1300 South Clinton Street      EDWARD B. MARTIN, FSA, MAAA, CLU
P.O. Box 1110                  Vice President, Life Products
Fort Wayne, IN 46801
Tel. (800) 348-0851

LINCOLN LIFE                                                  SEPERATE ACCOUNT G

July 28, 1995

Dear VUL III Policyholder:

The enclosed semi-annual report of the American Variable Insurance Series covers the six-month period ended May 31, 1995. Funds in this series--all of which gained ground during this period--serve as investment options under your Lincoln Life variable universal life insurance policy.

In addition to these American Variable Insurance Series funds, your policy offers two additional fund options managed by Lincoln Investment Management, Inc. formerly named Lincoln National Investment Management Co. These Lincoln managed funds operate with a different fiscal year than the American Variable Insurance Series. Because of that, you will receive the semi-annual report for these funds in a separate mailing which should arrive in a month.

The following table summarizes the results of the American Variable Insurance Series funds over several time periods. The objectives and performance of each fund are discussed in detail in the enclosed report. Figures below are slightly different from those appearing in the report as they reflect the deduction of asset charges associated with your policy.


                                          % Change in unit values
                                          -----------------------------------------------------------------------------
                                          Period ended 5/31/95     Periods ended 6/30/95
                                          -----------------------------------------------------------------------------
VUL III ACCOUNT FUNDS                                                                5-year average     10-year average
(Inception date)                          6 months                 1 year            annual compound    annual compound
-----------------------------------------------------------------------------------------------------------------------
Growth Fund (since 2/8/84)                +15.94%                  +29.45%           +13.11%            +16.34%
International Fund (since 5/1/90)*        + 3.64                   + 8.51            + 7.22             + 7.96
Growth-Income Fund (since 2/8/84)         +15.98                   +21.27            +10.97             +12.93
Asset Allocation Fund (since 8/1/89)      +15.36                   +17.28            +10.09             + 8.81
High-Yield Bond Fund (since 2/8/84)       +12.72                   + 9.57            +11.12             +11.74
U.S. Government/AAA-
Rated Securities Fund (since 12/1/85)     + 8.49                   + 9.07            + 8.21             + 7.97
Cash Management Fund (since 2/8/84)       + 2.42                   + 4.30            + 3.74             + 5.09


Please let us know if you have any questions. We look forward to continuing to work with you and help you achieve your long-term financial objectives.

Best regards,

/s/ Edward B. Martin

Edward B. Martin, CLU

VUL III began operations on 1/23/89. Results prior to 1/23/89 represent the gross investment results of the underlying funds minus the asset management charges and any miscellaneous expenses incurred by the underlying funds, and minus the mortality and expense risk charges made by the account.

This material must be preceded or accompanied by a prospectus for the Lincoln Life Flexible Premium Variable Life Account G. Please read the prospectus carefully before you invest.

*The risk associated with investing on a worldwide basis includes differences in regulation of financial data and reporting and currency exchanges as well as economic and political systems which may be different from those in the United States.

                                 LINCOLN LIFE


                                    VUL III

                                  SEMI ANNUAL

                                  REPORT 1995

[LINCOLN LIFE LOGO]

July 31, 1995

Dear VUL III Policyholder:

Thank you again for placing your confidence in Lincoln Life. We are pleased to report very strong performance for the VUL III subaccounts during the first six months of 1995.

Last month we sent you the semi annual report of the American Variable Insurance Series funds and mentioned that you would shortly receive a similar report for two additional fund options managed by Lincoln Investment Management, Inc. You will find this report on the following pages.

The table below shows the change in unit values of these two subaccounts over several time periods. These figures are slightly different from those appearing in the report as they reflect the deduction of asset charges associated with your policy.

                                      % change in unit values
                                      Periods ended 6/30/95
                                      --------------------------------------------------------
VUL III subaccounts                                         5-year average     10-year average
(Fund inception date)                 6 months    1 year    annual compound    annual compound
----------------------------------------------------------------------------------------------
Growth and Income Fund (1/1/82)         20.41%    25.24%    11.27%             13.18%
Special Opportunities Fund (1/1/82)     18.81     23.11     12.17              11.93

The first six months of 1995 saw a dramatic continuation of the rally of the financial marketplace that began in late 1994. The positive outlook in the U.S. for stable interest rates, strong corporate earnings and moderate inflation provided an excellent environment for equity securities.

The positive performance of the subaccounts for the first half of this year, in comparison to the relatively poor performance of 1994, illustrates the importance of keeping a long-term perspective and maintaining a well-diversified portfolio. It is important that your allocations among the available investment options are consistent with your risk tolerance and your investment horizon.

The following page contains performance and investment commentary regarding the Growth and Income Fund and the Special Opportunities Fund for the first six months of 1995. The portfolio advisor and subadvisors continue to utilize their expertise to obtain favorable relative returns in any given market condition. More detailed information about these two subaccounts follows the commentary.

Please note that the following information pertains to the underlying investments for your VUL III policy.

We appreciate your patronage and the opportunity to help you achieve your financial security goals. If we can be of further service, please call one of our customer service representatives on our toll free number--1-800-348-0851.

Sincerely,

/s/ Kelly D. Clevenger                           /s/ Edward B. Martin

Kelly D. Clevenger                               Edward B. Martin, CLU
President, Board of Directors                    Vice President, Life Products

VUL III began operations on 1/23/89; results     This material must be preceded
prior to 1/23/89 are hypothetical. The           or accompanied by a current
rates of return shown in the above table         prospectus for the Lincoln
reflect the percentage change in unit            Life Flexible Premium Variable
values of the Separate Account, and represent    Life Account G. Please read
the gross investment results of the subaccounts  the prospectus carefully before
minus the asset management charges and any       you invest.
miscellaneous expenses incurred by the funds, and minus the mortality and expense risk charges made by the Separate Account.

Vantage Global Advisors, Inc.
Scott Wittman


Growth & Income Fund

History was made in the first half of 1995 as the Dow Jones Industrial Average broke through the 4000 level for the first time ever. Perhaps more significant, however, was that the market's surge continued beyond that point to close at almost 4600 at the midpoint of the year. The S&P 500 Index, which provides a broader representation of stocks than the Dow Jones, climbed to 20.2% for the first six months of 1995.

The Growth & Income Fund provides conservative, risk-controlled exposure to the stock market. In the first half of 1995, it did just that, performing in line with the S&P 500 Index and ahead of most other funds which, on average, underperformed the Index. The Fund performance for 12/31/94 to 6/30/95 was 22.80%.

The market rose in the face of economic uncertainty. Growth in Gross Domestic Product for the first quarter was reported at 2.7%, the slowest rate since the third quarter of 1993. Automobile companies reported lower sales, increasing inventory, and forecasts of decreasing earnings in the near term. The housing market, despite lower long term interest rates continued to be sluggish. Housing starts were down in May. The U.S. economy has been losing jobs, primarily in the manufacturing and construction sectors of the economy, those sectors most sensitive to an economic downturn.

Out of this first half comes an important lesson: market timing is difficult. The market provided exceptional returns for the first half, despite the negative economic news. That economic news may have led some to take money out of the market. However, for investors with a long-term outlook, it is important to have solid, risk-controlled equity exposure in an investment portfolio at all times.


Special Opportunities Fund

The stock market surged to record breaking heights during the first half of 1995. While the Dow Jones Industrial Average wavered back and forth before struggling to break through the 4000 barrier, the 4500 mark quickly followed.

The market's rise has taken many analysts by surprise as steady negative economic news has been followed illogically by the market continuing to climb. Growth in Gross Domestic Product, a prime measure of domestic productivity, slowed to the lowest level since 1993. Economically sensitive sectors of the economy such as housing and automobiles showed strains as housing starts were down and automobile companies reported low levels of sales.

Some investors steered toward larger companies on the theory that those companies are less likely to be affected by an economic downturn. Thus, large stocks outperformed smaller stocks for the first six months. Nevertheless, the market's rise was so dramatic that small and large stocks alike provided substantial returns for the first six months. The Special Opportunities Fund outperformed the major mid-cap indices for the first half of 1995.

The Special Opportunities Fund performance for 12/31/94 to 6/30/95 was 20.69% while the S&P Mid-Cap Index performance was 17.6% for the same time period.

         Lincoln National Growth and Income
             Fund, Inc.

         Statement of Net Assets - Unaudited
         June 30, 1995

         Investments               Number             Market
                                  of Shares           Value
         Common Stocks:           ---------        -----------

         Aerospace:-1.4%
         -----------------------------------------------------
         McDonnell Douglas
           Corporation             270,900         $20,791,575
         -----------------------------------------------------


         Air Transportation:-0.6%
         -----------------------------------------------------
         AMR Corp. *               128,200           9,566,925
         -----------------------------------------------------

         Banking and Insurance:-7.3%
         -----------------------------------------------------
         Bank of Boston
           Corporation             521,500          19,556,250
         -----------------------------------------------------
         Bank of New York, Inc.    491,900          19,860,462
         -----------------------------------------------------
         Chase Manhattan Corp.      89,600           4,211,200
         -----------------------------------------------------
         Chemical Banking Corp.    404,300          19,103,175
         -----------------------------------------------------
         Cigna Corp.               236,800          18,381,600
         -----------------------------------------------------
         First Interstate Bank      19,300           1,548,825
         -----------------------------------------------------
         MBNA Corp.                339,500          11,458,125
         -----------------------------------------------------
         NWNL Cos. Inc.             18,700             715,275
         -----------------------------------------------------
         Ohio Casualty Corp.       120,800           3,835,400
         -----------------------------------------------------
         St. Paul Companies Inc.    90,000           4,432,500
         -----------------------------------------------------
         Transamerica Corp.        104,300           6,075,475
         -----------------------------------------------------
                                                   109,178,287

         Broadcasting:-1.7%
         -----------------------------------------------------
         Belo (A.H.) Corporation    36,500         $ 1,117,813
         -----------------------------------------------------
         Capital Cities ABC Inc.   218,100          23,554,800
         -----------------------------------------------------
                                                    24,672,613

         Building and Construction:0.4%
         -----------------------------------------------------
         Armstrong World
           Industries Inc.         114,900           5,759,363
         -----------------------------------------------------


         Chemicals:-3.7%
         -----------------------------------------------------
         Dow Chemical Co.          147,600          10,608,750
         -----------------------------------------------------
         Du Pont E I De Nemours
           & Co.                   248,300          17,070,625
         -----------------------------------------------------
         Eastman Chemical Company   82,900           4,932,550
         -----------------------------------------------------
         Georgia Gulf Corp.        126,400           4,123,800
         -----------------------------------------------------
         Olin Corp.                171,400           8,827,100
         -----------------------------------------------------
         Union Carbide Corp.       273,100           9,114,712
         -----------------------------------------------------
                                                    54,677,537

         Consumer Products and Services:-4.5%
         -----------------------------------------------------
         American Brands, Inc.     121,500           4,829,625
         -----------------------------------------------------
         Omnicom Group, Inc.       116,400           7,056,750
         -----------------------------------------------------
         Philip Morris Co. Inc.    547,000          40,683,125
         -----------------------------------------------------
         Procter & Gamble Co.      203,200          14,605,000
         -----------------------------------------------------
                                                    67,174,500

         Drug and Hospital Supplies:-7.6%
         -----------------------------------------------------
         Baxter International Inc. 581,900          21,166,613
         -----------------------------------------------------
         Bristol Myers Squibb Co.  429,300          29,246,063
         -----------------------------------------------------
         Lilly (Eli) & Company     225,800          17,725,300
         -----------------------------------------------------
         Schering-Plough
           Corporation             541,600          23,898,100
         -----------------------------------------------------
         Upjohn Co.                549,900          20,827,462
         -----------------------------------------------------
                                                   112,863,538

         Electrical and Electronics:-5.3%
         -----------------------------------------------------
         Avnet Inc.                123,200           5,959,800
         -----------------------------------------------------
         General Electric Co.      628,700          35,442,963
         -----------------------------------------------------
         General Instrument
           Corp. *                 192,200           7,375,675
         -----------------------------------------------------
         Tektronix Inc.            209,600          10,322,800
         -----------------------------------------------------
         Teradyne Inc. *           307,400          20,096,275
         -----------------------------------------------------
                                                    79,197,513

         Entertainment:-1.6%
         -----------------------------------------------------
         Mattel Inc.               199,231           5,180,006
         -----------------------------------------------------
         Mirage Resorts Inc. *     609,900          18,678,187
         -----------------------------------------------------
                                                    23,858,193

         Financial Services:-3.0%
         -----------------------------------------------------
         American General Corp.    584,000          19,710,000
         -----------------------------------------------------
         Dean Witter Discover
           & Co.                   261,800          12,304,600
         -----------------------------------------------------
         Household International
           Inc.                    270,700          13,399,650
         -----------------------------------------------------
                                                    45,414,250

         Food and Beverage:-6.6%
         -----------------------------------------------------
         Archer Daniels Midland
           Co.                     149,600           2,786,300
         -----------------------------------------------------
         Campbell Soup Co.         238,800          11,701,200
         -----------------------------------------------------
         Coca Cola Co.             329,700          21,018,375
         -----------------------------------------------------
         ConAgra, Inc.             295,400          10,302,075
         -----------------------------------------------------
         Coors (Adolph) C.B.       263,900           4,271,749
         -----------------------------------------------------
         IBP, Inc.                 425,600          18,513,600
         -----------------------------------------------------
         RJR Nabisco Holding Corp. 318,920           8,889,895
         -----------------------------------------------------
         Safeway Inc. *            456,200          17,050,475
         -----------------------------------------------------
         Universal Foods
           Corporation             142,600           4,616,675
         -----------------------------------------------------
                                                    99,150,344

         Household Appliances:-0.6%
         -----------------------------------------------------
         Maytag Corp.              547,800           8,764,800
         -----------------------------------------------------

         Industrial:-0.7%
         -----------------------------------------------------
         TRW Inc.                  126,100          10,072,238
         -----------------------------------------------------

         Machinery and Engineering:-2.6%
         -----------------------------------------------------
         Deere & Company           239,400          20,498,625
         -----------------------------------------------------
         Novellus Systems Inc. *   277,600          18,807,400
         -----------------------------------------------------
                                                    39,306,025

         Metals and Mining:-2.1%
         -----------------------------------------------------
         Cyprus Amax Minerials
           Company                 280,000           7,980,000
         -----------------------------------------------------
         Parker Hannifin Corp.     113,250           4,105,313
         -----------------------------------------------------
         Phelps Dodge Corp.        331,100          19,534,900
         -----------------------------------------------------
                                                    31,620,213

         Miscellaneous:-0.1%
         -----------------------------------------------------
         Outboard Marine
           Corporation              45,800             898,825
         -----------------------------------------------------

         Motor Vehicles and Equipment:-3.1%
         -----------------------------------------------------
         Eaton Corp.               343,700          19,977,563
         -----------------------------------------------------
         Ford Motor Company        619,000          18,415,250
         -----------------------------------------------------
         Goodrich BF Company       139,400           7,475,325
         -----------------------------------------------------
                                                    45,868,138

         Office and Business Equipment and Services:-9.3%
         -----------------------------------------------------
         Advanced Micro Devices,
           Inc.                    142,500           5,183,438
         -----------------------------------------------------
         Avery Dennison Corp.       35,800           1,432,000
         -----------------------------------------------------
         Broderbund Software
           Inc. *                  150,200           9,556,475
         -----------------------------------------------------
         Cadence Design Systems
           Inc. *                  329,500          10,667,563
         -----------------------------------------------------
         Ceridian Corporation *     90,100           3,322,438
         -----------------------------------------------------
         Computer Associates
           International Inc.      227,000          15,379,250
         -----------------------------------------------------
         Digital Equipment Corp. * 106,700           4,348,025
         -----------------------------------------------------
         International Business
           Machines                283,500          27,216,000
         -----------------------------------------------------
         Manpower Inc.             213,100           5,434,050
         -----------------------------------------------------
         Micron Technology Inc.    402,100          22,065,237
         -----------------------------------------------------
         Reynolds & Reynolds Co.   209,200           6,171,400
         -----------------------------------------------------
         Sun Microsystems Inc. *   431,000          20,930,222
         -----------------------------------------------------
         Tandem Computers Inc.*    502,400           8,101,200
         -----------------------------------------------------
                                                   139,807,298

         Paper:-2.3%
         -----------------------------------------------------
         Federal Paper Board Co.   451,000          15,954,125
         -----------------------------------------------------
         Stone Container Corp. *   465,500           9,891,875
         -----------------------------------------------------
         Union Camp Corp.          151,600           8,773,850
         -----------------------------------------------------
                                                    34,619,850

                                   Number             Market
                                  of Shares           Value
                                  ---------         ----------
         Petroleum and Petroleum Related:-8.9%
         -----------------------------------------------------
         Amoco Corp.               346,200          23,065,575
         -----------------------------------------------------
         Atlantic Richfield Co.     54,900           6,025,275
         -----------------------------------------------------
         Exxon Corp.               523,900          37,000,438
         -----------------------------------------------------
         Halliburton Co.           243,100           8,690,825
         -----------------------------------------------------
         Lyondell Petrochemical
           Company                 588,300          15,075,187
         -----------------------------------------------------
         Mobil Corp.               105,800          10,156,800
         -----------------------------------------------------
         Royal Dutch Petroleum Co. 114,600          13,966,875
         -----------------------------------------------------
         Williams Companies, Inc.  537,500          18,745,312
         -----------------------------------------------------
                                                   132,726,287

         Public Utilities:-4.5%
         -----------------------------------------------------
         Baltimore Gas & Electric
           Co.                     474,300          11,857,500
         -----------------------------------------------------
         Consolidated Edison
           Company                 679,900          20,057,050
         -----------------------------------------------------
         General Public Utilities
           Corp.                   406,950          12,106,762
         -----------------------------------------------------
         Northeast Utilities       388,000           8,730,000
         -----------------------------------------------------
         Pacific Gas & Electric
           Co.                     150,000           4,350,000
         -----------------------------------------------------
         Public Service Enterprise 224,000           6,216,000
         -----------------------------------------------------
         SCE Corporation           203,700           3,488,362
         -----------------------------------------------------
                                                    66,805,674

         Railroads:-0.9%
         -----------------------------------------------------
         Conrail Inc.              108,400           6,029,750
         -----------------------------------------------------
         Illinois Central Corp.    207,800           7,169,100
         -----------------------------------------------------
                                                    13,198,850

         Retail:-4.4%
         -----------------------------------------------------
         Eckerd Corp.*             114,900           3,676,800
         -----------------------------------------------------
         Jostens Inc.               56,100           1,192,125
         -----------------------------------------------------
         Kroger Co.*               658,800          17,705,250
         -----------------------------------------------------
         Pier 1 Imports Inc.       416,700           3,854,475
         -----------------------------------------------------
         Sears, Roebuck and Co.    228,200          13,663,475
         -----------------------------------------------------
         Staples Inc. *            440,200          12,738,067
         -----------------------------------------------------
         Waban Inc. *              252,500           3,755,937
         -----------------------------------------------------
         Wal-Mart Stores           331,200           8,859,600
         -----------------------------------------------------
                                                    65,445,729



Savings and Loan:-1.3%
-------------------------------------------------------------------------------
First Chicago Corp.                               334,500        $   20,028,187
-------------------------------------------------------------------------------

Soaps, Cleaner and Cosmetics:-2.4%
-------------------------------------------------------------------------------
Clorox Company                                    185,800            12,123,450
-------------------------------------------------------------------------------
Colgate-Palmolive Company                         264,900            19,370,813
-------------------------------------------------------------------------------
Dial Corp.                                        193,100             4,779,225
-------------------------------------------------------------------------------
                                                                     36,273,488

Telecommunications:-8.1%
-------------------------------------------------------------------------------
American Telephone & Telegraph Co.                345,200            18,338,750
-------------------------------------------------------------------------------
Ameritech Corp.                                   541,600            23,830,400
-------------------------------------------------------------------------------
Bellsouth Corp.                                   341,800            21,704,300
-------------------------------------------------------------------------------
Comsat Corporation                                281,600             5,526,400
-------------------------------------------------------------------------------
GTE Corp.                                         522,700            17,837,138
-------------------------------------------------------------------------------
Pacific Telesis Group                             692,500            18,524,375
-------------------------------------------------------------------------------
SBC Communications Inc.                           104,700             4,986,337
-------------------------------------------------------------------------------
Sprint Corp.                                      323,800            10,887,775
-------------------------------------------------------------------------------
                                                                    121,635,475

Textiles-Apparel Manufacturing:-0.3%
-------------------------------------------------------------------------------
V F Corporation                                    90,900             4,885,875
-------------------------------------------------------------------------------

Transportation:-0.3%
-------------------------------------------------------------------------------
PHH Corporation                                    92,700             4,125,150
-------------------------------------------------------------------------------

Total Common Stocks:-95.6%
(Cost-$1,181,630,368)                                             1,428,386,740
-------------------------------------------------------------------------------

                                                  Par
Money Market Instruments:                        Amount
                                               ----------

American General Corp.
5.87%, 7/24/95                                 $7,700,000             7,655,308
-------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.
5.85%, 7/18/95                                  5,900,000             5,860,691
-------------------------------------------------------------------------------
General Electric Co.
6.11%, 7/24/95                                  3,575,000             3,575,000
-------------------------------------------------------------------------------
Idaho Power Company
5.97%, 7/27/95                                  3,500,000             3,479,105
-------------------------------------------------------------------------------
Merrill Lynch & Company Inc.
5.9%, 7/03/95                                   2,700,000             2,688,053
5.97%, 7/13/95                                  5,300,000             5,274,511
5.95%, 7/17/95                                  4,400,000             4,371,638
-------------------------------------------------------------------------------
Mitsui & Co. (USA) Inc.
5.97%, 7/10/95                                  5,000,000             4,978,442
-------------------------------------------------------------------------------
Prudential Funding Inc.
5.96%, 7/11/95                                  6,000,000             5,981,127
-------------------------------------------------------------------------------
Smith Barney
5.94%, 8/02/95                                  1,400,000             1,390,760
-------------------------------------------------------------------------------
Southwestern Bell Telephone Co.
5.98%, 8/07/95                                  1,200,000             1,180,465
-------------------------------------------------------------------------------
Sumitomo Corp. of America
6.02%, 7/17/95                                  1,700,000             1,676,974
6.03%, 7/26/95                                  1,000,000               995,310
5.98%, 7/31/95                                  6,500,000             6,463,289
5.95%, 8/09/95                                  5,000,000             4,959,507
-------------------------------------------------------------------------------
Temple-Inland Inc.
5.98%, 7/26/95                                  5,000,000             4,965,947
5.95%, 8/02/95                                  2,000,000             1,984,133
5.95%, 8/22/95                                  1,900,000             1,880,216
-------------------------------------------------------------------------------
U.S. Treasury Bill *
0.0% 5/02/96                                    4,500,000             4,229,958
-------------------------------------------------------------------------------
Vermont American Corp.
5.95%, 7/24/95                                  1,400,000             1,390,513
5.95%, 7/27/95                                  6,400,000             6,352,400
-------------------------------------------------------------------------------

Total Money Market Instruments:-5.4%
(Cost-$81,333,347)                                                   81,333,347
-------------------------------------------------------------------------------

Total Investments:-101.0%
(Cost-$1,262,963,715)                                             1,509,720,087
-------------------------------------------------------------------------------

Other Assets Under Liabilities-(1.0%)                               (15,097,350)
-------------------------------------------------------------------------------

Net Assets--100.0%
(equivalent to $26.276 per share
based on 56,881,977 shares
issued and outstanding)                                          $1,494,622,737
===============================================================================


Lincoln National Special Opportunities
    Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 1995
                                             Number             Market
Investments                                of Shares            Value
                                           ----------        ------------
Common Stocks:

Aerospace:-1.9%
-------------------------------------------------------------------------
McDonnell Douglas Corporation                  52,100          $3,998,675
-------------------------------------------------------------------------
Parker Hannifin Corp.                         109,050           3,953,063
-------------------------------------------------------------------------
                                                                7,951,738

Banking and Insurance:-9.4%
-------------------------------------------------------------------------
Aon Corp.                                     109,500           4,078,875
-------------------------------------------------------------------------
Bank of Boston Corporation                    108,000           4,050,000
-------------------------------------------------------------------------
Bank of New York, Inc.                         99,100           4,001,163
-------------------------------------------------------------------------
Chase Manhattan Corp.                          67,300           3,152,888
-------------------------------------------------------------------------
Chemical Banking Corp.                         81,900           3,869,775
-------------------------------------------------------------------------
Cigna Corp.                                    51,600           4,005,450
-------------------------------------------------------------------------
First Interstate Bank                          48,800           3,916,200
-------------------------------------------------------------------------
NWNL Cos. Inc.                                104,300           3,989,475
-------------------------------------------------------------------------
Transamerica Corp.                             70,400           4,100,800
-------------------------------------------------------------------------
US Life Corporation                            99,300           3,996,825
-------------------------------------------------------------------------
                                                               39,161,451

Building and Construction:-0.9%
-------------------------------------------------------------------------
Armstrong World Industries                     77,400           3,879,675
-------------------------------------------------------------------------

Chemicals:-5.1%
-------------------------------------------------------------------------
ASARCO Inc.                                   141,700           4,321,850
-------------------------------------------------------------------------
Cabot Corp.                                    84,600           4,462,650
-------------------------------------------------------------------------
Georgia Gulf Corp.                            122,300           3,990,037
-------------------------------------------------------------------------
Olin Corp.                                     78,200           4,027,300
-------------------------------------------------------------------------
Union Carbide Corp.                           131,500           4,388,813
-------------------------------------------------------------------------
                                                               21,190,650

Coal and Gas:-1.0%
-------------------------------------------------------------------------
Pacific Enterprises                           178,400           4,370,800
-------------------------------------------------------------------------

Consumer Products and Services:-4.5%
-------------------------------------------------------------------------
American Brands, Inc.                          98,900           3,931,275
-------------------------------------------------------------------------
Handleman Company                             382,800           3,684,450
-------------------------------------------------------------------------
Leggett & Platt Inc.                           92,000           4,048,000
-------------------------------------------------------------------------
The Stanley Works                              89,900           3,404,962
-------------------------------------------------------------------------
Universal Corporation                         179,700           3,773,700
-------------------------------------------------------------------------
                                                               18,842,387

Drug and Hospital Supplies:-5.0%
-------------------------------------------------------------------------
Amsco International Inc. *                    310,100           4,302,638
-------------------------------------------------------------------------
Baxter International Inc.                     115,400           4,197,675
-------------------------------------------------------------------------
Marion Merrell Dow Inc.                       158,800           4,049,400
-------------------------------------------------------------------------
Nellcor Inc. *                                 89,000           3,971,625
-------------------------------------------------------------------------
Upjohn Co.                                    112,000           4,242,000
-------------------------------------------------------------------------
                                                               20,763,338

Electrical and Electronics:-2.8%
-------------------------------------------------------------------------
Arrow Electrics Inc. *                         83,200           4,139,200
-------------------------------------------------------------------------
Cypress Semiconductor Corporation *            94,900           3,843,450
-------------------------------------------------------------------------
Harris Corp.                                   74,100           3,825,412
-------------------------------------------------------------------------
                                                               11,808,062

Entertainment:-2.0%
-------------------------------------------------------------------------
Mattel Inc.                                   158,343           4,116,918
-------------------------------------------------------------------------
Mirage Resorts Inc. *                         133,800           4,097,625
-------------------------------------------------------------------------
                                                                8,214,543

Financial Services:-1.8%
-------------------------------------------------------------------------
Beneficial Corp.                               81,200           3,572,800
-------------------------------------------------------------------------
Household International Inc.                   81,500           4,034,250
-------------------------------------------------------------------------
                                                                7,607,050

Food and Beverage:-2.9%
-------------------------------------------------------------------------
Coors (Adolph) C.B.                           235,500           3,812,039
-------------------------------------------------------------------------
IBP, Inc.                                      96,900           4,215,150
-------------------------------------------------------------------------
International Multifoods Inc.                 181,900           4,092,750
-------------------------------------------------------------------------
                                                               12,119,939

Industrial:-3.0%
-------------------------------------------------------------------------
Timken Company                                 94,700           4,368,038
-------------------------------------------------------------------------
Trinova Corp.                                 114,100           3,993,500
-------------------------------------------------------------------------
TRW Inc.                                       51,700           4,129,537
-------------------------------------------------------------------------
                                                               12,491,075

Machinery and Engineering:-3.8%
-------------------------------------------------------------------------
Briggs & Stratton Corporation                 114,700           3,957,150
-------------------------------------------------------------------------
Carpenter Technology Corporation               61,500           4,189,688
-------------------------------------------------------------------------
Deere & Company                                44,800           3,836,000
-------------------------------------------------------------------------
Novellus Systems Inc. *                        57,900           3,922,725
-------------------------------------------------------------------------
                                                               15,905,563

Metals and Mining:-2.8%
-------------------------------------------------------------------------
Ball Corporation                              104,500           3,644,437
-------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                        106,300           4,092,550
-------------------------------------------------------------------------
Phelps Dodge Corp.                             67,400           3,976,600
-------------------------------------------------------------------------
                                                               11,713,587

Miscellaneous:-0.0%
-------------------------------------------------------------------------
Flight Transportation Corporation *             4,725                   1
-------------------------------------------------------------------------

Motor Vehicles and Equipment:-2.0%
-------------------------------------------------------------------------
Dana Corp.                                    150,000           4,293,750
-------------------------------------------------------------------------
Eaton Corp.                                    72,500           4,214,062
-------------------------------------------------------------------------
                                                                8,507,812

Office and Business Equipment and Services:-11.3%
-------------------------------------------------------------------------
Advanced Micro Devices, Inc.                  112,700           4,099,463
-------------------------------------------------------------------------
Avery Dennison Corp.                           93,200           3,728,000
-------------------------------------------------------------------------
Cadence Design Systems Inc. *                 136,200           4,409,475
-------------------------------------------------------------------------
Comdisco Inc.                                 133,300           4,048,987
-------------------------------------------------------------------------
Computer Associates International Inc.         57,300           3,882,075
-------------------------------------------------------------------------
Manpower Inc.                                 160,000           4,080,000
-------------------------------------------------------------------------
Micron Technology Inc.                         71,100           3,680,404
-------------------------------------------------------------------------
New England Business Services Inc.            181,000        $  3,574,750
--------------------------------------------------------------------------
Reynolds & Reynolds Co.                       132,100           3,896,950
--------------------------------------------------------------------------
Sun Microsystems Inc. *                        81,300           3,948,091
--------------------------------------------------------------------------
Tandem Computers Inc. *                       243,500           3,926,438
--------------------------------------------------------------------------
Xerox Corp.                                    33,200           3,892,700
--------------------------------------------------------------------------
                                                               47,167,333

Paper:-4.1%
--------------------------------------------------------------------------
Boise Cascade Corp.                              110,300         4,467,150
--------------------------------------------------------------------------
Chesapeake Corp.                                 127,900         3,980,887
--------------------------------------------------------------------------
Stone Container Corp. *                          210,400         4,471,000
--------------------------------------------------------------------------
Westvaco Corp.                                    91,900         4,066,575
--------------------------------------------------------------------------
                                                                16,985,612

Petroleum and Petroleum Related:-5.8%
--------------------------------------------------------------------------
GATX                                              85,700         4,038,613
--------------------------------------------------------------------------
Lyondell Petrochemical Company                   170,000         4,356,250
--------------------------------------------------------------------------
Oryx Energy Company *                            275,200         3,784,000
--------------------------------------------------------------------------
Phillips Petroleum Co.                           124,600         4,158,525
--------------------------------------------------------------------------
Smith International Inc. *                       230,600         3,862,550
--------------------------------------------------------------------------
Williams Companies, Inc.                         113,000         3,940,875
--------------------------------------------------------------------------
                                                                24,140,813

Printing and Publishing:-0.9%
--------------------------------------------------------------------------
Banta Corporation                                108,500         3,648,312
--------------------------------------------------------------------------

Public Utilities:-6.7%
--------------------------------------------------------------------------
Baltimore Gas & Electric Co.                     152,200         3,805,000
--------------------------------------------------------------------------
General Public Utilities Corp.                   133,200         3,962,700
--------------------------------------------------------------------------
Kansas City Power & Light Co.                    174,500         3,991,688
--------------------------------------------------------------------------
Northeast Utilities                              170,700         3,840,750
--------------------------------------------------------------------------
Ohio Edison Co.                                  192,900         4,364,363
--------------------------------------------------------------------------
Rochester Gas & Electric Corp.                   184,700         3,924,875
--------------------------------------------------------------------------
SCE Corporation                                  235,400         4,031,225
--------------------------------------------------------------------------
                                                                27,920,601

Railroads:-1.9%
--------------------------------------------------------------------------

Burlington Northern Inc.                          68,100         4,287,915
--------------------------------------------------------------------------
Conrail Inc.                                      68,700         3,821,437
--------------------------------------------------------------------------
                                                                 8,109,352

Restraurant:-0.8%
--------------------------------------------------------------------------
Sbarro Inc.                                      148,900         3,443,661
--------------------------------------------------------------------------

                                                      Number          Market
                                                    of Shares         Value
                                                   -----------        ------
Retail:-6.7%
-------------------------------------------------------------------------------
C M L Group Inc.                                     159,400         1,255,275
-------------------------------------------------------------------------------
Eckerd Corp. *                                       125,400         4,012,800
-------------------------------------------------------------------------------
Family Dollar Stores, Inc.                           163,100         2,405,725
-------------------------------------------------------------------------------
Kroger Co.*                                          153,500         4,125,312
-------------------------------------------------------------------------------
Rite Aid Corp.                                       166,100         4,256,312
-------------------------------------------------------------------------------
Smith's Food & Drug Centers Inc.                     190,500         3,762,375
-------------------------------------------------------------------------------
Staples Inc. *                                       140,500         4,065,648
-------------------------------------------------------------------------------
Waban Inc. *                                         275,900         4,104,012
-------------------------------------------------------------------------------
                                                                    27,987,459

Savings and Loan:-1.0%
-------------------------------------------------------------------------------
First Chicago Corp.                                   67,400         4,035,575
-------------------------------------------------------------------------------

Shoes:-1.0%
-------------------------------------------------------------------------------
Nike, Inc.                                            47,700         4,006,800
-------------------------------------------------------------------------------

Soaps, Cleaner and Cosmetics:-2.1%
-------------------------------------------------------------------------------
Clorox Company                                        68,100         4,350,421
-------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.              85,500         4,253,625
-------------------------------------------------------------------------------
                                                                     8,604,046

Steel:-0.9%
-------------------------------------------------------------------------------
USX Steel Group Inc.                                 105,300         3,598,645
-------------------------------------------------------------------------------

Telecommunications:-1.7%
-------------------------------------------------------------------------------
Comsat Corporation                                   194,200         3,811,175
-------------------------------------------------------------------------------
Pacific Telesis Group                                128,100         3,426,675
-------------------------------------------------------------------------------
                                                                     7,237,850

Textiles-Apparel Manufacturing:-1.0%
-------------------------------------------------------------------------------
Springs Industries Inc.                              107,800         4,015,550
-------------------------------------------------------------------------------

Total Common Stocks-94.8%
(Cost-$344,573,199)                                               $395,429,280
-------------------------------------------------------------------------------

                                                    Par
Money Market Instruments:                          Amount
                                                   ------

BellSouth Telecommunications
5.95%, 7/20/95                                   $ 1,300,000         1,295,488
-------------------------------------------------------------------------------
Corporate Asset Funding Co.
6.05%, 7/13/95                                     1,000,000           997,479
-------------------------------------------------------------------------------
Credit Suisse Financial
6.0%, 7/06/95                                     11,600,000        11,582,600
-------------------------------------------------------------------------------
Du Pont E I De Nemours & Co.
6.0%, 7/07/95                                      8,219,000         8,209,411
-------------------------------------------------------------------------------
General Electric Co.
6.1%, 7/05/95                                        380,000           380,000
-------------------------------------------------------------------------------
Prudential Funding Inc.
5.94%, 7/20/95                                     6,000,000         5,991,090
-------------------------------------------------------------------------------
U.S. Treasury Bill
0.0%, 5/02/96 +                                      750,000           704,993
-------------------------------------------------------------------------------

Total Money Market Instruments:-7.0%
(Cost-$29,161,061)                                                  29,161,061
-------------------------------------------------------------------------------

Total Investments-101.8%
(Cost-$373,735,260)                                                424,590,341
-------------------------------------------------------------------------------

Liability for Stock Call Options                   Number
  Written:                                        of Shares
                                                 -----------

Armstrong World Industries Inc.
Expiring 7/22/95, strike price 45                     60,000          (322,500)
-------------------------------------------------------------------------------
Beneficial Corp.
Expiring 7/22/95, strike price 40                     51,400          (215,238)
-------------------------------------------------------------------------------
Burlington Northern Inc.
Expiring 7/22/95, strike price 60                     66,000          (247,500)
-------------------------------------------------------------------------------
Chase Manhattan Corp.
Expiring 7/22/95, strike price 40                     25,200          (177,975)
-------------------------------------------------------------------------------
Clorox Company
Expiring 7/22/95, strike price 55                     20,000          (207,500)
-------------------------------------------------------------------------------
Comdisco Inc.
Expiring 7/22/95, strike price 23                     80,000          (640,000)
-------------------------------------------------------------------------------
General Public Utilities Corp.
Expiring 7/22/95, strike price 30                     35,000           (17,500)
-------------------------------------------------------------------------------
Micron Technology Inc.
Expiring 7/22/95, strike price 43                     40,000          (502,500)
-------------------------------------------------------------------------------
Sbarro Inc.
Expiring 7/22/95, strike price 20                     15,000           (55,313)
-------------------------------------------------------------------------------
USX Steel Group Inc.
Expiring 7/22/95, strike price 30                     45,000          (199,687)
-------------------------------------------------------------------------------

Total Liability for Stock Call
  Options Written:-(0.6%)
(Premium Received - $2,223,883)                                     (2,585,713)
-------------------------------------------------------------------------------

Other Assets Under Liabilities-(1.25%)                              (5,000,189)
-------------------------------------------------------------------------------

Net Assets-100.0%
(equivalent to $25.027 per share
based on 16,661,883 shares
issued and outstanding)                                           $417,004,439
===============================================================================

*  Non-income producing.
+  Pledged as collateral for financial futures contracts.

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS - Unaudited
Six Months Ended June 30, 1995

                                                    Lincoln                 Lincoln
                                                    National               National
                                                     Growth                 Special
                                                   and Income            Opportunities
                                                   Fund, Inc.             Fund, Inc.
                                                   -----------------------------------
Investment income:
    Interest                                         $2,312,282              $676,932
-------------------------------------------------------------------------------------
    Dividends                                        18,134,088             4,824,743
-------------------------------------------------------------------------------------
        Total investment income                      20,446,370             5,501,675
-------------------------------------------------------------------------------------
Expenses:
    Management fees                                   2,245,055               811,084
-------------------------------------------------------------------------------------
    Directors fees                                        1,500                 1,500
-------------------------------------------------------------------------------------
    Other fees                                              325                   325
-------------------------------------------------------------------------------------
    Other                                                88,580                38,934
-------------------------------------------------------------------------------------
        Total expenses                                2,335,460               851,843
-------------------------------------------------------------------------------------
Net investment income                                18,110,910             4,649,832
-------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on
  investments:
    Net realized gain
      (loss) on:
          Investment transactions                    34,664,505            14,394,227
-------------------------------------------------------------------------------------
          Options written                                     -              (848,799)
-------------------------------------------------------------------------------------
            Net realized
             gain (loss) on
             investments                             34,664,505            13,545,428
-------------------------------------------------------------------------------------
    Net change in unrealized
      appreciation or
      depreciation on:
        Investments                                 201,891,132            47,668,716
-------------------------------------------------------------------------------------
          Options written                                     -              (341,154)
-------------------------------------------------------------------------------------
             Net change in
               unrealized
               appreciation
               or depreciation
               on investments                       201,891,132            47,327,562
-------------------------------------------------------------------------------------
Net gain (loss) on investments                      236,555,637            60,872,990
-------------------------------------------------------------------------------------
Net increase(decrease) in net assets
resulting from operations                          $254,666,547           $65,522,822
=====================================================================================
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS - Unaudited
Six Months Ended June 30, 1994 and 1995

                                     Lincoln            Lincoln
                                     National           National
                                      Growth            Special
                                    and Income         opportunities
                                    Fund, Inc.          Fund, Inc.
                                  ---------------      -------------
                                                       C>
Net Assets at January 1, 1994     $1,034,105,477       $273,997,784
-------------------------------------------------------------------
Changes from operations:
    Net investment income             14,682,737          3,382,145
-------------------------------------------------------------------
    Net realized gain (loss)
      on investments                  41,981,099          9,512,228
-------------------------------------------------------------------
    Net change in unrealized
      appreciation or
      depreciation on
      investments                    (90,040,847)       (27,597,292)
-------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                         (33,377,011)       (14,702,919)
-------------------------------------------------------------------

Dividends to shareholder from:
    Net investment income            (14,682,737)        (3,382,145)
-------------------------------------------------------------------
    Net realized gain on
      investments                    (45,931,842)       (18,072,011)
-------------------------------------------------------------------
        Total dividends to
          shareholder                (60,614,579)       (21,454,156)
-------------------------------------------------------------------
Net increase in net assets
  resulting from capital share
    transactions                     137,186,311         48,197,925
-------------------------------------------------------------------
    Total increase (decrease)
      in net assets                   43,194,721         12,040,850
-------------------------------------------------------------------
Net Assets at June 30, 1994       $1,077,300,198       $286,038,634
===================================================================

Net Assets at January 1, 1995     $1,161,324,307       $318,417,174
-------------------------------------------------------------------
Changes from operations:
    Net investment income             18,110,910          4,649,832
-------------------------------------------------------------------
    Net realized gain (loss)
      on investments                  34,664,505         13,545,428
-------------------------------------------------------------------
    Net change in unrealized
      appreciation or
      depreciation on
      investments                    201,891,132         47,327,562
-------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                         254,666,547         65,522,822
-------------------------------------------------------------------
Dividends to shareholder from:
    Net investment income            (18,110,910)        (4,649,832)
-------------------------------------------------------------------
    Net realized gain on
      investments                    (69,061,295)       (15,004,876)
-------------------------------------------------------------------
        Total dividends to
          shareholder                (87,172,205)       (19,654,708)
-------------------------------------------------------------------
Net increase in net assets
  resulting from capital share
  transactions                       165,804,088         52,719,151
-------------------------------------------------------------------
    Total increase in net
      assets                         333,298,430         98,587,265
-------------------------------------------------------------------
Net Assets at June 30, 1995       $1,494,622,737       $417,004,439
===================================================================

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - UNAUDITED

June 30, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

THE FUNDS: Lincoln National Growth and Income Fund, Inc., is registered as an open-end, diversified management investment company and Lincoln National Special Opportunities Fund, Inc. is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended. The Funds' shares are sold only to The Lincoln National Life Insurance Company (the Company) for allocation to its Variable Annuity Account C, which was established for the purpose of funding variable annuity contracts, and to its Flexible Premium Variable Life Accounts D, G, and K, which were established for the purpose of funding variable universal life contracts.

INVESTMENT VALUATION: Investments are stated at value. Portfolio securities which are traded on stock exchanges are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their bid quotations. The Funds hedge certain portions of their exposure to fluctuations in interest, market, and foreign exchange risks by entering into derivative transactions. These hedges include options and financial futures. Options traded on exchanges are valued at the last bid price for options purchased and the last sale price for options written. Options traded in the over-the-counter market are valued at the last asked price for options written and the last bid price for options purchased. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors. Money market instruments in securities are stated at amortized cost, which approximates market value.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income includes premium and discount amortization on money market instruments and mortgage-backed securities; it also includes original issue and market discount amortization on long-term debt investments. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

TAXES: Each Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, each Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. OTHER ASSETS UNDER LIABILITIES

The statement of net assets accounts "Other Assets Over(Under) Liabilities" at June 30, 1995 consisted of the following assets (liabilities):

                                         LINCOLN          LINCOLN
                                        NATIONAL         NATIONAL
                                          GROWTH          SPECIAL
                                      AND INCOME    OPPORTUNITIES
                                      FUND, INC.       FUND, INC.
                                      ---------------------------

Receivable for dividends earned     $  3,585,149      $ 1,027,680
-----------------------------------------------------------------
Receivable for interest earned           244,798           20,789
-----------------------------------------------------------------
Receivable for securities sold           326,571          183,994
-----------------------------------------------------------------
Dividends declared and unpaid        (18,110,910)      (4,649,832)
-----------------------------------------------------------------
Payable for securities
   purchased                          (3,150,436)        (919,016)
-----------------------------------------------------------------
Management fees payable                 (408,755)        (147,287)
-----------------------------------------------------------------
Other, net                              (522,915)        (516,517)
-----------------------------------------------------------------
                                    $(15,097,350)     $(5,000,189)
                                    =============================

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Lincoln National Investment Management Company (the Advisor) manages the Funds' investment portfolios, maintains their accounts and records, and furnishes the services of individuals to perform executive and administrative functions of the Funds. In return for these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net asset value of the Funds, .40% of the next $200,000,000, and .30% of the average daily net asset value of the Funds in excess of $400,000,000 for all the Funds except for the Lincoln National Global Asset Allocation Fund, Inc. which has management fee annual rates of .75%, .70%, and .68%, respectively, the Lincoln National International Fund, Inc. which has management fee annual rates of .90%, .75%, and .60%, respectively, and the Lincoln National Aggressive Growth Fund, Inc. which has management fee annual rates of .75%, .70%, and .65%, respectively. The Lincoln National Capital Appreciation Fund, Inc. and the Lincoln National Equity Income Fund, Inc. have management fees of .80% and .95%, respectively, with no breakpoints. If the aggregate annual expenses of the Funds, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceeds 1 1/2% of the average daily net asset value of the Fund, the Advisor will reimburse the Funds in the amount of such excess. No reimbursement was due for the year ended June 30, 1995.

Certain officers and directors of the Funds are also officers or directors of the Company. The compensation of unaffiliated directors of the Funds is borne by the Funds.


4. ANALYSIS OF NET ASSETS

The analysis of net assets at June 30, 1995 consisted of the following:


                                       NATIONAL
                                        GROWTH
                                      AND INCOME
                                      FUND, INC.
Common Stock, par value
  $.01 per share  **                $      568,820
--------------------------------------------------
Paid-in capital in excess
 of par value of shares
 issued                              1,212,633,039
--------------------------------------------------
Undistributed net realized
 gain (loss) on
 investments                            34,664,506
--------------------------------------------------
Net unrealized
 appreciation or
 depreciation on
 investments                           246,756,372
--------------------------------------------------
                                    $1,494,622,737
                                    ==============

                                        LINCOLN
                                        NATIONAL
                                        SPECIAL
                                     OPPORTUNITIES
                                       FUND, INC.

Common Stock, par value
 $.01 per share  **                 $      166,619
--------------------------------------------------
Paid-in capital in excess
 of par value of shares
 issued                                352,600,881
--------------------------------------------------
Undistributed net realized
 gain (loss) on
 investments                            13,545,427
--------------------------------------------------
Net unrealized
 appreciation or
 depreciation on
 investments                            50,691,512
--------------------------------------------------
                                      $417,004,439
                                      ============

   ** The Lincoln National Growth and Income Fund, Inc. and the Lincoln National Special Opportunities Fund, Inc. have 100,000,000 and 50,000,000 shares authorized, respectively.

NOTES TO FINANCIAL STATEMENTS - UNAUDITED (CONTINUED)

5. INVESTMENTS

The cost of investments for federal income tax purposes is the same as for book purposes. The aggregate cost of investments purchased, the aggregate proceeds from investments sold, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) at June 30, 1995 are as follows:


                                                                                           NET
                              AGGREGATE     AGGREGATE       GROSS          GROSS        UNREALIZED
                               COST OF       PROCEEDS     UNREALIZED     UNREALIZED    APPRECIATION
                              PURCHASES     FROM SALES   APPRECIATION   DEPRECIATION  (DEPRECIATION)
                             -----------   ------------  ------------   ------------  --------------

Lincoln National Growth
 and Income Fund, Inc.       $432,622,281  $367,280,613  $260,292,893   $(13,536,521)  $246,756,372
Lincoln National Special
 Opportunities Fund, Inc.     194,864,383   163,944,217    61,506,652    (10,815,140)    50,691,512

6.  SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION

OPTIONS: The Funds purchase or write options which are exchange traded to hedge fluctuation risks in the price of certain securities. When the Funds write a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Funds for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Funds are subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. Written call option activity for 1995 is summarized as follows:

                                                                         LINCOLN NATIONAL SPECIAL
                                                                          OPPORTUNITIES FUND, INC.
                                                                  ---------------------------------------
                                                                  NUMBER OF                    PREMIUMS
                                                                   SHARES                      RECEIVED
                                                                  ---------------------------------------

Options outstanding at January 1, 1995                               125,400                  $   204,656
Options written                                                    2,010,500                    7,773,092
Options exercised                                                   (140,700)                    (651,982)
Options expired                                                      (94,800)                    (184,575)
Options closed                                                    (1,462,800)                  (4,917,308)
                                                                  ---------------------------------------

Options outstanding at June 30, 1995                                 437,600                    2,223,883
                                                                  ----------                   ----------

Unrealized depreciation at June 30, 1995                                                          361,830
                                                                                               ----------

Market value of options written at June 30, 1995                                               $2,585,713
                                                                                               ----------

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts, which are exchange traded, to hedge fluctuation risks of adverse changes in exchange markets or interest rates. Financial futures contracts obligate the Funds to take delivery or deliver a financial instrument at a future date at a specified price. The Funds deposit with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at June 30, 1995 was $704,993 for the Lincoln National Special Opportunities Fund, Inc. The unrealized gain or loss on the contracts are reflected in the accompanying financial statements. The Funds are subject to the market risks of unexpected changes in the underlying markets and interest rates; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Purchased financial futures contracts open at June 30, 1995 were as follows:

                                                             UNDERLYING     EXPIRATION       UNREALIZED
FUND                                 CONTRACTS               FACE AMOUNT       DATE             GAIN
-------------------------------------------------------------------------------------------------------

Special Opportunities    85 S&P 500 contracts                $ 8,283,615    September 1995   $   197,260


7. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                                                   SHARES ISSUED UPON       NET INCREASE (DECREASE)
                                        CAPITAL            REINVESTMENT OF           CAPITAL SHARES          RESULTING FROM CAPITAL
                                      SHARES SOLD             DIVIDENDS                 REDEEMED               SHARE TRANSACTIONS
                                 ---------------------------------------------------------------------------------------------------

                                  SHARES      AMOUNT      SHARES      AMOUNT       SHARES        AMOUNT        SHARES      AMOUNT
                                 ---------  -----------  ---------  -----------  ----------   ------------   ---------  ------------

Six Months Ended June 30,
 1994:

Lincoln National Growth
 and Income Fund, Inc.           3,325,648   78,867,606  2,858,034   69,491,281    (480,372)   (11,172,576)  5,703,310   137,186,311

Lincoln National Special
 Opportunities Fund, Inc.        2,453,096   55,990,532    983,330   23,219,317  (1,381,144)   (31,011,924)  2,055,282    48,197,925



Six Months Ended June 30, 1995:

Lincoln National Growth and
 Income Fund, Inc.               3,080,048   75,306,254  4,377,795  100,769,414    (425,159)   (10,271,580)  7,032,684   165,804,088

Lincoln National Special
 Opportunities Fund, Inc.        1,782,194   41,428,814  1,003,269   22,445,189    (489,693)   (11,154,852)  2,295,770    52,719,151


8.  DISTRIBUTION TO SHAREHOLDER

The Funds declare dividends daily on net investment income and annually, if any, on net realized gains. Dividends are distributed annually.

9. FUND NAME CHANGES

Effective April 28, 1995, the name of the Lincoln National Growth Fund, Inc. was changed to the Lincoln National Growth and Income Fund, Inc.

FINANCIAL HIGHLIGHTS - Unaudited
(Selected data for each share of Common Stock outstanding throughout the year)

                        Income from Investment Operation                Less Dividends From:
                    -----------------------------------------   -------------------------------------
           Net                          Net
          Asset                    Realized and      Total
Year      Value         Net         Unrealized        From         Net       Net Realized
Ended   Beginning    Investment    Gain(Loss) on   Investment   Investment     Gain on        Total
12/31   of Period   Income(Loss)    Investments    Operations     Income     Investments    Dividends
-----------------------------------------------------------------------------------------------------
                            Lincoln National Growth and Income Fund, Inc.

1986     $16.138      $ 0.544         $ 2.147        $ 2.691     $(0.544)      $(0.254)      $(0.798)
1987      18.031        0.587           2.148          2.735      (0.587)       (0.539)       (1.126)
1988      19.640        0.540           0.729          1.269      (0.540)       (2.997)       (3.537)
1989      17.372        0.793           2.859          3.652      (0.793)            -        (0.793)
1990      20.231        0.512          (0.539)        (0.027)     (0.512)       (1.068)       (1.580)
1991      18.624        0.617           5.142          5.759      (0.617)            -        (0.617)
1992      23.766        0.663          (0.336)         0.327      (0.663)       (0.503)       (1.166)
1993      22.927        0.610           2.285          2.895      (0.610)       (0.519)       (1.129)
1994      24.693        0.668          (0.428)         0.240      (0.668)       (0.968)       (1.636)
1995+     23.297        0.334           4.252          4.586      (0.334)       (1.273)       (1.607)



           Net                             Ratio of Net
          Asset                Ratio of     Investment                Net Assets
Year      Value                Expenses       Income      Portfolio     At End
Ended      End      Total     To Average    To Average    Turnover    of Period
12/31   of Period   Return**  Net Assets    Net Assets      Rate       (000's)
-------------------------------------------------------------------------------
                 Lincoln National Growth and Income Fund, Inc.

1986     $18.031     16.77%       0.50%         3.06%       55.22%    $105,781
1987      19.640     14.75%       0.52%         2.78%      142.01%     177,354
1988      17.372      8.06%       0.54%         3.08%      179.88%     209,513
1989      20.231     19.86%       0.50%         4.06%      208.98%     295,399
1990      18.624      1.68%       0.48%         2.79%       59.47%     356,329
1991      23.766     30.83%       0.44%         2.86%       33.59%     581,297
1992      22.927      1.24%       0.41%         2.97%       74.50%     765,457
1993      24.693     13.31%       0.38%         2.58%       60.76%   1,034,105
1994      23.297      0.94%       0.37%         2.85%       76.34%   1,161,324
1995+     26.276     22.80%       0.18%         1.38%       29.11%   1,494,623



                        Income from Investment Operation                Less Dividends From:
                    -----------------------------------------   -------------------------------------
           Net                          Net
          Asset                    Realized and      Total
Year      Value         Net         Unrealized        From         Net       Net Realized
Ended   Beginning    Investment    Gain(Loss) on   Investment   Investment     Gain on        Total
12/31   of Period   Income(Loss)    Investments    Operations     Income     Investments    Dividends
-----------------------------------------------------------------------------------------------------
                          Lincoln National Special Opportunities Fund, Inc.

1986    $17.233        $0.178         $(0.616)      $(0.438)     $(0.178)            -       $(0.178)
1987     16.617         0.064           1.316         1.380       (0.064)            -        (0.064)
1988     17.933         0.060           0.327         0.387       (0.060)       (2.659)       (2.719)
1989     15.601         0.276           4.904         5.180       (0.276)            -        (0.276)
1990     20.505         0.236          (1.931)       (1.695)      (0.236)       (1.208)       (1.444)
1991     17.366         0.323           7.195         7.518       (0.323)            -        (0.323)
1992     24.561         0.546           1.106         1.652       (0.546)       (0.955)       (1.501)
1993     24.712         0.530           2.703         3.233       (0.530)       (2.937)       (3.467)
1994     24.478         0.565          (0.942)       (0.377)      (0.565)       (1.372)       (1.937)
1995+    22.164         0.296           3.818         4.114       (0.296)       (0.955)       (1.251)



           Net                             Ratio of Net
          Asset                Ratio of     Investment                Net Assets
Year      Value                Expenses       Income      Portfolio     At End
Ended      End      Total     To Average    To Average    Turnover    of Period
12/31   of Period   Return**  Net Assets    Net Assets      Rate       (000's)
-------------------------------------------------------------------------------
               Lincoln National Special Opportunities Fund, Inc.

1986    $16.617     (2.50%)      0.54%         1.00%       102.32%   $  43,369
1987     17.933      8.77%       0.56%         0.31%       110.80%      58,866
1988     15.601      3.73%       0.59%         0.39%        73.91%      63,982
1989     20.505     31.92%       0.55%         1.50%        92.56%      75,245
1990     17.366     (7.28%)      0.55%         1.33%        37.50%      83,762
1991     24.561     43.14%       0.53%         1.49%       111.60%     132,753
1992     24.712      6.24%       0.53%         2.35%       128.49%     189,867
1993     24.478     18.31%       0.49%         2.29%        74.11%     273,998
1994     22.164     (1.55%)      0.48%         2.49%        74.63%     318,417
1995+    25.027     20.69%       0.23%         1.27%        46.81%     417,004


* Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares in which Separate Accounts C, D, G and K may invest. The total return percentages in the table are NOT calculated on the same basis as the performance percentages noted in the letter at the front of this booklet (those percentages are based upon the change in unit values).

+ Six Months ended June 30, 1995. Returns, ratios and portfolio turnovers have NOT been calculated on an annualized basis.

[LOGO OF LINCOLN NATIONAL LIFE INSURANCE CO.]            ______________________
                                                         |      Bulk Rate     |
                LINCOLN NATIONAL                         |    U.S. Postage    |
               LIFE INSURANCE CO.                        |        PAID        |
          ----------------------------                   |   Permit No. 14    |
A part of LINCOLN NATIONAL CORPORATION                   |Fort Wayne, IN 46801|
P.O. Box 7825                                            ______________________
Fort Wayne, Indiana 46801-7825

                        SEMI-ANNUAL REPORT for the six months ended May 31, 1995




                                   AMERICAN

                                   VARIABLE

                                  INSURANCE

                                    SERIES

American Variable Insurance Series
Fund Results at a Glance
--------------------------------------------------------------------------------

                                                                    Total Returns
                                    -----------------------------------------------------------------------------
                                                        -----------  for periods ended 6/30/95    ---------------
                                                        |                                                       |
                                     for period                            5-Year Average         10-Year Average
                                    ended 5/31/95                          Annual Compound        Annual Compound
                                      6 months            1 Year                Return                 Return
Growth Fund                            +16.40%            +30.41%              +13.82%               +17.05%
International Fund (since 5/1/90)      + 4.05             + 9.32               + 7.89                + 8.68*
Growth-Income Fund                     +16.43             +22.17               +11.67                +13.61
Asset Allocation Fund (since 8/1/89)   +15.82             +18.15               +10.77                + 9.48*
High-Yield Bond Fund                   +13.16             +10.39               +11.82                +12.42
U.S. Government/AAA-Rated
  Securities Fund (since 12/1/85)      + 8.92             + 9.88               + 8.89                + 8.63*
Cash Management Fund+                  + 2.83             + 5.08               + 4.40                + 5.75


* Figure reflects average annual return for the lifetime of the fund, which is shorter than the complete 10-year period.

+  On 6/30/95 the seven-day yield was 6.18%.


--------------------------------------------------------------------------------
The investment results in the table and elsewhere in this report are for the funds in American Variable Insurance Series. The variable annuity and life insurance contracts that use the Series funds contain certain fees and expenses not reflected here. Investment results through May 31, 1995 cover the first half of our fiscal year. Investment results as of June 30, 1995 comply with a Securities and Exchange Commission requirement to disclose 1-year, 5-year and 10-year investment results for American Variable Insurance Series as of the end of the most recent calendar quarter.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. FUND PRICE AND RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS OF PRINCIPAL WHEN YOU SELL YOUR UNITS. UNITS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. Investments in stocks and bonds are subject to risks, including stock and bond price fluctuations. Accordingly, contractholders should maintain a long-term perspective. Investments outside the U.S. (especially those in developing countries) are subject to additional risks, including currency fluctuations, political and social instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. High-yield bonds tend to be subject to greater price swings and default risks than higher rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in an accelerated return of principal. Money market instruments offer stability and income but, as with any investment, results are not guaranteed.

                       [LETTERHEAD OF LINCOLN NATIONAL]

                                                                       July 1995

Dear American Legacy II Contract Owner:

     Enclosed is the latest semi-annual report of American Variable Insurance Series, whose funds serve as the underlying investments for the American Legacy II Variable Annuity.

     The table below shows the results of the accounts in American Legacy II over various time periods./1/ These figures are slightly different from those appearing in the enclosed report because they reflect the deduction of asset charges associated with your contract. These charges cover mortality risks and other operating expenses.


                                                                    % Change in Unit Values/2/
                                         --------------------------------------------------------------------------------
                                         PERIOD ENDING 5/31/95|                PERIODS ENDING 6/30/95
                                         ---------------------|----------------------------------------------------------
                                                              |                    5-Year Average         10-Year Average
                                                              |                   Annual Compound         Annual Compound
                                               6 Months       |     1 Year            Return                  Return
                                         --------------------------------------------------------------------------------
Growth Fund                                    +15.63%        |     +28.68%           +12.30%                 +15.47%
International Fund (since 5/1/90)              + 3.35         |     + 7.86            + 6.46                  + 7.23/3/
Growth-Income Fund                             +15.66         |     +20.54            +10.18                  +12.08
Asset Allocation Fund (since 8/1/89)           +15.05         |     +16.57            + 9.30                  + 8.02/3/
High-Yield Bond Fund                           +12.42         |     + 8.91            +10.33                  +10.91
U.S. Government/AAA-Rated                                     |
  Securities Fund (since 12/1/85)              + 8.20         |     + 8.41            + 7.43                  + 7.18/3/
Cash Management Fund                           + 2.14         |     + 3.68            + 3.00                  + 4.33


On 5/31/95 and on 6/30/95 the Fixed Account yielded 5.0%.

/1/American Legacy II began operations on 8/1/89; American Variable Insurance
   Series began on 2/8/84. Results which encompass periods prior to 8/1/89 assume a hypothetical investment in American Legacy II by deducting the contract's 1.35% asset charge.
/2/Reflects the deduction of asset charges (but not the annual contract charge or contingent deferred sale charges).
/3/Figure reflects average annual return for the lifetime of the fund, which is shorter than the complete 10-year period.

     On the reverse side of this letter, you will find an additional table which, in accordance with Securities and Exchange Commission regulations, shows results as of the most recently completed calendar quarter after the deduction of all charges, including contingent deferred sales charges* and the annual contract maintenance charge.** Contingent deferred sales charges, where applicable, apply only to withdrawals in the first seven years after each investment. Because most contract owners regard American Legacy II as a long-term investment, they rarely have to contend with these contingent charges.

     We look forward to reporting to you again in six months.

                                            Cordially,

                                            /s/ Kelly D. Clevenger

                                            Kelly D. Clevenger
                                            Vice President

 *Contingent deferred sales charges begin at 6% of surrendered payments in the first two years, then decline by a percentage point each year thereafter until disappearing after seven years. Each year, any contract owner can withdraw up to 10% of the amount he or she invested without triggering any such charges.

**The figures in the table above do not include the effect of the $35 annual contract charge because, unlike asset charges, the effect of this charge on the results depends on the amount of money you have invested.

--------------------------------------------------------------------------------

DEAR INVESTORS:

 This report covers the first half of fiscal 1995 - the six months ended May 31
- for American Variable Insurance Series, which serves as the underlying investment vehicle for your contract. We are pleased to report that over this period, all of the Series funds gained ground. For many funds, the advance was considerable.

 Over the six-month period, investors witnessed a trade dispute with Japan, the devaluation of the Mexican peso, and derivative-based losses by public and private institutions both here and abroad. While such developments affected certain foreign markets, they were largely shrugged off by U.S. investors. At home, people chose to focus their attention on reports of strong corporate earnings, healthy exports, a decline in intermediate- and long-term interest rates, and continued low inflation.

 The U.S. stock and bond markets also have been buoyed by fresh hopes that a newly elected Congress will slow the rate of government spending, cut the federal budget deficit and provide additional incentives to save and invest. While achieving these ends would indeed be positive for the financial markets in the years to come, changes in the status quo often prove unsettling over the short term. For now, of course, it remains to be seen what legislation will be actually signed into law.

 We remain optimistic about the long-term prospects for the Series funds, but we would like to point out that after a brisk advance in stock or bond prices, it is not unusual for markets to pause or retrace part of their earlier gains. It is also worth noting that the current bull market in stocks in the United States appears to be in a very mature phase. It has been 56 months since the unmanaged Standard & Poor's 500 Composite Index experienced a correction of 10% or more. Until now, the longest interval between such corrections was less than four years, and the average is about one and a half years. As always, we believe it is important to maintain a diversified portfolio and a long-term perspective.

 Here are brief comments on the investment activities of each of the funds. Longer term results can be found in the table on the opposite page.

 THE GROWTH FUND rose 16.4% over the six months ended May 31. This fund invests in a wide range of companies that appear to offer superior opportunities for long-term growth of capital. Throughout the period, strong consumer and business demand for high-tech products lifted the stock prices of companies such as Intel (+78.3%), LSI Logic (+57.3%), Adobe Systems (+56.8%), Silicon Graphics (+26.4%), and Oracle Systems (+25.9%). Each of these issues is among the fund's 10 largest holdings. Altogether, they account for more than 12% of the fund's net assets. Media and entertainment companies such as News Corp. (+38.6%), Walt Disney (+27.5%), and Capital Cities/ABC (+18.0%) also appear among the 10 largest holdings. Tele-Communications, a major cable television holding, was an exception to broad strength in this area, declining 11.1%. Both technology and media/entertainment have been prominent themes in the fund for many years and have made significant contributions to the fund's longer term results. During the past six months, 21 holdings were eliminated from the portfolio and 24 were added. Many of those stocks that were sold did not live up to expectations or, conversely, did better than we felt they deserved, so that the combination of valuation and future prospects was not as attractive. The fund typically continues to hold out-of-favor stocks if their long-term outlook remains promising.

 THE INTERNATIONAL FUND had a gain of 4.0% during the first half of the fiscal year. During this period, most major non-U.S. markets posted relatively modest advances. In many cases these advances were augmented by the strengthening of foreign currencies against the U.S. dollar. While such a strengthening meant that non-dollar-denominated assets were worth more in U.S. dollars, its effect on the profitability of individual companies overseas was often more complex. For instance,

                                           American Variable Insurance Series  1

--------------------------------------------------------------------------------

a higher deutsche mark had the effect of making German exports more expensive. This was probably a factor in helping restrain German stock prices, which rose an average of 1.2% in local currency, although the strong mark translated this into a 12.4% gain in U.S. dollars, as measured by Morgan Stanley Capital International Perspective. The fund was helped by the fact that it had relatively few investments in Japan, where stock prices declined 17.0% in local currency and 2.9% in U.S. dollars; but it was hurt by its investments in Latin American markets, which fell sharply following the devaluation of the Mexican peso last December. The latest six-month period served as a reminder that emerging markets can be highly volatile. However, we believe that carefully researched and selected investments in the common stocks of companies domiciled in developing countries can - within reason and in moderation -contribute to the fund's long-term investment results. At the end of May, 47% of the fund's net assets were invested in European stocks; Asia and the Pacific region accounted for 22% of net assets; investments in the Americas (including Canada) and other areas accounted for approximately 7%, while 24% was held in the form of cash and equivalents. Altogether, emerging market investments made up 6.6% of fund assets at the fiscal close. The fund is not invested in U.S. stocks.

 THE GROWTH-INCOME FUND increased 16.4% during the semi-annual period. Many of the fund's interest-sensitive investments, which were adversely affected by rising rates last year, rebounded strongly as interest rates again moved down. One such area, banking, with approximately 8% of fund assets, constituted the fund's largest industry sector as of May 31. U.S. companies with significant exports or operations abroad were another area of strength for the fund. They tended to be helped by changes in currency exchange rates that made their products more competitive abroad and increased the value of overseas earnings converted back to U.S. dollars. Of the 166 stocks held over the six-month period, 153 advanced in price and 13 declined. Top gainers included Texas Instruments (+53.2%), Bank of New York (+46.2%) and Signet Banking (+46.0%). Like the other equity funds in the Series, the Growth-Income Fund currently maintains a sizable cash position - 13.4% in its case - to help cushion any market decline and take advantage of buying opportunities as they emerge.

 THE ASSET ALLOCATION FUND gained 15.8% since December 1. This fund is designed to help contract-holders benefit from major market cycles without having to make asset allocation decisions. The entire portfolio is managed as though it constitutes the complete investment program of a prudent investor. The equity portion of the fund, which represented 68.1% of the portfolio on May 31, is similar to a conservative growth and income fund. The fixed-income portion of the fund, which made up 22.7% of the portfolio, is equivalent to a quality-oriented bond fund. The remaining 9.2% of the fund's assets was in short-term securities. Because this fund holds stocks, bonds and money market instruments, it is likely to offer a greater opportunity for stability than a less-diversified portfolio. Over the past six months, the fund had the good fortune to add to its equity investments, most notably in the retail and financial service areas. Many of the fund's largest individual stock holdings once again gained significant ground. They include, in order of their percentage of net assets within the fund: American Home Products, the fund's largest individual holding, which appreciated 13.1% during the first half of the fiscal year; IBM (+31.8%); Warner-Lambert (+7.1%); Eli Lilly (+19.2%) and Rockwell International (+34.7%). Of the 102 stocks held over the six-month period, all but Long Island Lighting (-6.7%) appreciated in price.

 THE HIGH-YIELD BOND FUND rose 13.2%. Over the past six months, higher yielding corporate bonds provided good returns. The general decline in interest rates was the major contributor to results. The fund searches for good investments in individual companies, making its investment approach similar to that of a stock fund. Indeed, because of the price fluctuations inherent in the high-yield market, this fund may be best suited for people who feel comfortable with the risks and rewards traditionally associated with equity-type securities. The fund's portfolio

2  American Variable Insurance Series

--------------------------------------------------------------------------------

counselors make their decisions with a view toward the long term and use intensive research to find individual firms that appear to be undervalued by the market.

 THE U.S. GOVERNMENT /AAA-RATED SECURITIES FUND gained 8.9%. Following one of the worst bond markets on record in fiscal 1994, fixed-income markets rebounded strongly as the Federal Reserve achieved its desired slowdown in the rate of economic growth. Because slower growth tends to reduce demands for credit and inflationary pressures, longer term interest rates declined. Consequently, bond prices, which move inversely to interest rates, rallied. That left investors in the fund with a measure of capital appreciation as well as income during the first fiscal half. The fund is invested in top-rated fixed-income obligations, many of which are backed by the full faith and credit of the U.S. government for timely repayment of principal and interest. While the bulk of these assets are in U.S. Treasury and government agency securities, a quick look through the portfolio listing that begins on page 33 will show bonds of various types. These include privately originated mortgage-related securities, bonds of international development authorities, and asset-backed securities consisting of credit card receivables. The composition of the portfolio here, as in other Series funds, is a result of a research-driven, value-oriented approach that focuses on each security on a case-by-case basis.

 THE CASH MANAGEMENT FUND had a six-month return of 2.8% (equivalent to a 5.6% annual rate). During the period, the fund benefited from the Federal Reserve Board's efforts to tighten credit by raising short-term interest rates. Last February 1, the Fed raised the federal funds rate, which is the rate banks charge each other for overnight loans, for the seventh time in a 12-month span. Because the fund holds short-term securities composed of commercial paper and federal agency discount notes, it was well positioned to pass on increases in short-term rates. (After the close of the fiscal period, the Fed lowered this key interest rate a notch to 5.75% from 6.0% on July 6.) The fund's policy of selecting only the highest grade investments remains firm. All of its securities are assigned the top ratings from Standard & Poor's and Moody's Investors Service, two major independent credit-rating agencies, or are determined to be of comparable quality. This fund continues to offer an alternative to investors who wish to temporarily reduce their stock or bond investments, or for those using the fund as a base for making regular investments into other funds.

 We appreciate your support and look forward to reporting to you again following the close of the fiscal year on November 30. We will continue to work hard to help you realize your objectives.

                                       Cordially,

                                       /s/ Thomas E. Terry
                                       Thomas E. Terry
                                       Chairman of the Board
                                       American Variable Insurance Series

                                       /s/ James F. Rothenberg

                                       James F. Rothenberg
                                       President
                                       American Variable Insurance Series

                                       July 12, 1995


                                           American Variable Insurance Series  3

INVESTMENTS PRIMARILY IN STOCKS
GROWTH FUND
[PIE CHART]

STOCKS                          87.74%
CASH                            12.26%

Investment Portfolio, May 31, 1995                                   (Unaudited)
--------------------------------------------------------------------------------
                                                                      PERCENT OF
LARGEST INDIVIDUAL HOLDINGS                                           NET ASSETS
--------------------------------------------------------------------------------
Intel                                                                    4.89%
Walt Disney                                                              2.51
Tele-Communications                                                      2.37
Silicon Graphics                                                         2.11
Adobe Systems                                                            1.95
LSI Logic                                                                1.89
Seagate Technology                                                       1.67
Oracle Systems                                                           1.67
News Corp.                                                               1.58
Capital Cities/ABC                                                       1.57
--------------------------------------------------------------------------------

                                                                                 MARKET
                                                                 NUMBER OF        VALUE        PERCENT OF
STOCKS (COMMON AND PREFERRED)                                     SHARES          (000)        NET ASSETS
---------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - - 15.27%
---------------------------------------------------------------------------------------------------------
Intel Corp.                                                      1,100,200       123,360          4.89%
LSI Logic Corp. /1/                                                710,000        47,748          1.89
Seagate Technology /1/                                           1,175,000        42,153          1.67
National Semiconductor Corp. /1/                                 1,365,000        34,125          1.35
Texas Instruments Inc.                                             285,000        32,953          1.31
Micron Technology, Inc.                                            625,000        27,891          1.11
Analog Devices, Inc. /1/                                           682,500        21,243           .84
Newbridge Networks Corp. (Canada) /1/                              400,000        14,150           .56
SCI Systems, Inc. /1/                                              646,263        13,329           .53
Rogers Corp. /1/                                                    95,400         5,175           .21
Park Electrochemical Corp.                                         125,000         4,344           .17
Cyrix Corp. /1/                                                    150,000         3,844           .15
Actel Corp. /1/                                                    300,000         3,450           .14
Advanced Micro Devices, Inc. /1/                                   100,000         3,287           .13
ANTEC Corp. /1/                                                    150,000         3,112           .12
Xilinx, Inc. /1/                                                    30,000         2,527           .10
Motorola, Inc.                                                      42,000         2,515           .10

BROADCASTING & PUBLISHING - - 12.68%
---------------------------------------------------------------------------------------------------------
Tele-Communications, Inc., Class A /1/                            2,849,950       59,849          2.37
News Corp. Ltd. (American Depositary Receipts) (Australia)        1,270,000       27,464
News Corp. Ltd., preferred shares (American Depositary Receipts)    635,000       12,462          1.58
Capital Cities/ABC, Inc.                                            410,000       39,565          1.57
Turner Broadcasting System, Inc., Class B                         1,865,100       37,069          1.47
Time Warner Inc.                                                    933,000       36,970          1.46
Viacom Inc., Class B /1/                                            500,000       23,312           .92
Cablevision Systems Corp., Class A /1/                              240,000       14,370           .57
Gaylord Entertainment Co., Class A                                  630,000       14,017           .56
CBS Inc.                                                            160,445       10,750           .43
Comcast Corp., Class A, special stock                               500,000        8,688           .34
LIN Television Corp. /1/                                            209,150        7,477           .30
United International Holdings, Inc., Class A /1/                    485,000        7,275           .29
New York Times Co., Class A                                         300,000        6,788           .27
Jones Intercable, Inc., Class A /1/                                 370,000        4,949           .20
Infinity Broadcasting Corp., Class A /1/                            168,750        4,746           .19
Adelphia Communications Corp., Class A /1/                          350,000        3,325           .13
BHC Communications, Inc., Class A /1/                                11,189          850           .03

BUSINESS & PUBLIC SERVICES- 12.20%
---------------------------------------------------------------------------------------------------------
United HealthCare Corp.                                             890,000       33,152          1.31
Bay Networks, Inc. /1/                                              825,000       30,009          1.19

4  American Variable Insurance Series

                                                 INVESTMENTS PRIMARILY IN STOCKS
                                                                     GROWTH FUND

-------------------------------------------------------------------------------------------------------
                                                                 Number of    Market Value   Percent of
STOCKS                                                            Shares         (000)       Net Assets
-------------------------------------------------------------------------------------------------------
CUC International Inc. /1/                                         805,000      $29,584         1.17%
WMX Technologies, Inc.                                           1,035,000       28,204         1.12
Columbia Healthcare Corp.                                          665,000       27,182         1.08
FHP International Corp. /1/                                        960,000       21,120          .84
Federal Express Corp. /1/                                          350,000       20,956          .83
Oxford Health Plans, Inc. /1/                                      344,400       17,306          .69
General Motors Corp., Class E                                      375,000       15,938          .63
ADT Ltd. /1/                                                     1,255,000       14,276          .57
Avery Dennison Corp.                                               310,000       12,788          .51
America Online, Inc. /1/                                           330,000       11,674          .46
PacifiCare Health Systems, Inc., Class B /1/                       165,000       10,849          .43
Humana Inc. /1/                                                    300,000        6,337          .25
U.S. Healthcare, Inc.                                              200,000        6,200          .25
Pitney Bowes Inc.                                                  150,000        5,550          .22
Ceridian Corp. /1/                                                 150,000        4,837          .19
Value Health, Inc. /1/                                             150,000        4,837          .19
Dun & Bradstreet Corp.                                              50,000        2,650          .10
BHA Group, Inc., Class A                                           195,000        2,535          .10
Air & Water Technologies Corp., Class A /1/                        285,000        1,710          .07

DATA PROCESSING & REPRODUCTION -- 11.79%
--------------------------------------------------------------------------------------------------------
Silicon Graphics, Inc. /1/                                       1,370,000       53,259         2.11
Adobe Systems Inc.                                                 950,000       49,163         1.95
Oracle Systems Corp. /1/                                         1,215,000       42,069         1.67
International Business Machines Corp.                              190,000       17,717          .70
Dell Computer Corp. /1/                                            350,000       17,587          .70
Mentor Graphics Corp. /1/                                        1,000,000       16,750          .66
Sybase, Inc. /1/                                                   775,000       16,275          .65
Autodesk, Inc.                                                     400,000       14,800          .59
Lotus Development Corp. /1/                                        375,000       11,344          .45
Microsoft Corp. /1/                                                130,000       11,001          .44
Electronic Arts /1/                                                425,000       10,944          .43
Compaq Computer Corp. /1/                                          275,000       10,759          .43
Structural Dynamics Research Corp. /1/                             475,000        6,531          .26
Tandem Computers Inc. /1/                                          440,000        5,830          .23
Sequent Computer Systems, Inc. /1/                                 350,000        5,163          .20
Digital Equipment Corp. /1/                                        100,000        4,463          .18
Apple Computer, Inc.                                                65,000        2,697          .11
Data General Corp. /1/                                             100,000          800          .03
Tripos, Inc. /1/                                                    19,333          126          .00

LEISURE & TOURISM -- 5.77%
--------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                  1,135,000       63,134         2.51
Promus Companies Inc. /1/                                          440,000       18,425          .73
Mirage Resorts, Inc. /1/                                           600,000       17,925          .71
Marriott International, Inc.                                       500,000       16,938          .67
Circus Circus Enterprises, Inc. /1/                                475,000       15,853          .63
Host Marriott Corp. /1/                                            765,000        8,128          .32
Luby's Cafeterias, Inc.                                            250,000        5,094          .20

TELECOMMUNICATIONS -- 3.57%
--------------------------------------------------------------------------------------------------------
Vanguard Cellular Systems, Inc. /1/                              1,035,000       24,581          .98
MCI Communications Corp.                                         1,120,000       22,540          .89
AirTouch Communications /1/                                        780,000       21,255          .84
Cellular Communications, Inc., convertible preferred /1/           165,000        7,590          .30
United States Cellular Corp. /1/                                   144,000        4,140          .16
Centennial Cellular Corp. /1/                                      300,000        3,975          .16

                                           American Variable Insurance Series  5

INVESTMENTS PRIMARILY IN STOCKS
GROWTH FUND


-------------------------------------------------------------------------------------------------------
                                                                 Number of    Market Value   Percent of
STOCKS                                                            Shares         (000)       Net Assets
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (continued)
-------------------------------------------------------------------------------------------------------
Associated Communications Corp., Class A /1/                       93,750        $ 1,523 --
                                                                                           |-    .12%
Associated Communications Corp., Class B /1/                       93,750          1,477 --
LIN Broadcasting Corp. /1/                                         14,300          1,768         .07
Cellular Communications of Puerto Rico, Inc. /1/                   37,500          1,144         .05

BANKING -- 3.43%
-------------------------------------------------------------------------------------------------------
Mercantile Bancorporation Inc.                                    517,500         20,635         .82
Banc One Corp.                                                    530,750         18,444         .73
BayBanks, Inc.                                                    232,200         16,777         .67
Commerce Bancshares, Inc.                                         388,750         11,954         .47
Northern Trust Corp.                                              245,000          9,432         .37
Huntington Bancshares Inc.                                        475,000          9,322         .37

CHEMICALS -- 2.74%
-------------------------------------------------------------------------------------------------------
Valspar Corp.                                                     534,800         19,721         .78
Great Lakes Chemical Corp.                                        275,000         16,775         .67
Loctite Corp.                                                     250,000         12,469         .49
Raychem Corp.                                                     305,000         11,094         .44
Engelhard Corp.                                                   189,600          7,892         .31
McWhorter, Inc. /1/                                                50,000            762         .03
Lubrizol Corp.                                                     11,000            384         .02

HEALTH & PERSONAL CARE -- 2.70%
-------------------------------------------------------------------------------------------------------
Cordis Corp. /1/                                                  180,000         12,330         .49
Omnicare, Inc.                                                    220,000         10,450         .41
Genetics Institute, Inc. /1/                                      260,000          9,555         .38
Forest Laboratories, Inc. /1/                                     180,000          7,943         .31
Tambrands Inc.                                                    150,000          6,431         .26
Puritan-Bennett Corp.                                             111,600          4,087         .16
Bausch & Lomb Inc.                                                100,000          4,063         .16
Johnson & Johnson                                                  48,800          3,233         .13
Biogen, Inc. /1/                                                   70,000          2,887         .11
Liposome Technology, Inc. /1/                                     300,000          2,213 --
                                                                                           |
Liposome Technology, Inc., convertible reset preferred /1/,/2/     24,000            600   |-    .11
                                                                                           |
Liposome Technology, Inc., warrants, expire 1998 /1/               40,416              - --
Paragon Trade Brands, Inc. /1/                                    135,100          1,841         .07
Alpha-Beta Technology, Inc. /1/                                   200,000          1,250         .05
Upjohn Co.                                                         25,000            909         .04
Perrigo Co. /1/                                                    35,000            376         .02

INSURANCE -- 2.62%
-------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                      270,000         17,145         .68
EXEL Ltd. (Bermuda)                                               365,000         17,064         .68
NAC Re Corp.                                                      285,000          8,372         .33
TIG Holdings, Inc.                                                325,000          7,638         .30
Trenwick Group Inc.                                               148,400          6,455         .26
NYMAGIC, Inc.                                                     368,300          6,031         .24
American Re Corp.                                                  90,000          3,352         .13

MERCHANDISING -- 2.32%
-------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. /1/                                          479,500         13,786         .55
Staples, Inc. /1/                                                 416,250         11,655         .46
Home Shopping Network, Inc. /1/                                 1,200,000          8,400         .33
Spiegel, Inc., Class A                                            752,600          8,279         .33
Toys "R" Us, Inc. /1/                                             310,000          7,827         .31
ShopKo Stores, Inc.                                               408,600          4,392         .18
Circuit City Stores, Inc.                                         150,000          4,125         .16

6  American Variable Insurance Series

                                                 INVESTMENTS PRIMARILY IN STOCKS
                                                                     GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                   Number of    Market Value   Percent of
STOCKS                                                              Shares          (000)      Net Assets
---------------------------------------------------------------------------------------------------------
TRANSPORTATION: AIRLINES -- 2.03%
---------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                              1,491,900      $33,008        1.31%
AMR Corp. /1/                                                         195,000       13,309         .53
Delta Air Lines, Inc.                                                  75,000        4,884         .19

ELECTRICAL & ELECTRONICS -- 1.41%
---------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Class B (American Depositary
 Receipts) (Sweden)                                                   485,000       35,587        1.41

RECREATION & OTHER CONSUMER PRODUCTS -- 1.30%
---------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                          909,531       22,739         .90
Hasbro, Inc.                                                          185,000        6,521         .26
Duracell International Inc.                                            80,000        3,460         .14

ENERGY EQUIPMENT -- 0.76%
---------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands Antilles)                              295,000       19,175         .76

BEVERAGES & TOBACCO - 0.75%
---------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc.                                          160,000       11,660         .46
PepsiCo, Inc.                                                         150,000        7,350         .29

ENERGY SOURCES -- 0.63%
---------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                      225,000        9,844         .39
Noble Affiliates, Inc.                                                226,500        6,144         .24

FINANCIAL SERVICES -- 0.55%
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                                       150,000       13,950         .55

MULTI-INDUSTRY -- 0.54%
---------------------------------------------------------------------------------------------------------
Nokia Corp., Class A (American Depositary Receipts) (Finland)         260,000       12,090         .48
Textron Inc.                                                           20,000        1,218         .05
Tenneco Inc.                                                            7,900          379         .01

TEXTILES & APPAREL -- 0.45%
---------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                             750,000       11,438         .45

APPLIANCES & HOUSEHOLD DURABLES -- 0.39%
---------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc. /1/                                           650,000        9,831         .39

ELECTRONIC INSTRUMENTS -- 0.32%
---------------------------------------------------------------------------------------------------------
Applied Materials, Inc. /1/                                           104,000        7,982         .32

TRANSPORTATION: RAIL & ROAD -- 0.30%
---------------------------------------------------------------------------------------------------------
Southern Pacific Rail Corp. /1/                                       475,000        7,541         .30

MACHINERY & ENGINEERING -- 0.19%
---------------------------------------------------------------------------------------------------------
Caterpillar Inc.                                                       80,000        4,820         .19

FOREST PRODUCTS & PAPER -- 0.16%
---------------------------------------------------------------------------------------------------------
ITT Rayonier Inc.                                                     105,000        3,609         .14
Jefferson Smurfit Corp. /1/                                            30,000          398         .02

CONSTRUCTION & HOUSING -- 0.11%
---------------------------------------------------------------------------------------------------------
Stone & Webster, Inc.                                                  90,000        2,767         .11

FOOD & HOUSEHOLD PRODUCTS -- 0.10%
---------------------------------------------------------------------------------------------------------
Ralston Purina Co.                                                     50,000        2,512         .10

AEROSPACE & MILITARY TECHNOLOGY -- 0.03%
---------------------------------------------------------------------------------------------------------
Litton Industries, Inc. /1/                                            20,000          770         .03

                                           American Variable Insurance Series  7

INVESTMENTS PRIMARILY IN STOCKS
Growth Fund

---------------------------------------------------------------------------------------------------------------
                                                                       Number of     Market Value    Percent of
STOCKS                                                                  Shares           (000)       Net Assets
---------------------------------------------------------------------------------------------------------------
MISCELLANEOUS
---------------------------------------------------------------------------------------------------------------
Other stocks in initial period of acquisition                                         $   66,240         2.63%
                                                                                      -------------------------
TOTAL STOCKS (cost: $1,622,492,000)                                                    2,213,170        87.74
                                                                                      -------------------------
---------------------------------------------------------------------------------------------------------------
                                                                    Principal Amount
SHORT-TERM SECURITIES                                                    (000)
---------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 12.12%
---------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. 5.94%-5.95% due 6/23-7/13/95                      $45,900           45,651         1.81
National Rural Utilities Cooperative Finance Corp. 5.94%-5.95%
 due 6/9-6/22/95                                                         41,035           40,917         1.62
PepsiCo, Inc. 5.93%-5.95% due 6/13-6/20/95                               34,980           34,879         1.38
American Express Credit Corp. 5.93%-5.99% due 6/19-6/27/95               33,000           32,885         1.30
Pfizer Inc. 5.92% due 6/29/95                                            29,900           29,757         1.18
E.I. du Pont de Nemours and Co. 5.91%-5.93% due 6/28-6/30/95             25,300           25,181         1.00
U S WEST Communications, Inc. 5.95%-6.03% due 6/2-6/22/95                24,200           24,154          .96
Raytheon Co. 5.94%-5.96% due 6/14-6/19/95                                20,600           20,544          .81
American General Corp. 5.95% due 6/5-7/10/95                             15,300           15,273          .61
Sara Lee Corp. 5.91% due 6/13/95                                          9,800            9,779          .39
Associates Corp. of North America 6.12% due 6/1/95                        9,650            9,648          .38
Beneficial Corp. 5.98% due 7/5/95                                         9,000            8,948          .36
Coca-Cola Co. 5.95% due 7/6/95                                            8,100            8,052          .32

FEDERAL AGENCY DISCOUNT NOTES -- 0.87%
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. 5.90% due 7/5/95                        22,000           21,874          .87
                                                                                      -------------------------
TOTAL SHORT-TERM SECURITIES (cost: $327,543,000)                                         327,542        12.99
                                                                                      -------------------------
TOTAL INVESTMENT SECURITIES (cost: $1,950,035,000)                                     2,540,712       100.73
Excess of payables over money market account, cash and receivables                        18,355          .73
                                                                                      -------------------------
NET ASSETS                                                                            $2,522,357       100.00%
                                                                                      =========================

/1/ Non-income-producing securities.

/2/ Purchased in a private placement transaction; resale potential extends to qualified institutional buyers.

    See Notes to Financial Statements

8  American Variable Insurance Series

                                                 INVESTMENTS PRIMARILY IN STOCKS
                                                                     Growth Fund

--------------------------------------------------------------------------------------
STOCKS APPEARING IN THE PORTFOLIO                STOCKS ELIMINATED FROM THE PORTFOLIO
SINCE NOVEMBER 30, 1994                          SINCE NOVEMBER 30, 1994
--------------------------------------------------------------------------------------
Actel                                            Acuson
America Online                                   Amdahl
ANTEC                                            Archer Daniels Midland
Autodesk                                         Astra
Bausch & Lomb                                    BankAmerica
Circuit City Stores                              Bay View Capital
Cyrix                                            Chicago and North Western Holdings
Dell Computer                                    Chipcom
Digital Equipment                                Cooper Tire & Rubber
Engelhard                                        EMC
Great Lakes Chemical                             Genentech
Home Shopping Network                            Golden West Financial
Jefferson Smurfit                                Goody's Family Clothing
LIN Television                                   International Game Technology
Noble Affiliates                                 Legent
Nokia                                            Parker & Parsley Petroleum
PacifiCare Health Systems                        Phar-Mor
PepsiCo                                          Quantum
Perrigo                                          Safety-Kleen
Ralston Purina                                   TJX Companies
Seagate Technology                               Western Atlas
Southern Pacific Rail
Sybase
Viacom

                                           American Variable Insurance Series  9

INVESTMENTS PRIMARILY IN STOCKS
INTERNATIONAL FUND

Investment Portfolio,  May 31, 1995                                  (Unaudited)
--------------------------------------------------------------------------------
Where the Fund's Assets Are Invested

[PIE CHART OF TABLE BELOW APPEARS HERE]

47.06%  EUROPE
------------------------------------------------------------------------------------------------------
        United Kingdom.........................................................................  11.23%
        France.................................................................................   6.17
        Germany................................................................................   4.96
        Sweden.................................................................................   4.93
        Netherlands............................................................................   4.57
        Switzerland............................................................................   3.86
        Finland................................................................................   2.48
        Spain..................................................................................   2.34
        Denmark................................................................................   1.41
        Norway.................................................................................   1.32
        Italy..................................................................................   1.12
        Belgium................................................................................   1.05
        Ireland................................................................................    .88
        Austria................................................................................    .42
        Luxembourg.............................................................................    .32

21.91%  ASIA/PACIFIC
------------------------------------------------------------------------------------------------------
        Australia..............................................................................   6.46%
        Hong Kong..............................................................................   4.83
        Japan..................................................................................   3.87
        New Zealand............................................................................   3.47
        Singapore..............................................................................    .89
        Korea..................................................................................    .80
        Thailand...............................................................................    .56
        Indonesia..............................................................................    .52
        Philippines............................................................................    .42
        Pakistan...............................................................................    .09

6.78%   THE AMERICAS
------------------------------------------------------------------------------------------------------
        Canada.................................................................................   2.83%
        Mexico.................................................................................   1.51
        Brazil.................................................................................   1.36
        Argentina..............................................................................   1.08

 .30%    OTHER
------------------------------------------------------------------------------------------------------
        Israel.................................................................................    .30%

23.95%  CASH AND EQUIVALENTS
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                              Market      Percent
                                                                              Number of        Value       of Net
STOCKS (COMMON AND PREFERRED)                                                  Shares          (000)       Assets
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 7.18%
--------------------------------------------------------------------------------------------------------------------
Tele Danmark AS, Class B (American Depositary Receipts) (Denmark)               750,000       $21,375       1.41%
Telecom Corp. of New Zealand Ltd. (New Zealand)/1/                            4,956,800        19,757 --
                                                                                                        |-  1.36
Telecom Corp. of New Zealand Ltd.(American Depositary Receipts)                  11,700           752 --
Telefonos de Mexico, SA de CV, Class L (American Depositary
 Receipts)(Mexico)                                                              487,000        13,697        .91
Telecom Italia SpA (Italy)                                                    3,861,000        10,120 --
                                                                                                        |-   .71
Telecom Italia SpA, savings shares                                              276,000           563 --
Telecomunicacoes Brasileiras SA, preferred nominative (Brazil)              256,722,053         8,954 --
                                                                                                        |-   .59
Telecomunicacoes Brasileiras SA, rights, expire 6/23/95/2/                    8,944,489             - --
Telefonica de Espana, SA (American Depositary Receipts) (Spain)                 158,000         6,320        .42
Philippine Long Distance Telephone Co. (Global Depositary
 Receipts) (Philippines)                                                         80,000         5,240        .35
STET - Societa Finanziaria Telefonica p.a. (Italy)                              950,000         2,732 --
STET - Societa Finanziaria Telefonica p.a.,                                                             |-   .32
 nonconvertible savings shares                                                  950,000         2,172 --
Rogers Cantel Mobile Communications Inc., Class B (Canada)/2/                   195,000         4,680        .31
Cable and Wireless PLC (United Kingdom)                                         587,700         3,934        .26
Vodafone Group PLC (American Depositary Receipts) (United                        66,000         2,219 --
Kingdom)                                                                                                |
                                                                                                        |-   .23
                                                                                                        |
Vodafone Group PLC                                                              392,976         1,292 --
Nippon Telegraph and Telephone Corp. (Japan)                                        400         3,315        .22
Pakistan Telecommunication Corp. (Global Depositary Receipts)
(Pakistan)/1/,/2/                                                                12,800         1,408        .09

MULTI-INDUSTRY - 6.88%
--------------------------------------------------------------------------------------------------------------------
Nokia Corp., Class K (Finland)                                                  280,000        12,816 --
                                                                                                        |-  1.40
Nokia Corp., Class A                                                            180,000         8,364 --

Orkla AS, Class A (Norway)                                                      475,000        19,998       1.32
Brierley Investments Ltd. (New Zealand)                                      20,901,871        15,412 --
                                                                                                        |-  1.08
Brierley Investments Ltd., 9.00% convertible preferred                        1,445,000           979 --
Groupe Bruxelles Lambert SA (Belgium)                                            83,000        11,352        .75
Industriforvaltnings AB Kinnevik, Class B (Sweden)                              165,000         4,977 --
                                                                                                        |-   .53
Industriforvaltnings AB Kinnevik, Class A                                       101,600         3,078 --
Hutchison Whampoa Ltd. (Hong Kong)                                            1,200,000         6,066        .40
Lend Lease Corp. Ltd. (Australia)                                               430,949         5,637        .37
Pearson PLC (United Kingdom)                                                    540,000         5,197        .34

10  American Variable Insurance Series


                                                 INVESTMENTS PRIMARILY IN STOCKS
                                                              INTERNATIONAL FUND


------------------------------------------------------------------------------------------------------------------
                                                                                             Market     Percent
                                                                            Number of         Value      of Net
STOCKS                                                                       Shares           (000)      Assets
------------------------------------------------------------------------------------------------------------------
Chargeurs (France)                                                             17,000       $ 3,533 --
                                                                                                      |-   .26%
Chargeurs, rights, expire 7/3/95/2/                                            17,000           348 --
Swire Pacific Ltd., Class A (Hong Kong)                                       495,000         3,824        .25
Preussag AG (Germany)                                                           9,200         2,738        .18

BANKING - 6.64%
------------------------------------------------------------------------------------------------------------------
Australia and New Zealand Banking Group Ltd. (Australia)                    5,824,729        20,931       1.38
ABN AMRO Holding NV (Netherlands)                                             491,334        18,607       1.23
Westpac Banking Corp. (Australia)                                           3,815,761        14,014        .93
PT Bank Internasional Indonesia (Indonesia)                                 1,863,000         5,189        .34
Canadian Imperial Bank of Commerce (Canada)                                   200,000         4,873        .32
Bank of Montreal (Canada)                                                     220,000         4,598        .30
Banco Popular Espanol, SA (Spain)                                              30,000         4,503        .30
CS Holding Group (Switzerland)                                                  8,000         3,746 --
CS Holding Group, registered shares                                             8,000           753 --
Kansallis-Osake-Pankki (Finland)/2/                                         4,100,000         4,341        .29
Banco Bilbao Vizcaya, SA (American Depositary Receipts) (Spain)               130,000         3,754        .25
Safra Republic Holdings SA (Luxembourg)                                        42,000         3,528        .23
Credit local de France (France)                                                39,800         3,501        .23
Bank of Ayudhya, Ltd. (Thailand)                                              454,000         2,429        .16
Bangkok Bank Ltd. (Thailand)                                                  212,500         2,326        .15
Grupo Financiero Banamex Accival, SA de CV, Class B (Mexico)                1,130,397         1,685        .11
Philippine National Bank (Philippines)                                         98,049         1,164        .08
Deutsche Bank AG (Germany)                                                      1,300           637        .04
Bayerische Vereinsbank AG (Germany)                                               250            73        .00

BROADCASTING & PUBLISHING - 5.44%
------------------------------------------------------------------------------------------------------------------
News Corp. Ltd. (American Depositary Receipts) (Australia)                    362,000         7,828 --
                                                                                                     |-
News Corp. Ltd., preferred shares (American Depositary Receipts)              181,000         3,552 --     .75
Television Broadcasts Ltd. (Hong Kong)                                      2,562,000         9,771        .65
NV Verenigd Bezit VNU (Netherlands)                                            77,000         9,162        .61
Rogers Communications Inc., Class B (Canada)/2/                               725,000         8,271        .55
CANAL+ (France)                                                                36,778         4,921        .33
Independent Newspapers, PLC (Ireland)                                         994,450         4,656        .31
Elsevier NV (Netherlands)                                                     340,000         3,940        .26
Sing Tao Holdings Ltd. (Hong Kong - Incorporated in Bermuda)                5,937,230         3,876        .26
TeleWest Communications PLC (American Depositary Receipts)
(United Kingdom)/2/                                                           141,000         3,613        .24
Holdingmaatschappij De Telegraaf NV (Netherlands)                              23,500         2,872        .19
News International PLC, special dividend shares (United Kingdom)              580,000         2,791        .18
Daily Mail and General Trust PLC, Class A (United Kingdom)                    145,000         2,717        .18
John Fairfax Holdings Ltd. (Australia)                                      1,280,000         2,502        .17
Grupo Televisa, SA (American Depositary Receipts) (Mexico)                    149,000         2,421        .16
Europe 1 Communication (Monaco)                                                 8,571         2,231        .15
Wolters Kluwer NV (Netherlands)                                                26,118         2,192        .14
Tokyo Broadcasting System, Inc. (Japan)                                       113,000         1,806        .12
British Sky Broadcasting Group PLC (American Depositary Receipts)
(United Kingdom)/2/                                                            58,600         1,494        .10
AUDIOFINA (Luxembourg)                                                          2,455         1,251 --
                                                                                                      |-   .09
AUDIOFINA, 5.00% convertible preferred                                            223           107 --

AUTOMOBILES - 5.41%
------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Germany)                                          35,000        18,882 --
                                                                                                      |-  1.52
Bayerische Motoren Werke AG, preferred shares                                  10,472         4,088 --
Daimler-Benz AG (Germany)                                                      35,643        17,285       1.14
Peugeot SA  (France)                                                          110,000        16,626       1.10
Toyota Motor Corp. (Japan)                                                    398,000         7,728        .51
Volvo AB, Class B (Sweden)                                                    390,000         6,866        .45

                                          American Variable Insurance Series  11

INVESTMENTS PRIMARILY IN STOCKS
INTERNATIONAL FUND

------------------------------------------------------------------------------------------------------------------
                                                                                               Market      Percent
                                                                            Number of          Value       of Net
STOCKS                                                                       Shares            (000)       Assets
------------------------------------------------------------------------------------------------------------------
AUTOMOBILES (continued)
------------------------------------------------------------------------------------------------------------------
Suzuki Motor Corp. (Japan)                                                    612,000         $ 6,123        .40%
Renault V.I. SA (France)                                                      129,500           4,226        .28
Volkswagen AG, preferred shares (Germany)                                         500             108        .01

UTILITIES:  ELECTRIC & GAS - 3.91%
------------------------------------------------------------------------------------------------------------------
Hongkong Electric Holdings Ltd. (Hong Kong)                                 5,025,000          17,866       1.18

UTILITIES:  ELECTRIC & GAS
------------------------------------------------------------------------------------------------------------------
Korea Electric Power Corp. (Korea)                                            188,000           7,292--
                                                                                                       |-    .80
Korea Electric Power Corp. (American Depositary Receipts)                     215,000           4,811--
China Light & Power Co., Ltd. (Hong Kong)                                   1,589,800           8,694        .57
Centrais Eletricas Brasileiras SA, Class B,
 preferred nominative (Brazil)                                             31,000,000           8,588        .57
Iberdrola, SA (Spain)                                                         915,000           6,422        .42
Scottish Power PLC (United Kingdom)                                           600,000           3,182        .21
CESP-Companhia Energetica de Sao Paulo, preferred nominative,
(American Depositary Receipts) (Brazil)/1/,/2/                                204,096           2,347        .16

MACHINERY & ENGINEERING - 2.83%
------------------------------------------------------------------------------------------------------------------
Mannesmann AG (Germany)                                                        45,187          13,247        .88
VA Technologie AG (Austria)                                                    55,100           6,335        .42
Bombardier Inc., Class B (Canada)                                             275,000           6,099        .40
Atlas Copco AB, Class A (Sweden)                                              410,000           5,987        .40
Sembawang Shipyard Ltd. (Singapore)                                           645,000           4,450        .29
Sandvik AB, Class B (Sweden)                                                  175,000           3,069        .20
GEA AG, preferred shares (Germany)                                              5,000           1,658--
                                                                                                       |-    .20
GEA AG                                                                          3,750           1,408--
Siu-Fung Ceramics Holdings Ltd. (Hong Kong -
 Incorporated in Bermuda)                                                   4,058,000             588        .04

CHEMICALS - 2.76%
------------------------------------------------------------------------------------------------------------------
L'Air Liquide (France)                                                         73,977          11,629        .77
DSM NV (Netherlands)                                                           98,902           8,424        .56
Akzo NV (Netherlands)                                                          62,000           7,558        .50
Ciba-Geigy Ltd. (Switzerland)                                                  10,400           7,398        .49
Sumitomo Chemical Co., Ltd. (Japan)                                           826,000           4,235        .28
Bayer AG (Germany)                                                              5,200           1,257        .08
BASF AG (Germany)                                                               4,300             922        .06
Hoechst AG (Germany)                                                            1,500             324        .02

LEISURE & TOURISM - 2.61%
------------------------------------------------------------------------------------------------------------------
Forte PLC (United Kingdom)                                                  5,768,836          21,162       1.40
PolyGram NV (New York Registered Shares) (Netherlands)                        175,000          10,216        .68
Mandarin Oriental International Ltd. (Singapore)/2/                         4,699,277           5,639        .37
Rank Organisation PLC (United Kingdom)                                        350,000           2,437        .16

BUSINESS & PUBLIC SERVICES - 2.56%
------------------------------------------------------------------------------------------------------------------
Autopistas, Concesionaria Espanola, SA (Spain)                              1,035,000           9,736        .64
Reuters Holdings PLC (United Kingdom)                                         932,000           6,971        .46
Havas SA (France)                                                              67,757           5,527        .37
Thames Water PLC (United Kingdom)                                             503,340           4,076        .27
Welsh Water PLC (United Kingdom)                                              300,000           3,078        .20
Cordiant PLC (formerly Saatchi & Saatchi Co. PLC)
 (United Kingdom)/2/                                                        1,808,995           3,016        .20
Securicor Group PLC, Class A (United Kingdom)                                 165,000           2,603        .17
Cross-Harbour Tunnel Co., Ltd. (Hong Kong)                                  1,090,000           2,142        .14
Eurotunnel SA, units (France)/2/                                              592,000           1,684        .11

12  American Variable Insurance Series

                                                 INVESTMENTS PRIMARILY IN STOCKS
                                                              INTERNATIONAL FUND

----------------------------------------------------------------------------------------------------------------------
                                                                            Number of       Market Value   Percent of
STOCKS                                                                       Shares            (000)       Net Assets
----------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS - 2.53%
----------------------------------------------------------------------------------------------------------------------
ASEA AB, Class A (Sweden)                                                     130,000         $11,054 --
                                                                                                        |-      1.12%
ASEA AB, Class B                                                               69,300           5,864 --
BBC Brown Boveri Ltd., Class A (Switzerland)                                    9,292           9,508            .63
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                             121,500           8,706 --
                                                                                                        |
Telefonaktiebolaget LM Ericsson, Class B,                                                               |-       .58
                                                                                                        |
  4.25% convertible preferred                                                  14,500              35 --
Hitachi, Ltd. (Japan)                                                         115,000           1,112            .07
Johnson Electric Holdings Ltd. (Hong Kong -
 Incorporated in Bermuda)                                                     495,000           1,104            .07
Siemens AG (Germany)                                                            2,050             976            .06

FOOD & HOUSEHOLD PRODUCTS - 2.38%
----------------------------------------------------------------------------------------------------------------------
Reckitt & Colman PLC (United Kingdom)                                       1,776,250          18,602           1.23
Nestle SA (Switzerland)                                                        11,936          12,080            .80
PT Indofood Sukses Makmur (Indonesia)                                         608,500           2,658            .18
Hazlewood Foods PLC (United Kingdom)                                        1,500,000           2,525            .17

INSURANCE - 2.17%
----------------------------------------------------------------------------------------------------------------------
Irish Life PLC (Ireland)                                                    2,598,084           8,602            .57
Munchener Ruckversicherungs-Gesellschaft (Germany)                              3,673           7,312 --
                                                                                                        |
Munchener Ruckversicherungs-Gesellschaft, warrants,                                                     |-       .49
                                                                                                        |
 expire 1998/2/                                                                   483              54 --
GIO Australia Holdings Ltd. (Australia)                                     2,788,794           5,532            .37
Corporacion Mapfre, CIR, SA (Spain)                                            95,582           4,527 --
                                                                                                        |-       .31
Corporacion Mapfre, CIR, SA                                                     3,070             142 --
Internationale Nederlanden Groep NV, warrants,
 expire 2001/2/ (Netherlands)                                               1,500,000           3,344            .22
Refuge Group PLC (United Kingdom)                                             589,700           3,217            .21

MISCELLANEOUS MATERIALS & COMMODITIES - 1.85%
----------------------------------------------------------------------------------------------------------------------
English China Clays PLC (United Kingdom)                                    1,668,750          10,149            .67
Compagnie de Saint-Gobain (France)                                             79,954          10,019            .66
Pilkington PLC (United Kingdom)                                             2,700,000           7,911            .52

HEALTH & PERSONAL CARE - 1.76%
----------------------------------------------------------------------------------------------------------------------
AB Astra, Class A (Sweden)                                                    470,000          13,791            .91
Glaxo Holdings PLC (American Depositary Receipts)
 (United Kingdom)                                                             500,000          11,625            .77
Banyu Pharmaceutical Co., Ltd. (Japan)                                        106,000           1,202            .08

BUILDING MATERIALS & COMPONENTS - 1.76%
----------------------------------------------------------------------------------------------------------------------
Holderbank Financiere Glaris Ltd. (Switzerland)                                21,307          16,987           1.12
Poliet  (France)                                                               40,782           3,876            .26
CEMEX, SA, Class A (Mexico)                                                 1,086,250           3,341            .22
Sika Finanz AG, participation certificates (Switzerland)                        6,500           2,066            .14
Tolmex, SA de CV, Class B2 (Mexico)                                            85,000             318            .02

MERCHANDISING - 1.68%
----------------------------------------------------------------------------------------------------------------------
Tesco PLC (United Kingdom)                                                  2,000,000           9,369            .62
WHSmith Group PLC, Class A (United Kingdom)                                   700,000           3,907            .26
Amway Japan Ltd. (American Depositary Receipts) (Japan)                       200,000           3,350            .22
Kwik-Fit Holdings PLC (United Kingdom)                                      1,200,000           2,992            .20
Ito-Yokado Co., Ltd. (Japan)                                                   50,000           2,652            .18
Chain Store Okuwa Co., Ltd. (Japan)                                           100,000           1,918            .13
Cifra, SA de CV, Class C (Mexico)                                             832,000           1,029            .07

INDUSTRIAL COMPONENTS - 1.60%
------------------------------------------------------------------------------------------------------------- --------
Compagnie Generale des Etablissements Michelin, Class B  (France)
                                                                              423,000          19,317 --
                                                                                                        |
Compagnie Generale des Etablissements Michelin, 2.50%                                                   |-      1.36
                                                                                                        |
 convertible preferred                                                         23,200           1,210 --

                                          American Variable Insurance Series  13

INVESTMENTS PRIMARILY IN STOCKS
INTERNATIONAL FUND

-------------------------------------------------------------------------------------------------------------------

                                                                            Number of     Market Value   Percent of
STOCKS                                                                        Shares         (000)       Net Assets
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS (continued)
-------------------------------------------------------------------------------------------------------------------
Magna International Inc., Class A (Canada)                                     43,000       $ 1,634        .11%
Pirelli SpA (Italy)/2/                                                        900,000         1,288        .09
Orbital Engine Corp. Ltd. (Australia)/2/                                      611,040           571        .04

METALS:  NONFERROUS - 1.55%
-------------------------------------------------------------------------------------------------------------------
Alusuisse-Lonza Holding Ltd, Zurich (Switzerland)                              10,000         5,911        .39
Western Mining Corp. Holdings Ltd. (Australia)                                900,000         4,793        .32
Inco Ltd. (Canada)                                                            180,000         4,500        .30
Falconbridge Ltd. (Canada)/1/                                                 250,000         4,038        .27
Teck Corp., Class B (Canada)                                                  200,000         4,034        .27

TRANSPORTATION:  AIRLINES - 1.46%
-------------------------------------------------------------------------------------------------------------------
Cathay Pacific Airways Ltd. (Hong Kong)                                     7,362,000        10,708        .71
British Airways PLC (American Depositary Receipts)
 (United Kingdom)                                                              63,750         4,192
British Airways PLC                                                           560,000         3,655        .52
Singapore Airlines Ltd. (Singapore)                                           358,000         3,422        .23

ENERGY SOURCES - 1.38%
-------------------------------------------------------------------------------------------------------------------
YPF SA, Class D (American Depositary Receipts) (Argentina)                    634,000        12,838        .85
Petrofina SA (Belgium)                                                         15,175         4,565        .30
TOTAL, Class B (France)                                                        55,022         3,415        .23

RECREATION & OTHER CONSUMER PRODUCTS - 1.14%
-------------------------------------------------------------------------------------------------------------------
THORN EMI PLC (United Kingdom)                                                460,000         9,058        .60
Nintendo Co., Ltd. (Japan)                                                    135,100         8,142        .54

FOREST PRODUCTS & PAPER - 1.11%
-------------------------------------------------------------------------------------------------------------------
Repola Ltd. (Finland)                                                         385,000         7,796        .52
Fletcher Challenge Ltd. (New Zealand)                                       2,200,000         5,846
Fletcher Challenge Ltd. (American Depositary Receipts)                         51,670           698        .43
Carter Holt Harvey Ltd. (New Zealand)                                         981,674         2,472        .16

TRANSPORTATION:  RAIL & ROAD - 1.08%
-------------------------------------------------------------------------------------------------------------------
TNT Ltd., 8.00% convertible preferred (Australia)                           5,790,400         8,656
TNT Ltd./2/                                                                 5,336,044         7,747       1.08

APPLIANCES & HOUSEHOLD DURABLES - 0.92%
-------------------------------------------------------------------------------------------------------------------
AB Electrolux, Class B (Sweden)                                               137,900         6,380        .42
Sony Corp. (Japan)                                                            101,000         4,879        .32
Philips Electronics NV (Netherlands)                                           70,000         2,793        .18

METALS:  STEEL - 0.86%
-------------------------------------------------------------------------------------------------------------------
British Steel PLC (United Kingdom)                                          2,223,000         6,222        .41
Thyssen AG (Germany)/2/                                                        21,000         3,969        .26
Svenskt Stal AB, Class A (Sweden)                                              60,000         2,457        .16
Tubos de Acero de Mexico, SA (American Depositary Receipts)
 (Mexico)/2/                                                                   85,000           414        .03

BEVERAGES & TOBACCO - 0.83%
-------------------------------------------------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Australia)                                           2,107,486        12,556        .83

WHOLESALE & INTERNATIONAL TRADE - 0.49%
-------------------------------------------------------------------------------------------------------------------
Mitsubishi Corp. (Japan)                                                      325,000         3,725        .25
ITOCHU Corp. (Japan)                                                          600,000         3,687        .24

REAL ESTATE - 0.48%
-------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properities Ltd. (Hong Kong)                                   1,000,000         7,240        .48

AEROSPACE & MILITARY TECHNOLOGY - 0.44%
-------------------------------------------------------------------------------------------------------------------
Rolls-Royce PLC (United Kingdom)                                            2,222,222         6,634        .44

14  American Variable Insurance Series

                                                 INVESTMENTS PRIMARILY IN STOCKS
                                                              International Fund

-----------------------------------------------------------------------------------------------------------------
Stocks                                                                    Number of      Market Value  Percent of
                                                                            Shares          (000)      Net Assets
-----------------------------------------------------------------------------------------------------------------
TRANSPORTATION:  SHIPPING - 0.31%
-----------------------------------------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha (Japan)                                       790,000       $    4,714         .31%

ELECTRONIC INSTRUMENTS - 0.30%
-----------------------------------------------------------------------------------------------------------------
Scitex Corp. Ltd. (Israel)                                                  210,000            4,489         .30

FINANCIAL SERVICES - 0.07%
-----------------------------------------------------------------------------------------------------------------
Pioneer Industries International (Holdings) Ltd. (Hong Kong  -
Incorporated in Bermuda)                                                  1,616,000            1,118         .07

MISCELLANEOUS
-----------------------------------------------------------------------------------------------------------------
Other stocks in initial period of acquisition                                                  8,649         .57
                                                                                         ------------------------
TOTAL STOCKS (cost: $998,524,000)                                                          1,133,372       74.94
                                                                                         ------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                       Principal Amount
CONVERTIBLE DEBENTURES                                                      (000)
-----------------------------------------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.28%
-----------------------------------------------------------------------------------------------------------------
Kymmene Corporation 8.25% convertible bonds 2043                            $17,000            4,264         .28

FINANCIALS - 0.25%
-----------------------------------------------------------------------------------------------------------------
Bangkok Bank Ltd. 3.25% convertible bonds 2004/1/                             3,675            3,748         .25
                                                                                         ------------------------
TOTAL CONVERTIBLE DEBENTURES (cost: $7,812,000)                                                8,012         .53
                                                                                         ------------------------
TOTAL EQUITY-TYPE SECURITIES (cost: $1,006,336,000)                                        1,141,384       75.47
                                                                                         ------------------------
-----------------------------------------------------------------------------------------------------------------

BONDS & NOTES
-----------------------------------------------------------------------------------------------------------------
GOVERNMENTS (EXCLUDING U.S. GOVERNMENT) - 0.58%
-----------------------------------------------------------------------------------------------------------------
New Zealand Government 9.00% 1996                                          NZ 8,000            5,361         .35
Republic of Argentina 5.00%, Eurobonds, Series L, 2023/3/                   $ 7,000            3,500         .23
                                                                                         ------------------------
TOTAL BONDS & NOTES (cost: $8,411,000)                                                         8,861         .58
                                                                                         ------------------------
-----------------------------------------------------------------------------------------------------------------

SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES - 19.02%
-----------------------------------------------------------------------------------------------------------------
SmithKline Beecham Corp. 5.92%-5.95% due 6/12-7/14/95                        42,700           42,491        2.81
Commonwealth Bank of Australia 5.90% due 6/26/95                             37,000           36,839        2.44
British Gas Capital Inc. 5.90%-5.96% due 6/5-6/23/95                         31,800           31,704        2.10
ABN-AMRO North America Finance Inc. 5.92%-5.97% due 6/1-7/12/95              31,200           31,013        2.05
Unilever Capital Corp. 5.96%-6.02% due 6/6-6/26/95                           28,850           28,767        1.90
Sony Capital Corp. 5.94%-5.95% due 6/8-7/19/95                               26,800           26,683        1.76
Canadian Imperial Holdings Inc. 5.98% due 6/5/95                             23,200           23,181        1.53
Toyota Motor Credit Corp. 5.92%-5.93% due 6/7-6/29/95                        22,400           22,317        1.48
Ford Motor Credit Co. 6.00% due 6/1/95                                       20,000           19,997        1.32
Exxon Imperial U.S. Inc. 5.93%-5.97% due 6/9-6/22/95                         15,600           15,564        1.03
Ford Credit Europe PLC 5.96% due 7/27/95                                      9,100            9,014         .60

CERTIFICATES OF DEPOSIT - 1.45%
-----------------------------------------------------------------------------------------------------------------
Societe Generale 6.05%-6.08% due 6/15-7/5/95                                 22,000           22,000        1.45



                                          American Variable Insurance Series  15

INVESTMENTS PRIMARILY IN STOCKS
International Fund

-----------------------------------------------------------------------------------------------------------------
                                                                       Principal Amount  Market Value  Percent of
Short-Term Securities                                                       (000)           (000)      Net Assets
-----------------------------------------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES - 0.81%
-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. 5.90%-5.95% due 6/12-6/16/95                $12,300       $   12,269         .81%
                                                                                          ----------------------
TOTAL SHORT-TERM SECURITIES (cost: $321,844,000)                                             321,839       21.28
                                                                                          ----------------------
TOTAL INVESTMENT SECURITIES (cost: $1,336,591,000)                                         1,472,084       97.33
Excess of money market account, cash and receivables over payables                            40,307        2.67
                                                                                          ----------------------
NET ASSETS                                                                                $1,512,391      100.00%
                                                                                          ======================

/1/ Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

/2/ Non-income-producing securities.

/3/ Coupon rate may change periodically.

    See Notes to Financial Statements


===============================================================================
EQUITY-TYPE SECURITIES APPEARING IN THE
PORTFOLIO SINCE NOVEMBER 30, 1994
-------------------------------------------------------------------------------
Alusuisse-Lonza
Banco Popular Espanol
Banyu Pharmaceutical
Bombardier
British Sky Broadcasting Group
Chain Store Okuwa
Grupo Financiero Banamex Accival
Inco
Internationale Nederlanden Groep
Kymmene
Nintendo
Nippon Yusen Kabushiki Kaisha
PT Indofood Sukses Makmur
Rank Organisation
Telewest Communications
Volvo
Western Mining
YPF

===============================================================================
EQUITY-TYPE SECURITIES ELIMINATED FROM THE
PORTFOLIO SINCE NOVEMBER 30, 1994
-------------------------------------------------------------------------------
Alcatel Alsthom
Aoyama Trading
Banco Bradesco
B.A.T Industries
BCE
CAMAS
De La Rue
Grupo Embotellador de Mexico
Heineken
Hong Kong and China Gas
Investor
Lex Service
National Australia Bank
Nissan Motor
Oce-van der Grinten
Petron
Samsung Eletronics
Sandoz
Societe Nationale Elf Aquitaine
United Friendly Group
Wacoal
Willis Corroon Group


16  American Variable Insurance Series

                                                 INVESTMENTS PRIMARILY IN STOCKS

                                                              GROWTH-INCOME FUND

[PIE CHART]

EQUITY TYPE SECURITIES                                       86.59%
CASH                                                         13.41%

Investment Portfolio - May 31, 1995                                                                      (Unaudited)
--------------------------------------------------------------------------------------------------------------------
                                                                                                          Percent of
                                      LARGEST INDIVIDUAL EQUITY HOLDINGS                                  Net Assets
                                     -------------------------------------------------------------------------------
                                      AT&T                                                                      1.63%
                                      International Business Machines                                           1.49
                                      WMX Technologies                                                          1.43
                                      Philip Morris                                                             1.35
                                      Boeing                                                                    1.32
                                      Aluminum Co. of America                                                   1.27
                                      Monsanto                                                                  1.07
                                      Tele-Communications                                                       1.00
                                      Union Camp                                                                0.99
                                      Walt Disney                                                               0.99

--------------------------------------------------------------------------------------------------------------------
                                                                      Number of         Market Value      Percent of
Stocks (common and preferred)                                           Shares              (000)         Net Assets
--------------------------------------------------------------------------------------------------------------------
BANKING -- 7.89%
--------------------------------------------------------------------------------------------------------------------
Banc One Corp.                                                         666,250              $23,152              .70%
First Fidelity Bancorporation                                          340,000               18,063              .55
First Interstate Bancorp                                               210,000               17,640              .54
PNC Bank Corp.                                                         636,000               17,172              .52
BankAmerica Corp.                                                      310,000               16,198              .49
Comerica Inc.                                                          500,000               15,812              .48
Huntington Bancshares Inc.                                             800,000               15,700              .48
Wells Fargo & Co.                                                       80,000               14,720              .45
Wachovia Corp.                                                         350,000               13,256              .40
Bankers Trust New York Corp.                                           210,000               13,177              .40
SunTrust Banks, Inc.                                                   225,000               13,050              .40
Chase Manhattan Bank, NA                                               250,000               11,563              .35
First Union Corp.                                                      225,000               11,025              .33
Fleet Financial Group, Inc.                                            300,000               10,463              .32
First Tennessee National Corp.                                         200,000                8,700              .26
Norwest Corp.                                                          300,000                8,512              .26
Bank of New York Co., Inc.                                             200,000                8,150              .25
Northern Trust Corp.                                                   200,000                7,700              .23
J.P. Morgan & Co. Inc.                                                 100,000                7,087              .22
Citicorp                                                               100,000                5,350              .16
Signet Banking Corp.                                                   150,000                3,394              .10

HEALTH & PERSONAL CARE -- 6.82%
--------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                  400,000               31,500              .96
Merck & Co., Inc.                                                      650,000               30,631              .93
American Home Products Corp.                                           330,000               24,296              .74
Warner-Lambert Co.                                                     260,000               21,547              .65
Pfizer Inc                                                             235,000               20,709              .63
Eli Lilly and Co.                                                      265,000               19,776              .60
Bristol-Myers Squibb Co.                                               295,000               19,581              .59
Abbott Laboratories                                                    460,000               18,400              .56
Baxter International Inc.                                              300,000               10,463              .32
Johnson & Johnson                                                      150,000                9,938              .30
Upjohn Co.                                                             265,000                9,639              .29
McKesson Corp.                                                         125,000                5,578              .17
Bausch & Lomb Inc.                                                      67,400                2,738              .08

TELECOMMUNICATIONS -- 5.79%
--------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                           1,060,000               53,795             1.63
Sprint Corp.                                                           825,000               27,637              .84
U S WEST Communications, Inc.                                          513,200               21,170              .64
Telefonos de Mexico, SA de CV, Class L
  (American Depositary Receipts) (Mexico)                              750,800               21,116              .64

                                          American Variable Insurance Series  17

INVESTMENTS PRIMARILY IN STOCKS

GROWTH-INCOME FUND

--------------------------------------------------------------------------------------------------------------------
Stocks                                                                Number of         Market Value      Percent of
                                                                       Shares              (000)          Net Assets
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (continued)
--------------------------------------------------------------------------------------------------------------------
MCI Communications Corp.                                               859,800           $17,303             .53%
Ameritech Corp.                                                        250,000            11,094             .34
AirTouch Communications /1/                                            332,323             9,056             .27
Bell Atlantic Corp.                                                    160,000             8,920             .27
Pacific Telesis Group                                                  300,000             8,025             .24
GTE Corp.                                                              135,000             4,506             .14
Southwestern Bell Corp.                                                100,000             4,500             .14
ALLTEL Corp.                                                           150,000             3,694             .11

ENERGY SOURCES -- 5.55%
--------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                 790,000            28,638             .87
Amoco Corp.                                                            355,000            24,273             .74
Royal Dutch Petroleum Co. (New York Registered Shares)
 (Netherlands)                                                         180,000            22,815             .69
Exxon Corp.                                                            305,000            21,769             .66
Atlantic Richfield Co.                                                 150,000            17,419             .53
Unocal Corp.                                                           570,000            16,886             .51
Texaco Inc.                                                            235,000            16,098             .49
Valero Energy Corp.                                                    746,000            15,853             .48
Mobil Corp.                                                            100,000            10,038             .31
Tosco Corp.                                                            170,000             6,035             .18
TOTAL, Class B (American Depositary Receipts) (France)                 100,000             3,100             .09
British Petroleum Co. PLC (American Depositary
 Receipts) (United Kingdom)                                                  2                --             .00

BROADCASTING & PUBLISHING -- 5.54%
--------------------------------------------------------------------------------------------------------------------
Tele-Communications, Inc., Class A /1/                               1,575,000            33,075            1.00
News Corp. Ltd. (American Depositary Receipts)
 (Australia)                                                           800,000            17,300  ]
News Corp. Ltd., preferred shares                                                                 ]-         .76
 (American Depositary Receipts)                                        400,000             7,850  ]
Time Warner Inc.                                                       592,000            23,458             .71
Capital Cities/ABC, Inc.                                               220,000            21,230             .64
E.W. Scripps Co., Class A                                              630,000            19,530             .59
Gannett Co., Inc.                                                      287,000            15,355             .47
CBS Inc.                                                               220,075            14,745             .45
Times Mirror Co., Series A                                             224,220             5,213  ]
Times Mirror Co., preferred equity redemption                                                     ]-         .27
 cumulative stock, Series B                                            155,641             3,619  ]
Tribune Co.                                                            140,000             8,348             .25
New York Times Co., Class A                                            344,300             7,790             .24
Cox Communications, Inc. Class A /1/                                   319,949             5,199             .16

BUSINESS & PUBLIC SERVICES -- 4.46%
--------------------------------------------------------------------------------------------------------------------
WMX Technologies, Inc.                                               1,730,000            47,142            1.43
Dun & Bradstreet Corp.                                                 580,000            30,740             .93
General Motors Corp., Class E                                          549,500            23,354             .71
Browning-Ferris Industries, Inc.                                       500,000            17,813             .54
Federal Express Corp. /1/                                              190,000            11,376             .35
Omnicom Group Inc.                                                     170,000             9,796             .30
Pitney Bowes Inc.                                                      175,000             6,475             .20

CHEMICALS -- 3.88%
--------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                           424,600            35,348            1.07
Praxair, Inc.                                                          850,000            21,144             .64
Eastman Chemical Co.                                                   325,000            19,500             .59
Dow Chemical Co.                                                       200,000            14,675             .45


18  American Variable Insurance Series

                                                                                  INVESTMENTS PRIMARILY IN STOCKS
                                                                                               Growth-Income Fund

-----------------------------------------------------------------------------------------------------------------
                                                                    Number of        Market Value      Percent of
Stocks                                                               Shares             (000)          Net Assets
-----------------------------------------------------------------------------------------------------------------
Imperial Chemical Industries PLC (American Depositary Receipts)
 (United Kingdom)                                                      200,000          $10,150               .31%
Engelhard Corp.                                                        189,600            7,892               .24
E.I. du Pont de Nemours and Co.                                        100,000            6,788               .21
Betz Laboratories, Inc.                                                150,000            6,375               .19
PPG Industries, Inc.                                                   140,000            5,828               .18

MERCHANDISING -- 3.42%
-----------------------------------------------------------------------------------------------------------------
Limited Inc.                                                         1,250,000           27,812               .84
Wal-Mart Stores, Inc.                                                1,004,000           25,100               .76
Giant Food Inc., Class A                                               450,000           12,937               .39
May Department Stores Co.                                              300,000           11,775               .36
Walgreen Co.                                                           240,000           11,550               .35
Melville Corp.                                                         287,400           11,424               .35
Sears, Roebuck and Co.                                                 150,000            8,456               .26
J.C. Penney Co., Inc.                                                   80,000            3,770               .11

BEVERAGES & TOBACCO -- 3.23%
-----------------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc.                                           610,000           44,454              1.35
Seagram Co. Ltd. (Canada)                                            1,008,000           30,240               .92
PepsiCo, Inc.                                                          435,000           21,315               .65
American Brands, Inc.                                                  250,000           10,094               .31

DATA PROCESSING & REPRODUCTION -- 3.08%
-----------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                  525,000           48,956              1.49
Xerox Corp.                                                            250,000           28,344               .86
Apple Computer, Inc.                                                   250,000           10,375               .32
Oracle Systems Corp. /1/                                               150,000            5,194               .16
Microsoft Corp. /1/                                                     50,000            4,231               .13
Novell, Inc. /1/                                                       212,000            4,081               .12

INSURANCE -- 3.01%
-----------------------------------------------------------------------------------------------------------------
SAFECO Corp.                                                           465,000           27,319               .83
Allstate Corp.                                                         800,000           24,100               .73
CIGNA Corp.                                                            120,000            8,970               .27
Chubb Corp.                                                            100,000            8,238               .25
Arthur J. Gallagher & Co.                                              195,600            6,822               .21
St. Paul Companies, Inc.                                               120,000            6,105               .19
American General Corp.                                                 170,000            5,865               .17
General Re Corp.                                                        40,000            5,415               .16
TIG Holdings, Inc.                                                     150,000            3,525               .11
American International Group, Inc.                                      27,500            3,128               .09

MULTI-INDUSTRY -- 2.91%
-----------------------------------------------------------------------------------------------------------------
Harsco Corp.                                                           515,000           26,201               .80
Tenneco Inc.                                                           505,000           24,240               .74
Textron Inc.                                                           240,000           14,610               .44
Minnesota Mining and Manufacturing Co.                                 240,000           14,370               .44
AlliedSignal Inc.                                                      200,000            8,075               .25
Hanson PLC (American Depositary Receipts)
 (United Kingdom)                                                      420,000            7,980               .24

AEROSPACE & MILITARY TECHNOLOGY -- 2.83%
-----------------------------------------------------------------------------------------------------------------
Boeing Co.                                                             740,000           43,568              1.32
Litton Industries, Inc. /1/                                            461,200           17,756               .54
United Technologies Corp.                                              200,000           15,175               .46
General Motors Corp., Class H                                          341,900           13,932               .42
Coltec Industries Inc /1/                                              160,000            2,840               .09


                                                                           American Variable Insurance Series  19

INVESTMENTS PRIMARILY IN STOCKS

Growth-Income Fund

----------------------------------------------------------------------------------------------------------------
                                                                     Number of        Market Value   Percent of
Stocks                                                                Shares              (000)      Net Assets
----------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING -- 2.51%
----------------------------------------------------------------------------------------------------------------
Sundstrand Corp.                                                       375,000           $20,813             .63%
Caterpillar Inc.                                                       300,000            18,075             .55
Deere & Co.                                                            172,200            14,895             .45
Parker Hannifin Corp.                                                  200,000            11,425             .35
Ingersoll-Rand Co.                                                     300,000            11,175             .34
Crompton & Knowles Corp.                                               350,000             6,344             .19

UTILITIES: ELECTRIC & GAS -- 2.19%
----------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                          900,000            22,275             .68
Pacific Gas and Electric Co.                                           705,000            20,445             .62
Consolidated Edison Co. of New York, Inc.                              350,000            10,456             .32
Central and South West Corp.                                           300,000             7,725             .23
Detroit Edison Co.                                                     200,000             6,025             .18
General Public Utilities Corp.                                         120,000             3,600             .11
Long Island Lighting Co.                                                95,000             1,484             .05

FOREST PRODUCTS & PAPER -- 2.15%
----------------------------------------------------------------------------------------------------------------
Union Camp Corp.                                                       630,000            32,681             .99
ITT Rayonier Inc.                                                      525,000            18,047             .55
James River Corp. of Virginia                                          300,000             8,100             .25
Weyerhaeuser Co.                                                       150,000             6,581             .20
Westvaco Corp.                                                         125,000             5,344             .16

TRANSPORTATION: RAIL & ROAD -- 1.97%
----------------------------------------------------------------------------------------------------------------
Conrail, Inc.                                                          460,000            24,840             .75
Union Pacific Corp.                                                    425,000            23,534             .71
Norfolk Southern Corp.                                                 245,000            16,782             .51

ELECTRONIC COMPONENTS -- 1.84%
----------------------------------------------------------------------------------------------------------------
Intel Corp.                                                            200,000            22,425             .68
Micron Technology, Inc.                                                400,000            17,850             .54
Motorola, Inc.                                                         240,000            14,370             .44
Texas Instruments Inc.                                                  50,000             5,781             .18

METALS: NONFERROUS -- 1.82%
----------------------------------------------------------------------------------------------------------------
Aluminum Co. of America                                                900,000            41,850            1.27
Inco Ltd. (Canada)                                                     530,000            13,250             .40
Phelps Dodge Corp.                                                      50,000             2,756             .08
Alumax Inc. /1/                                                         80,000             2,330             .07

FINANCIAL SERVICES -- 1.77%
----------------------------------------------------------------------------------------------------------------
Student Loan Marketing Assn.                                           450,000            21,375             .65
Household International, Inc.                                          300,000            14,812             .45
Beneficial Corp.                                                       200,000             8,900             .27
American Express Co.                                                   170,000             6,056             .18
ADVANTA Corp., Class A                                                 100,000             3,875             .12
Capital One Financial Corp.                                            150,000             3,150             .10

INDUSTRIAL COMPONENTS -- 1.65%
----------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co.                                             485,000            20,491             .62
Dana Corp.                                                             581,800            16,436             .50
Rockwell International Corp.                                           250,000            11,406             .35
TRW Inc.                                                                75,000             5,916             .18

FOOD & HOUSEHOLD PRODUCTS -- 1.37%
----------------------------------------------------------------------------------------------------------------
CPC International Inc.                                                 400,000            24,300             .74
ConAgra, Inc.                                                          360,000            12,015             .36
H.J. Heinz Co.                                                         200,000             9,050             .27


20   American Variable Insurance Series


                                                                                 INVESTMENTS PRIMARILY IN STOCKS
                                                                                              Growth-Income Fund

----------------------------------------------------------------------------------------------------------------
                                                                     Number of        Market Value    Percent of
Stocks                                                                 Shares             (000)       Net Assets
----------------------------------------------------------------------------------------------------------------
LEISURE & TOURISM -- 1.28%
----------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                        585,000        $  32,541             .99%
Marriott International, Inc.                                           200,000            6,775              .21
Host Marriott Corp./1/                                                 240,000            2,550              .08

MISCELLANEOUS MATERIALS & COMMODITIES -- 1.18%
----------------------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)                             600,000           28,725              .87
Cleveland-Cliffs Inc.                                                  180,000            6,998              .21
TRINOVA Corp.                                                          100,000            3,400              .10

ENERGY EQUIPMENT -- 1.13%
----------------------------------------------------------------------------------------------------------------
Western Atlas Inc./1/                                                  371,900            16,782             .51
Schlumberger Ltd. (Netherlands Antilles)                               170,000            11,050             .34
Cooper Industries, Inc.                                                250,000             9,250             .28

AUTOMOBILES -- 1.10%
----------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                   450,000            21,600             .66
Ford Motor Co., Class A                                                500,000            14,625             .44

TRANSPORTATION: AIRLINES -- 1.08%
----------------------------------------------------------------------------------------------------------------
AMR Corp./1/                                                           295,000            20,134             .61
UAL Corp./1/                                                           100,000            11,500             .35
Delta Air Lines, Inc.                                                   60,000             3,907             .12

ELECTRICAL & ELECTRONICS -- 1.05%
----------------------------------------------------------------------------------------------------------------
General Electric Co.                                                   510,000            29,580             .90
General Signal Corp.                                                   130,000             4,810             .15
Hubbell Inc., Class B                                                      735                42             .00

RECREATION & OTHER CONSUMER PRODUCTS -- 0.74%
----------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                      220,000            13,282             .40
The Stanley Works                                                      140,100             5,604             .17
American Greetings Corp., Class A                                      200,000             5,600             .17

ELECTRONIC INSTRUMENTS -- 0.49%
----------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                 280,000            16,030             .49

APPLIANCES & HOUSEHOLD DURABLES -- 0.43%
----------------------------------------------------------------------------------------------------------------
Corning Inc.                                                           300,000             9,600             .29
LADD Furniture, Inc.                                                   326,466             4,448             .14

TEXTILES & APPAREL -- 0.37%
----------------------------------------------------------------------------------------------------------------
VF Corp.                                                               230,000            12,247             .37

MISCELLANEOUS
----------------------------------------------------------------------------------------------------------------
Other stocks in initial period of acquisition                                             63,385            1.92
                                                                                       -------------------------
TOTAL STOCKS (cost: $2,345,995,000)                                                    2,847,375           86.45
                                                                                       -------------------------
----------------------------------------------------------------------------------------------------------------

                                                                  Principal Amount
CONVERTIBLE DEBENTURES                                                 (000)
----------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 0.14%
----------------------------------------------------------------------------------------------------------------
Seagate Technology 5.00% convertible bonds 2003/2/                     $3,280              4,641             .14
                                                                                       -------------------------
TOTAL CONVERTIBLE DEBENTURES (cost: $3,542,000)                                            4,641             .14
                                                                                       -------------------------
TOTAL EQUITY-TYPE SECURITES (cost: $2,349,537,000)                                     2,852,016           86.59
                                                                                       -------------------------

                                                                           American Variable Insurance Series  21

INVESTMENTS PRIMARILY IN STOCKS
Growth-Income Fund

-------------------------------------------------------------------------------------------------------------------------
                                                                  Principal Amount         Market Value        Percent of
SHORT-TERM SECURITIES                                                  (000)                  (000)            Net Assets
-------------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 14.39%
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. 5.94%-5.96% due 6/9-7/13/95                     $61,480             $   61,254              1.86%
Pfizer Inc. 5.92%-5.94% due 6/13-6/29/95                               46,600                 46,434              1.41
American Express Credit Corp. 5.93%-5.99% due
 6/19-6/27/95                                                          39,700                 39,567              1.20
Beneficial Corp. 5.92%-5.94% due 6/12-6/28/95                          37,000                 36,878              1.12
American Telephone & Telegraph Co. 5.94% due
 7/20/95                                                               33,400                 33,124              1.01
E.I. du Pont de Nemours and Co. 5.93%-5.95% due
 6/8-6/29/95                                                           31,700                 31,589               .96
Xerox Corp. 5.93%-6.07% due 6/1-6/8/95                                 29,800                 29,784               .90
PepsiCo, Inc. 5.93%-5.94% due 6/12-6/13/95                             28,620                 28,561               .87
Motorola, Inc. 5.93% due 6/14/95                                       27,600                 27,536               .84
Raytheon Co. 5.94%-5.97% due 6/6-6/23/95                               26,700                 26,644               .81
American General Corp. 5.95% due 6/5-7/10/95                           24,100                 24,015               .73
Central and South West Corp. 5.96% due 7/10/95                         20,000                 19,867               .60
H.J. Heinz Co. 5.95% due 6/8/95                                        15,300                 15,280               .46
Pitney Bowes Inc. 5.93% due 6/21/95                                    15,000                 14,948               .45
U S WEST Communications, Inc. 5.95% due 6/22/95                        14,400                 14,348               .44
McDonald's Corp. 5.93% due 6/5/95                                       8,500                  8,493               .26
National Rural Utilities Cooperative Finance Corp.
 5.95% due 6/9/95                                                       8,100                  8,088               .24
SAFECO Credit Co. Inc. 5.92% due 7/10/95                                7,500                  7,451               .23
                                                                                          ----------------------------
TOTAL SHORT-TERM SECURITIES (cost: $473,863,000)                                             473,861             14.39
                                                                                          ----------------------------
TOTAL INVESTMENT SECURITIES (cost: $2,823,400,000)                                         3,325,877            100.98
Excess of payables over money market account, cash
 and receivables                                                                              32,392               .98
                                                                                          ----------------------------
NET ASSETS                                                                                $3,293,485            100.00%
                                                                                          ============================

/1/Non-income-producing securities.

/2/Purchased in a private placement transaction; resale potential extends to qualifed institutional buyers.

   See Notes to Financial Statements



22  American Variable Insurance Series

                                                 INVESTMENTS PRIMARILY IN STOCKS

                                                              GROWTH-INCOME FUND

Equity-type securities appearing in
the portfolio since November 30, 1994
-------------------------------------

AlliedSignal
ALLTEL
American Greetings
Bausch & Lomb
Capital One Financial
Caterpillar
Chase Manhattan
Chubb
CIGNA
Cleveland-Cliffs
Comerica
Cox Communications
Crompton & Knowles
Engelhard
Fleet Financial
Ford Motor
General Signal
Giant Food
Goodyear Tire & Rubber
H.J. Heinz
Micron Technology
Northern Trust
Norwest
Oracle Systems
J.C. Penney
E.W. Scripps
Seagate Technology
Sears, Roebuck
The Stanley Works
Tosco
TOTAL
Unocal
Wal-Mart
Westvaco
Weyerhaeuser

Equity-type securities eliminated from
the portfolio since November 30, 1994
--------------------------------------

Allegheny Power System
Archer Daniels Midland
BFGoodrich
C.R. Bard
Chevron
Cincinnati Milacron
Circus Circus Enterprises
Compaq Computer
E-Sytems
Hewlett-Packard
Honeywell
Houston Industries
ITT
Raytheon
Roadway Services

                                          American Variable Insurance Series  23

INVESTMENTS IN BOTH STOCKS AND BONDS
Asset Allocation Fund


Investment Portfolio, May 31, 1995                                   (Unaudited)
--------------------------------------------------------------------------------



                                 [PIE CHART]

                      STOCKS                       65.28%
                      GOVERNMENT BONDS             11.76%
                      CORPORATE BONDS              10.97%
                      CASH                          9.21%
                      CONVERTIBLE DEBENTURES        1.79%
                      OTHER                          .99%






                                                   Percent of
                LARGEST INDIVIDUAL HOLDINGS       Net  Assets
                ---------------------------------------------
                American Home Products                   2.22%
                International Business Machines          1.75
                Warner-Lambert                           1.66
                Eli Lilly                                1.65
                Rockwell International                   1.47
                Amoco                                    1.42
                PepsiCo                                  1.38
                CBS                                      1.35
                Textron                                  1.30
                Bristol-Myers Squibb                     1.29

                                                                                       Market         Percent
                                                                  Number of             Value          of Net
Stocks (common and preferred)                                      Shares               (000)          Assets
-------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE -- 10.07%
-------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                       225,000             $16,566           2.22%
Warner-Lambert Co.                                                 150,000              12,431           1.66
Eli Lilly and Co.                                                  165,000              12,313           1.65
Bristol-Myers Squibb Co.                                           145,000               9,624           1.29
Pfizer Inc                                                          97,500               8,592           1.15
Kimberly-Clark Corp.                                                60,000               3,600            .48
Baxter International Inc.                                          100,000               3,488            .47
Tambrands Inc.                                                      80,000               3,430            .46
Bausch & Lomb Inc.                                                  80,000               3,250            .43
Abbott Laboratories                                                 48,000               1,920            .26

BANKING -- 7.41%
-------------------------------------------------------------------------------------------------------------
First Fidelity Bancorporation                                      150,000               7,969           1.07
Citicorp                                                           140,000               7,490           1.00
First Interstate Bancorp                                            85,000               7,140            .96
BankAmerica Corp.                                                  100,000               5,225            .70
PNC Bank Corp.                                                     160,000               4,320            .58
Fleet Financial Group, Inc.                                        120,000               4,185            .56
First Union Corp.                                                   80,000               3,920            .52
Chase Manhattan Corp.                                               75,000               3,469            .46
Bankers Trust New York Corp.                                        50,000               3,137            .42
U.S. Bancorp                                                       120,000               2,940            .39
J.P. Morgan & Co. Inc.                                              35,000               2,481            .33
First Tennessee National Corp.                                      50,000               2,175            .29
Comerica Inc.                                                       30,000                 949            .13

ENERGY SOURCES -- 6.30%
-------------------------------------------------------------------------------------------------------------
Amoco Corp.                                                        155,000              10,598           1.42
Royal Dutch Petroleum Co. (New York Registered
 Shares) (Netherlands)                                              60,000               7,605           1.02
Phillips Petroleum Co.                                             195,000               7,069            .95
Unocal Corp.                                                       225,000               6,666            .89
Atlantic Richfield Co.                                              50,000               5,806            .78
Kerr-McGee Corp.                                                   100,000               5,575            .75
Chevron Corp.                                                       75,000               3,684            .49

INSURANCE -- 5.68%
-------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                        121,800               9,105           1.22
SAFECO Corp.                                                       145,000               8,519           1.14
Allstate Corp.                                                     220,000               6,628            .89
American General Corp.                                             176,700               6,096            .82
AMBAC Inc.                                                         130,000               5,200            .70
American International Group, Inc.                                  30,000               3,412            .46

24  American Variable Insurance Series

                                            INVESTMENTS IN BOTH STOCKS AND BONDS

                                                           ASSET ALLOCATION FUND

--------------------------------------------------------------------------------
                                        Number of    Market Value    Percent of
STOCKS                                   Shares         (000)        Net Assets
--------------------------------------------------------------------------------
St. Paul Companies, Inc.                  40,000       $  2,035          .27%
Ohio Casualty Corp.                       44,000          1,331          .18

MERCHANDISING -- 3.61%
--------------------------------------------------------------------------------
Limited Inc.                             295,000          6,564          .88
May Department Stores Co.                125,000          4,906          .66
J.C. Penney Co., Inc.                     80,000          3,770          .50
Sears, Roebuck and Co.                    60,000          3,383          .45
Melville Corp.                            75,000          2,981          .40
Walgreen Co.                              60,000          2,888          .39
Wal-Mart Stores, Inc.                    100,000          2,500          .33

MULTI-INDUSTRY -- 3.11%
--------------------------------------------------------------------------------
Textron Inc.                             160,000          9,740         1.30
Tenneco Inc.                             170,000          8,160         1.09
Minnesota Mining and Manufacturing Co.    90,000          5,389          .72

BEVERAGES & TOBACCO -- 2.30%
--------------------------------------------------------------------------------
PepsiCo, Inc.                            210,000         10,290         1.38
Seagram Co. Ltd. (Canada)                230,000          6,900          .92

TELECOMMUNICATIONS -- 2.21%
--------------------------------------------------------------------------------
Bell Atlantic Corp.                      100,000          5,575          .75
Sprint Corp.                             130,000          4,355          .58
Pacific Telesis Group                    150,000          4,013          .54
AT&T Corp.                                50,000          2,537          .34

DATA PROCESSING & REPRODUCTION -- 2.19%
--------------------------------------------------------------------------------
International Business Machines Corp.    140,000         13,055         1.75
Apple Computer, Inc.                      80,000          3,320          .44

TRANSPORTATION: RAIL & ROAD -- 2.19%
--------------------------------------------------------------------------------
CSX Corp.                                 90,000          6,863          .92
Union Pacific Corp.                       70,000          3,876          .52
Norfolk Southern Corp.                    50,000          3,425          .46
Conrail, Inc.                             40,000          2,160          .29

AEROSPACE & MILITARY TECHNOLOGY -- 2.12%
--------------------------------------------------------------------------------
Boeing Co.                               130,000          7,654         1.02
General Motors Corp., Class H            150,000          6,112          .82
Northrop Grumman Corp.                    40,000          2,095          .28

CHEMICALS- 2.06%
--------------------------------------------------------------------------------
E.I. du Pont de Nemours and Co.          120,000          8,145         1.09
Great Lakes Chemical Corp.                60,000          3,660          .49
Eastman Chemical Co.                      60,000          3,600          .48

INDUSTRIAL COMPONENTS -- 2.04%
--------------------------------------------------------------------------------
Rockwell International Corp.             240,000         10,950         1.47
Dana Corp.                               150,000          4,237          .57

FOREST PRODUCTS & PAPER -- 2.02%
--------------------------------------------------------------------------------
Weyerhaeuser Co.                         100,000          4,387          .59
Union Camp Corp.                          80,000          4,150          .55
ITT Rayonier Inc.                        100,000          3,438          .46
Georgia-Pacific Corp.                     40,000          3,110          .42

FOOD & HOUSEHOLD PRODUCTS -- 1.77%
--------------------------------------------------------------------------------
General Mills, Inc.                      100,000          5,188          .69
H.J. Heinz Co.                           100,000          4,525          .61
Ralston Purina Co.                        70,000          3,517          .47

                                          American Variable Insurance Series  25

INVESTMENTS IN BOTH STOCKS AND BONDS

ASSET ALLOCATION FUND

--------------------------------------------------------------------------------
                                        Number of    Market Value    Percent of
STOCKS                                   Shares         (000)        Net Assets
--------------------------------------------------------------------------------
UTILITIES: ELECTRIC & GAS -- 1.69%
--------------------------------------------------------------------------------
Long Island Lighting Co.                 195,000       $  3,047          .41%
Detroit Edison Co.                       100,000          3,012          .40
General Public Utilities Corp.            90,000          2,700          .36
Houston Industries Inc.                   60,000          2,587          .35
Entergy Corp.                             50,000          1,238          .17

BROADCASTING & PUBLISHING -- 1.65%
--------------------------------------------------------------------------------
CBS Inc.                                 150,000         10,050 __      1.35
Times Mirror Co., Class A                 66,566          1,548   |
Times Mirror Co., preferred equity                                |--    .30
  redemption cumulative stock, Series B   28,434            661 __|

BUSINESS & PUBLIC SERVICES -- 1.21%
--------------------------------------------------------------------------------
Dun & Bradstreet Corp.                   170,000          9,010         1.21

ENERGY EQUIPMENT- 1.02%
--------------------------------------------------------------------------------
Schlumberger Ltd.
  (Netherlands Antilles)                  60,000          3,900          .52
Cooper Industries, Inc.                  100,000          3,700          .50

RECREATION & OTHER CONSUMER PRODUCTS -- 0.99%
--------------------------------------------------------------------------------
Eastman Kodak Co.                         70,000          4,226          .57
Stanley Works                             42,100          1,684          .23
American Greetings Corp., Class A         50,000          1,400          .19

METALS: NONFERROUS -- 0.62%
--------------------------------------------------------------------------------
Aluminum Co. of America                  100,000          4,650          .62

ELECTRONICS INSTRUMENTS -- 0.61%
--------------------------------------------------------------------------------
Johnson Controls, Inc.                    80,000          4,580          .61

AUTOMOBILES -- 0.58%
--------------------------------------------------------------------------------
General Motors Corp.                      90,000          4,320          .58

MISCELLANEOUS MATERIALS & COMMODITIES -- 0.55%
--------------------------------------------------------------------------------
TRINOVA Corp.                            120,000          4,080          .55

ELECTRICAL & ELECTRONICS -- 0.48%
--------------------------------------------------------------------------------
Hubbell Inc., Class B                     63,000          3,583          .48

ELECTRONICS COMPONENTS -- 0.44%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc./1/          100,000          3,287          .44

MACHINERY & ENGINEERING -- 0.36%
--------------------------------------------------------------------------------
Crompton & Knowles Corp.                 150,000          2,719          .36
                                                       -------------------------

TOTAL STOCKS (cost: $419,417,000)                       487,343        65.28
                                                       -------------------------

--------------------------------------------------------------------------------
                                        Principal
                                         Amount
CONVERTIBLE DEBENTURES                    (000)
--------------------------------------------------------------------------------
INDUSTRIALS & SERVICES- 1.79%
--------------------------------------------------------------------------------
Turner Broadcasting System, Inc.
  0% 2007/2/                             $10,000          4,225          .57
Hanson America Inc. 2.39% 2001/2/          5,000          3,950          .53
USX Corp. 0% 2005                          8,000          3,600          .48
Time Warner Inc. 0% 2012                   4,800          1,590          .21
                                                       -------------------------
TOTAL CONVERTIBLE DEBENTURES
  (cost: $12,757,000)                                    13,365         1.79
                                                       -------------------------

--------------------------------------------------------------------------------

MISCELLANEOUS
--------------------------------------------------------------------------------
Other equity-type securities in
  initial period of acquisition
  (cost: $6,812,000)                                      7,411          .99
                                                       -------------------------
TOTAL EQUITY-TYPE SECURITIES
  (cost: $438,986,000)                                  508,119        68.06
                                                       -------------------------

26  AMERICAN VARIABLE INSURANCE SERIES

                                            INVESTMENTS IN BOTH STOCKS AND BONDS

                                                           ASSET ALLOCATION FUND

-------------------------------------------------------------------------------------------
                                                    Principal
                                                     Amount      Market Value    Percent of
BONDS & NOTES                                         (000)         (000)        Net Assets
-------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 11.76%
6.75% 1997                                           $12,000       $12,197          1.63%
5.75% 1997                                            12,000        11,957          1.60
5.375% 1998                                           12,000        11,807          1.58
6.875% 1996                                           10,000        10,134          1.36
6.50% 1996                                            10,000        10,081          1.35
8.75% 1997                                             6,000         6,371           .85
8.75% 2008                                             5,000         5,729           .77
9.25% 1998                                             5,000         5,469           .73
8.75% 2000                                             3,000         3,354           .45
8.875% 1999                                            2,500         2,736           .37
10.375% 2009                                           2,000         2,542           .34
8.50% 1997                                             1,000         1,052           .14
8.00% 1996                                             1,000         1,027           .14
7.875% 1996                                            1,000         1,021           .14
6.75% 1997                                             1,000         1,015           .13
11.75% 2010                                              500           690           .09
10.75% 2003                                              500           639           .09

FINANCIAL -- 5.11%
-------------------------------------------------------------------------------------------
General Motors Acceptance Corp. 8.875% 2010            3,235         3,784 ]
General Motors Acceptance Corp. 7.00% 2000             3,000         3,040 ]
General Motors Acceptance Corp. 9.625% 2001            2,000         2,280 ]-       1.70
General Motors Acceptance Corp. 6.70% 1997             2,000         2,010 ]
General Motors Acceptance Corp. 8.375% 1997            1,500         1,550 ]

Capital One Bank 8.52% 1996                            7,500         7,707 ]
                                                                           ]-       1.51
Capital One Bank 8.125% 1998                           3,500         3,596 ]

American Re Corp. 10.875% 2004                         4,500         5,002           .67
General Electric Capital Corp. 8.875% 2009             2,000         2,345           .31
H.F. Ahmanson & Co. 9.875% 1999                        1,400         1,553           .21
B.F. Saul Real Estate Investment Trust 11.625% 2002    1,500         1,466           .19
Security Pacific Corp. 10.25% 2001                     1,000         1,180           .16
National Westminster Bancorp Inc. 9.45% 2001           1,000         1,132           .15
Shopping Center Associates 6.75% 2004 /2/              1,000           965           .13
Golden West Financial Corp. 10.25% 2000                  500           577           .08

INDUSTRIALS -- 4.14%
-------------------------------------------------------------------------------------------
Container Corp. of America 9.75% 2003                  6,500         6,581           .88
Oryx Energy Co. 9.50% 1999                             3,000         3,128 ]
                                                                           ]-        .56
Oryx Energy Co. 10.00% 1999                            1,000         1,062 ]
Marvel Holdings Inc., Series B, 0% 1998                4,800         3,384           .45
Pohang Iron & Steel 7.50% 2002                         3,000         3,079           .41
General Motors Corp. 8.80% 2021                        2,500         2,841           .38
News America Holdings Inc. 10.125% 2012                2,000         2,277           .30
USX Corp. 9.625% 2003                                  2,000         2,237           .30
Coso Funding Corp. 8.87% 2001 /2/                      2,000         2,118           .28
Acme Metals Inc. 12.50% 2002                           2,000         2,040           .27
CenCall Communications Corp. 0%/10.125% 2004 /3/       3,000         1,470           .20
Kaiser Aluminum Corp. 12.75% 2003                        750           808           .11

TRANSPORTATION -- 0.85%
-------------------------------------------------------------------------------------------
Delta Air Lines, Inc. 9.875% 2000                      2,000         2,193 ]
                                                                           ]-        .43
Delta Air Lines, Inc. 9.20% 2014                       1,000           991 ]
Federal Express Corp. 7.53% 2006                       1,475         1,480           .20
AMR Corp. 9.75% 2000                                   1,000         1,096           .15
United Air Lines, Inc. 9.00% 2003                        500           518           .07

                                          American Variable Insurance Series  27

INVESTMENTS IN BOTH STOCKS AND BONDS

ASSET ALLOCATION FUND

-------------------------------------------------------------------------------------------
                                                    Principal
                                                     Amount      Market Value    Percent of
BONDS & NOTES                                         (000)         (000)        Net Assets
-------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED) /4/ -- 0.34%
-------------------------------------------------------------------------------------------
American Airlines Inc., 1991-A, 9.71% 2007          $  2,333       $  2,539          .34%

ELECTRIC UTILITIES -- 0.23%
-------------------------------------------------------------------------------------------
Texas Utilities Electric Co. 9.75% 2021                1,500          1,690          .23

TELEPHONE UTILITIES -- 0.19%
-------------------------------------------------------------------------------------------
GTE Corp. 10.25% 2020                                  1,205          1,405          .19

ASSET-BACKED OBLIGATIONS /4/ -- 0.11%
-------------------------------------------------------------------------------------------
Standard Credit Card Trust, 1990-6A, 9.375% 1998         750            795          .11
                                                                   ------------------------
TOTAL BONDS & NOTES (cost: $170,226,000)                            169,740        22.73
                                                                   ------------------------

-------------------------------------------------------------------------------------------

SHORT-TERM SECURITIES
-------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 5.99%
-------------------------------------------------------------------------------------------
Associates Corp. of North America 6.12% due 6/1/95    20,850         20,846         2.79
Ford Motor Credit Co. 5.94% due 7/6/95                12,700         12,625         1.69
Raytheon Co. 5.94% due 6/14/95                        11,300         11,274         1.51

U.S. TREASURY OBLIGATIONS -- 2.44%
-------------------------------------------------------------------------------------------
8.875% due 2/15/96                                    11,000         11,225         1.50
4.25% due 5/15/96                                      5,000          4,925          .66
11.50% due 11/15/95                                    2,000          2,054          .28
                                                                   ------------------------
TOTAL SHORT-TERM SECURITIES (cost: $63,658,000)                      62,949         8.43
                                                                   ------------------------
TOTAL INVESTMENT SECURITIES (cost: $672,870,000)                    740,808        99.22
Excess of money market account, cash and
 receivables over payables                                            5,790          .78
                                                                   ------------------------
NET ASSETS                                                         $746,598       100.00%
                                                                   ========================

/1/ Non-income-producing securities.

/2/ Purchased in a private placement transaction; resale potential extends to qualified institutional buyers.

/3/ Represents a zero coupon bond which will convert to a coupon-bearing security at a later date.

/4/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Due to the possibility of early principal payments, the effective maturity of these securities is shorter than the stated maturity.

    See Notes to Financial Statements

-------------------------------------------------
EQUITY-TYPE SECURITIES APPEARING IN THE PORTFOLIO
SINCE NOVEMBER 30, 1994
-------------------------------------------------
Advanced Micro Devices            Kimberly-Clark
Allstate                          Pacific Telesis
American Greetings                J.C. Penney
American International Group      Ralston Purina
AT&T Corp.                        Schlumberger
Bausch & Lomb                     Sears, Roebuck
Chase Manhattan                   Sprint
Chevron                           Stanley Works
CIGNA                             Tambrands
Conrail                           TRINOVA
Crompton & Knowles                Unocal
First Tennessee National          Walgreen
Georgia-Pacific                   Wal-Mart
Great Lakes Chemical              Weyerhaeuser
Johnson Controls

----------------------------------------------------
EQUITY-TYPE SECURITIES ELIMINATED FROM THE PORTFOLIO
SINCE NOVEMBER 30, 1994
----------------------------------------------------
American Brands
American Express
AMR
Archer Daniels Midland
Brown Group
Circus Circus Enterprises
Consolidated Edison Co. of New York
General Electric
GTE
Hewlett-Packard
LIN Broadcasting
Litton Industries
Mobil
Texas Utilities
Texaco
Unicom
Western Atlas
Xerox


28  American Variable Insurance Series

                                                  INVESTMENTS PRIMARILY IN BONDS
                                                            High-Yield Bond Fund

Investment Portfolio, May 31, 1995                  (Unaudited)
---------------------------------------------------------------
[PIE CHART APPEARS HERE]

U.S. CORPORATE BONDS                                     73.56%
NON-U.S. CORPORATE BONDS                                 10.87%
U.S. GOVERNMENT BONDS                                     7.94%
NON-U.S. GOVERNMENT BONDS                                 2.09%
CASH                                                      5.50%
STOCKS                                                    0.04%

                                                               Percent of
LARGEST HOLDINGS                                               Net Assets
-------------------------------------------------------------------------
U.S. Treasury                                                     7.94%
Rogers Cantel Mobile Communications                               2.97
Container Corp. of America                                        2.94
California Energy                                                 2.91
MSF Communications                                                2.59
Thrifty Payless                                                   2.32
Fort Howard                                                       2.32
Foodmaker                                                         2.28
Comcast Cellular                                                  2.22
Coltec Industries                                                 2.21

---------------------------------------------------------------------------------------------------------------
                                                            Principal Amount      Market Value       Percent of
BONDS & NOTES                                                    (000)               (000)           Net Assets
---------------------------------------------------------------------------------------------------------------
CELLULAR, PAGING & WIRELESS COMMUNICATIONS - 19.34%
---------------------------------------------------------------------------------------------------------------
Rogers Cantel Mobile Communications Inc. 10.75% 2001              $11,248            $11,642 ]
                                                                                             ]-          2.97
Rogers Cantel Mobile Communications Inc. 11.125% 2002               2,500              2,600 ]
Comcast Cellular Corp., Series B, 0% 2000                          10,000              7,300 ]
                                                                                             ]-          2.22
Comcast Cellular Corp., Series A, 0% 2000                           4,500              3,285 ]
NEXTEL Communications, Inc. 0%/11.50% 2003 /1/ /2/                 11,000              6,270 ]
                                                                                             ]-          2.03
NEXTEL Communications, Inc. 0%/9.75% 2004 /1/ /2/                   7,000              3,430 ]
Centennial Cellular Corp. 8.875% 2001                              10,000              9,600             2.01
PanAmSat, LP PanAmSat Capital Corp. 9.75% 2000                      7,000              7,140 ]
                                                                                             ]-          1.79
PanAmSat, LP PanAmSat Capital Corp. 0%/11.375% 2003 /2/             2,000              1,420 ]
MobileMedia Communications, Inc. 0%/10.50% 2003 /2/                12,750              8,288             1.73
Horizon Cellular Telephone Co., LP Horizon Finance
 Corp. 0%/11.375% 2000 /2/                                          8,500              6,715             1.40
Paging Network, Inc. 11.75% 2002                                    5,800              6,264             1.31
CenCall Communications Corp. 0%/10.125% 2004 /2/                   11,750              5,757             1.20
Dial Call Communications, Inc. 0%/12.25% 2004 /2/                  10,250              5,074             1.06
Cellular, Inc. 0%/11.75% 2003 /2/                                   4,500              3,358              .70
Heartland Wireless Communications, Inc., Units
 13.00% 2003 /3/                                                    3,000              3,210              .67
PriCellular Wireless Corp. 0.%/14.00% 2001 /2/                      1,500              1,193              .25

FOREST PRODUCTS & PAPER - 10.00%
---------------------------------------------------------------------------------------------------------------
Container Corp. of America 9.75% 2003                              11,750             11,897 ]
                                                                                             ]-          2.94
Container Corp. of America 11.25% 2004                              2,000              2,140 ]
Fort Howard Corp. 9.25% 2001                                        4,250              4,229 ]
Fort Howard Corp. 8.25% 2002                                        4,000              3,760 ]
                                                                                             ]-          2.32
Fort Howard Corp. 11.00% 2002 /4/                                   1,873              1,967 ]
Fort Howard Corp. 9.00% 2006                                        1,250              1,156 ]
Riverwood International Corp. 10.75% 2000                           5,000              5,425 ]
Riverwood International Corp. 11.25% 2002                           2,000              2,200 ]-          1.70
Riverwood International Corp. II 10.75% 2000                          500                542 ]
P T Indah Kiat Pulp & Paper Corp. 8.875% 2000 /3/                   5,250              4,830 ]
P T Indah Kiat Pulp & Paper Corp., Series B, 11.875%                                         ]-          1.22
 2002                                                               1,000              1,025 ]
Pacific Lumber Co. 10.50% 2003                                      4,000              3,790              .79
MAXXAM Group Inc. 11.25% 2003                                       2,000              1,940              .41
P T Pabrik Kertas Tjiwi Kimia 13.25% 2001                           1,000              1,073              .23
Repap Wisconsin, Inc. Second Priority 9.875% 2006                   1,000                980              .20
P T Inti Indorayon Utama 9.125% 2000                                1,000                920              .19

MANUFACTURING & MATERIALS - 8.06%
---------------------------------------------------------------------------------------------------------------
Coltec Industries Inc. 9.75% 2000                                   8,450              8,746 ]
                                                                                             ]-          2.21
Coltec Industries Inc. 9.75% 1999                                   1,750              1,811 ]
MagneTek, Inc. 10.75% 1998                                          5,000              5,250             1.10

                                          American Variable Insurance Series  29

INVESTMENTS PRIMARILY IN BONDS
HIGH-YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------
                                                            Principal Amount     Market Value    Percent of
BONDS & NOTES                                                     (000)              (000)       Net Assets
-----------------------------------------------------------------------------------------------------------
MANUFACTURING & MATERIALS (continued)
-----------------------------------------------------------------------------------------------------------
Acme Metals Inc. 0%/13.50% 2004/2/                              $ 3,000            $ 2,340 ]
                                                                                           ]-           .91%
Acme Metals Inc. 12.50% 2002                                      2,000              2,040 ]
AK Steel Corp. 10.75% 2004                                        4,000              4,215              .88
Owens-Illinois, Inc. 11.00% 2003                                  3,500              3,876              .81
UCAR Global Enterprises Inc. 12.00% 2005/3/                       3,000              3,248              .68
Kaiser Aluminum & Chemical Corp. 12.75% 2003                      2,500              2,694              .56
Building Materials Corp. of America 0%/11.75% 2004/2/             3,500              2,118              .44
Exide Corp. 10.00% 2005/3/                                        1,250              1,275              .27
WestPoint Stevens Inc. 8.75% 2001                                 1,000                987              .20

U.S. TREASURY OBLIGATIONS -- 7.94%
-----------------------------------------------------------------------------------------------------------
7.375% 1997                                                      10,000             10,328             2.16
7.75% 2001                                                        8,000              8,631             1.80
11.625% 2004                                                      4,600              6,303             1.32
8.50% 2000                                                        5,000              5,555             1.16
6.75% 2000                                                        5,000              5,141             1.07
6.875% 1999                                                       2,000              2,059              .43

DIVERSIFIED MEDIA & CABLE TELEVISION &
  TELECOMMUNICATIONS -- 6.98%
-----------------------------------------------------------------------------------------------------------
MFS Communications Co., Inc. 0%/9.375% 2004/2/                   18,250             12,410             2.59
Continental Cablevision, Inc. 10.625% 2002                        4,000              4,200 ]
Continental Cablevision, Inc. 8.625% 2003                         2,000              1,990 ]
                                                                                           ]-          1.82
Continental Cablevision, Inc. 8.50% 2001                          1,500              1,500 ]
Continental Cablevision, Inc. 8.875% 2005                         1,000              1,000 ]
American Media Operations, Inc. 11.625% 2004                      5,750              6,153             1.29
Century Communications Corp. 9.50% 2000                           2,750              2,771 ]
                                                                                           ]-           .79
Century Communications Corp. 9.75% 2002                           1,000              1,010 ]
Jones Intercable, Inc. 9.625% 2002                                1,500              1,541              .32
People's Choice TV Corp., Units 0%/13.125% 2004/2/                1,250                656              .14
Storer Communications, Inc. 10.00% 2003                             134                133              .03

LEISURE, TOURISM & RESTAURANTS -- 6.35%
-----------------------------------------------------------------------------------------------------------
Foodmaker, Inc. 9.75% 2002                                        7,250              5,908  ]
                                                                                            ]-         2.28
Foodmaker, Inc. 9.25% 1999                                        5,500              4,978  ]
Plitt Theatres, Inc. 10.875% 2004                                 7,500              7,425             1.55
Harrah's Jazz Co., Harrah's Jazz Finance Corp. 14.25% 2001        4,500              4,950             1.03
Kloster Cruise Ltd. 13.00% 2003                                   4,500              3,690              .77
Four Seasons Hotels Inc. 9.125% 2000/3/                           3,500              3,430              .72

CABLE & TELEPHONE IN THE UNITED KINGDOM -- 5.82%
-----------------------------------------------------------------------------------------------------------
Bell Cablemedia PLC 0%/11.95% 2004/2/                            15,500             10,114             2.11
Videotron Holdings PLC 0%/11.125% 2004/2/                        14,500              9,280             1.94
International CableTel Inc. 0%/10.875% 2003/2/                   13,250              8,480             1.77

INDEPENDENT POWER PRODUCERS -- 4.74%
-----------------------------------------------------------------------------------------------------------
California Energy Co., Inc. 0%/10.25% 2004/2/                    16,800             13,944             2.91
Midland Cogeneration Venture LP, Series C-94, 10.33% 2002/4/      6,070              6,222 ]
                                                                                           ]-          1.83
Midland Cogeneration Venture LP, Series C-91, 10.33% 2002/4/      2,446              2,507 ]

MERCHANDISING -- 4.35%
-----------------------------------------------------------------------------------------------------------
Thrifty PayLess, Inc. 12.25% 2004                                 5,500              5,720 ]
Thrifty PayLess, Inc. 11.75% 2003                                 4,000              4,280 ]-          2.32
Thrifty PayLess, Inc., Units 12.25% 2004                          1,000              1,120 ]
Barnes & Noble, Inc. 11.875% 2003                                 4,250              4,675              .98
CompUSA Inc. 9.50% 2000                                           2,175              2,066              .43
Levitz Furniture Corp. 12.375% 1997                               2,000              1,990              .42
AnnTaylor, Inc. 8.75% 2000                                        1,000                955              .20

30  American Variable Insurance Series

                                                  INVESTMENTS PRIMARILY IN BONDS
                                                            High-Yield Bond Fund

----------------------------------------------------------------------------------------------------------------
                                                              Principal Amount   Market Value         Percent of
BONDS & NOTES                                                      (000)            (000)             Net Assets
----------------------------------------------------------------------------------------------------------------
BROADCASTING & PUBLISHING -- 4.14%
----------------------------------------------------------------------------------------------------------------
Marvel Holdings Inc., Series B, 0% 1998                           $14,900           $10,505              2.19%
Infinity Broadcasting Corp. 10.375% 2002                            5,250             5,539              1.16
Univision Television Group, Inc. 11.75% 2001                        2,500             2,700               .56
Summitt Communications Group, Inc. 10.50% 2005                      1,000             1,080               .23

ENERGY & RELATED COMPANIES -- 3.70%
----------------------------------------------------------------------------------------------------------------
Triton Energy Corp. 0%/9.75% 2002/2/                                4,500             3,960 ]
                                                                                            ]-           1.00
Triton Energy Corp. 0% 1997                                         1,000               815 ]
Wilrig AS 11.25% 2004                                               4,000             4,020               .84
Global Marine, Inc. 12.75% 1999                                     2,700             2,977               .62
Tuboscope Vetco International Corp. 10.75% 2003                     2,000             2,040               .43
Mesa Capital Corp. 0%/12.75% 1998/2/                                2,000             1,930               .40
Dual Drilling Co. 9.875% 2004                                       1,250             1,103               .23
Flores & Rucks, Inc. 13.50% 2004                                      750               836               .18

FOOD RETAILING -- 3.22%
----------------------------------------------------------------------------------------------------------------
Stater Bros. Holdings Inc. 11.00% 2001                              6,750             6,784              1.42
Star Markets Company, Inc. 13.00% 2004                              5,000             5,375              1.12
Vons Companies, Inc. 9.625% 2002                                    2,000             2,135               .44
Safeway Inc. 10.00% 2002                                            1,000             1,130               .24

TRANSPORTATION -- 2.76%
----------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc. 10.375% 2011                                  2,000             2,260 ]
Delta Air Lines, Inc. 10.00% 2014/3/                                2,000             2,172 ]
Delta Air Lines, Inc. 1993 Pass-Through Trusts,                                             ]-           1.34
 Series A2, 10.50% 2016                                             1,000             1,129 ]
Delta Air Lines, Inc. 10.375% 2022                                    750               852 ]
TNT Transport (Europe) PLC TNT (USA) Inc. 11.50% 2004               3,000             3,135               .65
Viking Star Shipping Inc. 9.625% 2003                               2,000             1,940               .41
NWA Trust, Class D, 13.875% 2008                                    1,250             1,350               .28
NWA INC. 12.092% 2000/4/                                              346               359               .08

BEVERAGES -- 2.12%
----------------------------------------------------------------------------------------------------------------
Dr Pepper Bottling Co. of Texas 10.25% 2000                         5,500             5,720              1.20
Canandaigua Wine Co., Inc. 8.75% 2003                               4,500             4,410               .92

NON-U.S. GOVERNMENTS AND GOVERNMENTAL
 AUTHORITIES -- 2.09%
----------------------------------------------------------------------------------------------------------------
Argentina (Republic of) 7.313% 2005/5/                              8,000             5,230              1.09
United Mexican States Collateralized Eurobond:
 Series B, 6.25% 2019                                               2,000             1,120 ]
                                                                                            ]-            .41
 Series A, 6.25% 2019                                               1,500               840 ]
Argentina (Republic of) Bocon 7.232% 2001/5/                        2,000             1,236               .26
Poland Discount Euro 7.125% 2024                                      750               540               .11
Brazil (Federal Republic of) DCB, 7.313% 2012/5/                    1,000               531               .11
Poland PDI Bonds 3.25% 2014/5/,/6/                                  1,000               520               .11

CONSTRUCTION & HOUSING -- 1.46%
----------------------------------------------------------------------------------------------------------------
Triangle Pacific Corp. 10.50% 2003                                  2,800             2,842               .60
Del Webb Corp. 9.75% 2003                                           1,500             1,455 ]
                                                                                            ]-            .44
Del Webb Corp. 9.00% 2006                                             750               671 ]
Toll Corp. 9.50% 2003                                               1,350             1,340 ]
                                                                                            ]-            .42
Toll Corp. 10.50% 2002                                                650               671 ]

MISCELLANEOUS -- 0.51%
----------------------------------------------------------------------------------------------------------------
Neodata Services, Inc., Series B, 0%/12.00% 2003/2/                 3,000             2,445               .51

                                          American Variable Insurance Series  31

INVESTMENTS PRIMARILY IN BONDS
HIGH-YIELD BOND FUND

-------------------------------------------------------------------------------------------------------------------------
                                                            Principal Amount      Market Value          Percent of
BONDS & NOTES                                                    (000)               (000)              Net Assets
-------------------------------------------------------------------------------------------------------------------------
BUSINESS & PUBLIC SERVICES -- 0.47%
-------------------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc., Units
  0%/13.625% 2005/2/,/3/                                         $2,000              $  1,350                .28%
ADT Operations, Inc. 9.25% 2003                                     900                   920                .19

REAL ESTATE -- 0.41%
-------------------------------------------------------------------------------------------------------------------------
B.F. Saul Real Estate Investment Trust 11.625% 2002               2,000                 1,955                .41
                                                                                     ---------------------------
TOTAL BONDS & NOTES (cost: $453,229,000)                                              452,057              94.46
                                                                                     ---------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                               Number of
COMMON STOCKS                                                    Shares
-------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc.                                      4,512                   153                .03
Host Marriott Corp./6/                                            4,512                    48                .01
Dial Page, Inc., warrants/6/                                     14,750                     -                .00
                                                                                     ---------------------------
TOTAL COMMON STOCKS (cost: $162,000)                                                      201                .04
                                                                                     ---------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                             Principal Amount
SHORT-TERM SECURITIES                                             (000)
-------------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 5.02%
-------------------------------------------------------------------------------------------------------------------------
American General Corp. 5.95% due 6/16/95                         $8,800                 8,777               1.83
Associates Corp. of North America 6.12% due 6/1/95                6,260                 6,259               1.31
PepsiCo, Inc. 5.94% due 6/8/95                                    5,000                 4,993               1.04
McDonald's Corp. 5.93% due 6/5/95                                 4,000                 3,997                .84
                                                                                     ---------------------------
TOTAL SHORT-TERM SECURITIES (cost: $24,026,000)                                        24,026               5.02
                                                                                     ---------------------------
TOTAL INVESTMENT SECURITIES (cost: $477,417,000)                                      476,284              99.52
Excess of money market account, cash and
 receivables over payables                                                              2,286                .48
                                                                                     ---------------------------
NET ASSETS                                                                           $478,570             100.00%
                                                                                     ===========================


/1/ Company has agreement to acquire Dial Call and CenCall, also held in the portfolio.
/2/ Represents a zero coupon bond which will convert to a coupon-bearing security at a later date.
/3/ Purchased in a private placement transaction; resale potential extends to qualified institutional buyers.
/4/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Due to the possibility of early principal payments, the effective maturity of these securities is shorter than the stated maturity.
/5/ Coupon rate may change periodically.
/6/ Non-income-producing securities.


See Notes to Financial Statements


32  American Variable Insurance Series

                                                  INVESTMENTS PRIMARILY IN BONDS
                                       U.S. Government/AAA-Rated Securities Fund


Investment Portfolio, May 31, 1995                                   (Unaudited)
--------------------------------------------------------------------------------

             [PIE CHART APPEARS HERE]

U.S. TREASURY BONDS                              41.07%
CASH                                             21.95%
FEDERAL AGENCY MORTGAGE-RELATED SECURITIES       14.08%
PRIVATE MORTGAGE & ASSET-BACKED SECURITIES        9.51%
OTHER FEDERAL OBLIGATIONS                         5.80%
CORPORATE BONDS                                   4.05%
DEVELOPMENT AGENCIES & NON-U.S. GOVT. BONDS       3.54%

------------------------------------------------------------------------------------------------------------
                                                                 Principal Amount  Market Value   Percent of
BONDS & NOTES                                                         (000)           (000)       Net Assets
------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 41.07%
------------------------------------------------------------------------------------------------------------
8.125% 1998                                                          $30,250         $31,885         6.20%
10.375% 2009                                                          24,500          31,146         6.05
8.875% 2017                                                           18,000          22,264         4.33
9.25% 1998                                                            20,000          21,875         4.25
12.00% 2013                                                           13,000          19,114         3.71
8.875% 2000                                                           16,250          18,208         3.54
8.75% 2008                                                            10,000          11,458         2.23
8.875% 1997                                                           10,000          10,667         2.07
6.50% 1996                                                            10,000          10,081         1.96
8.00% 1997                                                             8,000           8,261         1.61
11.75% 2010                                                            5,500           7,585         1.47
8.375% 2008                                                            5,000           5,612         1.09
8.75% 2000                                                             2,750           3,074          .60
14.25% 2002                                                            2,000           2,881          .56
15.75% 2001                                                            1,500           2,261          .44
13.125% 2001                                                           1,500           2,020          .39
10.75% 2003                                                            1,250           1,596          .31
9.00% 1998                                                             1,250           1,352          .26

FEDERAL AGENCY OBLIGATIONS -- MORTGAGE
  PASS-THROUGHS/1/ -- 12.18%
------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn. 9.50% 2019-2021                    10,412          11,011 ]
Government National Mortgage Assn. 8.50% 2022                          5,765           5,984 ]
Government National Mortgage Assn. 7.50% 2022-2023                     5,293           5,327 ]
Government National Mortgage Assn. 5.00% 2024                          4,987           4,976 ]
Government National Mortgage Assn. 5.50% 2024                          4,702           4,645 ]
                                                                                             ]-      7.54
Government National Mortgage Assn. 8.00% 2022                          3,977           4,075 ]
Government National Mortgage Assn. 9.00% 2009-2016                     2,004           2,108 ]
Government National Mortgage Assn. 10.50% 2019                           490             536 ]
Government National Mortgage Assn. 11.00% 2019                           102             110 ]
Government National Mortgage Assn. 12.00% 2012-2014                       10              12 ]
Federal National Mortgage Assn. 8.50% 2023                             8,701           8,995 ]
Federal National Mortgage Assn. 7.50% 2009                             5,019           5,113 ]
                                                                                             ]-      4.06
Federal National Mortgage Assn. 9.00% 2011-2025                        4,874           5,081 ]
Federal National Mortgage Assn. 7.00% 2018-2023                        1,729           1,707 ]
Federal Home Loan Mortgage Corp. 9.00% 2021-2022                       2,639           2,751 ]
Federal Home Loan Mortgage Corp. 9.50% 2016                              226             237 ]-       .58
Federal Home Loan Mortgage Corp. 12.00% 2010                               3               3 ]


                                          American Variable Insurance Series  33

INVESTMENTS PRIMARILY IN BONDS
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
-----------------------------------------------------------------------------------------------------------
                                                            Principal Amount     Market Value    Percent of
BONDS & NOTES                                                     (000)              (000)       Net Assets
-----------------------------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- OTHER -- 5.80%
-----------------------------------------------------------------------------------------------------------
FNSM Principal STRIPS 0%/7.56% 2001/2/                          $15,000            $13,484 ]
FNSM Principal STRIPS 0%/8.62% 2022/2/                           10,000              8,192 ]
                                                                                           ]-          5.39%
FNSM Principal STRIPS 0%/7.94% 2001/2/                            5,000              4,530 ]
FNSM Principal STRIPS 0%/8.25% 2022/2/                            2,000              1,559 ]
Federal National Mortgage Assn. 8.625% 2021                       2,000              2,116              .41

ASSET-BACKED OBLIGATIONS/1/ -- 5.54%
-----------------------------------------------------------------------------------------------------------
Standard Credit Card Master Trust 1991-1, Class A,
 8.50% 1997                                                       8,000              8,176 ]
Standard Credit Card Master Trust 1991-3, Class A,                                         ]
 8.875% 1999                                                      5,500              5,885 ]-          3.09
Standard Credit Card Trust 1990-6, Series A,                                               ]
 9.375% 1998                                                      1,750              1,856 ]
MBNA Credit Card Trust 1991-A, 7.75% 1998                         7,500              7,643             1.49
Case Equipment Loan Trust 1995-A, 7.30% 2002                      4,882              4,955              .96

COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED)/1/ -- 3.97%
-----------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Series 1994-15,
 Class A-10, 6.00% 2009                                           8,000              7,100             1.38
Prudential Home Mortgage Securities Co., Inc.,
 Series 1992-33, Class A-12, 7.50% 2022                           5,724              5,744             1.12
CMC Securities Corp. I, Series 1993-E, Class S-9,
 6.50% 2008                                                       4,518              4,239              .82
Nomura Asset Securities, Series 1994-MD1,
 Class A-1B, 7.526% 2018/3/                                       3,250              3,351              .65

FINANCIAL -- 3.06%
-----------------------------------------------------------------------------------------------------------
The Trustees of Columbia University in the City of
 New York, Series B, 8.65% 2003                                   3,000              3,366 ]
The Trustees of Columbia University in the City of                                         ]-          1.08
 New York, Series B, 8.62% 2001                                   2,000              2,198 ]
General Electric Capital Corp. 8.70% 2007                         2,500              2,865 ]
                                                                                           ]-          1.00
General Electric Capital Corp. 8.625% 2008                        2,000              2,302 ]
Signal Capital Corp. 9.95% 2006                                   3,162              3,613              .70
National Westminster Bancorp Inc. 12.125% 2002                    1,256              1,412              .28

DEVELOPMENTAL AUTHORITIES -- 2.87%
-----------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development
 7.90% 1998                                                       3,000              3,127 ]
International Bank for Reconstruction & Development                                        ]
 14.90% 1997                                                      1,200              1,390 ]
International Bank for Reconstruction & Development                                        ]-          1.30
 9.77% 1998                                                       1,000              1,094 ]
International Bank for Reconstruction & Development                                        ]
 9.76% 1998                                                       1,000              1,093 ]
Inter-American Development Bank 9.50% 1997                        4,000              4,282              .83
European Investment Bank 8.875% 2001                              2,000              2,231              .44
Asian Development Bank 8.00% Eurobonds 1996                       1,500              1,538              .30

COLLATERALIZED MORTGAGE OBLIGATIONS
 (FEDERAL AGENCIES)/1/ -- 1.90%
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Series 1625,
 Class SG, 5.042% 2008/3/,/4/                                     4,304              2,635 ]
Federal Home Loan Mortgage Corp., Series 1716,                                             ]
 Class A, 6.50% 2009                                              2,250              2,173 ]
Federal Home Loan Mortgage Corp., Series 1625,                                             ]
 Class SC, 5.042% 2008/3/,/4/                                     3,150              1,746 ]
Federal Home Loan Mortgage Corp., GNMA Series 21,                                          ]-          1.90
 Class SE, 5.88% 2023/3/,/4/                                      2,896              1,502 ]
Federal Home Loan Mortgage Corp., Series 1673,                                             ]
 Class SA, 4.728% 2024/3/,/4/                                     2,000                898 ]
Federal Home Loan Mortgage Corp., Series 83-B,                                             ]
 Class B-3, 12.50% 2013                                             745                810 ]

34  American Variable Insurance Series

                                                  INVESTMENTS PRIMARILY IN BONDS

                                       U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

-----------------------------------------------------------------------------------------------
                                                        Principal
                                                         Amount      Market Value    Percent of
BONDS & NOTES                                             (000)         (000)        Net Assets
-----------------------------------------------------------------------------------------------
TELEPHONE UTILITIES -- 0.88%
-----------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. 9.50% 1998            $ 3,000       $  3,268           .64%
BellSouth Savings and Security ESOP Trust 9.125% 2003      1,144          1,247           .24

GOVERNMENTS (EXCLUDING U.S. GOVERNMENT) -- 0.67%
-----------------------------------------------------------------------------------------------
Ontario (Province of) 15.75% 2012                          1,700          2,046 ]
                                                                                ] -       .67
Ontario (Province of) 15.25% 2012                          1,145          1,390 ]

INDUSTRIALS -- 0.11%
-----------------------------------------------------------------------------------------------
DeBartolo Capital Corp. II 8.00% Euronotes 1996              575            579           .11
                                                                       ------------------------
TOTAL BONDS & NOTES (cost: $400,300,000)                                401,646         78.05
                                                                       ------------------------

-----------------------------------------------------------------------------------------------

SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 15.32%
-----------------------------------------------------------------------------------------------
Ford Motor Credit Co. 5.94%-5.95% due 6/9-6/14/95         15,530         15,503          3.01
PepsiCo, Inc. 5.95% due 6/20-6/21/95                      13,000         12,956          2.52
General Electric Capital Corp. 5.93% due 6/6/95           12,500         12,488          2.43
Associates Corp. of North America 6.12% due 6/1/95        11,710         11,708          2.28
American General Corp. 5.95% due 6/13/95                   8,000          7,983          1.55
Raytheon Co. 5.98% due 6/19/95                             7,100          7,077          1.38
Central and South West Corp. 5.95% due 6/5/95              6,100          6,095          1.18
PACCAR Financial Corp. 5.95% due 6/16/95                   5,000          4,987           .97

U.S. TREASURY OBLIGATIONS -- 6.25%
-----------------------------------------------------------------------------------------------
9.375% due 4/15/96                                        11,500         11,831          2.30
8.875% due 2/15/96                                        10,000         10,205          1.98
7.875% due 2/15/96                                        10,000         10,134          1.97
                                                                       ------------------------
TOTAL SHORT-TERM SECURITIES (cost: $111,648,000)                        110,967         21.57
                                                                       ------------------------
TOTAL INVESTMENT SECURITIES (cost: $511,948,000)                        512,613         99.62
Excess of money market account, cash and receivables
  over payables                                                           1,980           .38
                                                                       ------------------------
NET ASSETS                                                             $514,593        100.00%
                                                                       ========================

/1/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Due to the possibility of early principal payments, the effective maturity of these securities is shorter than the stated maturity.

/2/ Represents a zero coupon bond which will convert to a coupon-bearing security at a later date.

/3/ Coupon rates may change periodically.

/4/ Represents an inverse floater, which is a floating rate note whose interest rate moves in the opposite direction of prevailing interest rates.

    See Notes to Financial Statements


                                          American Variable Insurance Series  35

INVESTMENTS IN SHORT-TERM SECURITIES
CASH MANAGEMENT FUND

Investment Portfolio, May 31, 1995                                                     (Unaudited)
--------------------------------------------------------------------------------------------------
                                                     Principal Amount   Market Value    Percent of
SHORT-TERM SECURITIES                                     (000)            (000)        Net Assets
--------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 95.09%
--------------------------------------------------------------------------------------------------
SAFECO Credit Co. Inc. 5.97% due 6/20/95                  $7,000          $  6,977         3.81%
Coca-Cola Co. 5.90% due 6/13/95                            6,500             6,486         3.54
Commercial Credit Co. 5.93% due 7/12/95                    6,500             6,455         3.52
Beneficial Corp. 5.97% due 6/26/95                         6,400             6,372         3.48
H.J. Heinz Co. 5.95% due 6/8-7/13/95                       6,100             6,086         3.32
American General Finance Corp. 5.94% due 6/1/95            6,000             5,999         3.27
PepsiCo, Inc. 5.96% due 6/6/95                             6,000             5,994         3.27
J.C. Penney Funding Corp. 5.93% due 6/29/95                6,000             5,972         3.26
National Rural Utilities Cooperative Finance Corp.
  5.94% due 7/5/95                                         6,000             5,965         3.26
Pitney Bowes Credit Corp. 5.90% due 7/25/95                6,000             5,946         3.24
AT&T Corp. 5.96% due 6/27/95                               5,700             5,675         3.10
Toys "R" Us, Inc. 5.91%-5.94% due 6/12-6/20/95             5,600             5,586         3.05
American Express Credit Corp. 5.93% due 6/28/95            5,500             5,475         2.99
E.I. du Pont de Nemours and Co. 5.95% due 6/8/95           5,300             5,293         2.89
CPC International Inc. 6.00% due 6/9/95                    5,200             5,192         2.83
Pfizer Inc. 5.92% due 6/1/95                               5,000             4,999         2.73
Campbell Soup Co. 6.00% due 6/2/95                         5,000             4,998         2.73
Hershey Foods Corp. 6.00% due 6/2/95                       5,000             4,998         2.73
Southwestern Bell Telephone Co. 5.94% due 6/7/95           5,000             4,994         2.73
Xerox Corp. 5.95% due 6/12/95                              5,000             4,990         2.72
Sara Lee Corp. 5.92% due 6/21/95                           5,000             4,983         2.72
Chevron Transport Corp. 5.94% due 6/21/95                  5,000             4,983         2.72
Motorola Credit Corp. 5.94% due 6/26/95                    5,000             4,979         2.72
Hewlett-Packard Co. 5.95% due 6/30/95                      5,000             4,975         2.72
Nordstrom Credit Inc. 5.95% due 7/11/95                    5,000             4,966         2.71
U S WEST Communications, Inc. 5.95% due 6/6/95             4,600             4,595         2.51
Ford Motor Credit Co. 5.95% due 6/15/95                    4,600             4,589         2.50
General Electric Capital Corp. 5.95% due 7/18/95           4,400             4,365         2.38
Baltimore Gas & Electric Co. 5.92% due 6/29/95             4,250             4,230         2.31
Abbott Laboratories 5.93% due 6/14/95                      4,000             3,991         2.18
McDonald's Corp. 5.94% due 6/13/95                         3,750             3,742         2.04
Kimberly-Clark Corp. 5.97% due 6/23/95                     3,400             3,387         1.85
Vermont American Corp. 5.93% due 6/5/95                    3,200             3,197         1.74
Eli Lilly and Co. 5.93% due 6/22/95                        2,800             2,790         1.52

FEDERAL AGENCY DISCOUNT NOTES -- 4.52%
-------------------------------------------------------------------------------------------------
Tennessee Valley Authority 5.90% due 6/19/95               5,000             4,985         2.72
Federal National Mortgage Assn. 5.90% due 6/14/95          3,300             3,292         1.80
                                                                          ---------------------
TOTAL INVESTMENT SECURITIES (cost: $182,501,000)                           182,501        99.61
Excess of cash and receivables over payables                                   714          .39
                                                                          ---------------------
NET ASSETS                                                                $183,215       100.00%
                                                                          =====================

See Notes to Financial Statements


36  American Variable Insurance Series

Financial Statements
Statement of Assets and Liabilities at May 31, 1995 (Unaudited)                               (dollars in thousands)
--------------------------------------------------------------------------------------------------------------------
                                                                         Inter-           Growth-           Asset
                                                     Growth             national          Income          Allocation
                                                      Fund                Fund             Fund              Fund
---------------------------------                  ----------          ----------       ----------        ----------
ASSETS:
Investment securities at market
 (cost: $1,950,035; $1,336,591;
 $2,823,400; $672,870; $477,417;
 $511,948; $182,501
 and $7,954,762, respectively)....                 $2,540,712           $1,472,084       $3,325,877         $740,808
Money market account..............                        100                  500               92              100
Cash..............................                          7                   14                2              790
Receivables for-
 Sales of investments.............                     12,662               33,818           12,036            7,636
 Sales of fund's shares...........                        602                  638                -              249
 Dividends and accrued
  interest........................                      1,541                6,424            9,436            4,796
                                                   ----------           ----------       ----------       ----------
                                                    2,555,624            1,513,478        3,347,443          754,379
LIABILITIES:                                       ----------           ----------       ----------       ----------
Payables for-
 Purchases of investments.........                     32,296                   60           52,206            7,463
 Repurchases of fund's shares.....                          -                    -              556                -
 Management services..............                        926                  832            1,138              305
 Accrued expenses.................                         45                  195               58               13
                                                   ----------           ----------       ----------       ----------
                                                       33,267                1,087           53,958            7,781
                                                   ----------           ----------       ----------       ----------
NET ASSETS AT
 MAY 31, 1995.....................                 $2,522,357           $1,512,391       $3,293,485         $746,598
                                                   ==========          ===========      ===========       ==========

Shares of beneficial interest
 outstanding (unlimited
 shares authorized)...............                 69,868,200          114,034,755      118,175,852       59,422,351
Net asset value per share.........                     $36.10               $13.26           $27.87           $12.56

(Continued)

                                                                         U.S.
                                                                      Government/
                                                   High-Yield          AAA-Rated            Cash
                                                      Bond            Securities         Management
                                                      Fund               Fund               Fund            Total
----------------------------------                 ----------         ----------         ----------       ---------
ASSETS:
Investment securities at market
 (cost: $1,950,035; $1,336,591;
 $2,823,400; $672,870; $477,417;
 $511,948; $182,501
 and $7,954,762, respectively)....                   $476,284           $512,613           $182,501       $9,250,879
Money market account..............                        100                100                  -              992
Cash..............................                          9                 10                105              937
Receivables for-
 Sales of investments.............                      1,490              5,167                  -           72,809
 Sales of fund's shares...........                        351                  -                684            2,524
 Dividends and accrued
  interest........................                      7,646              6,087                  -           35,930
                                                   ----------         ----------         ----------       ----------
                                                      485,880            523,977            183,290        9,364,071
LIABILITIES:                                       ----------         ----------         ----------       ----------
Payables for-
 Purchases of investments.........                      7,098              8,895                  -          108,018
 Repurchases of fund's shares.....                          -                261                  -              817
 Management services..............                        203                219                 71            3,694
 Accrued expenses.................                          9                  9                  4              333
                                                   ----------         ----------         ----------       ----------
                                                        7,310              9,384                 75          112,862
                                                   ----------         ----------         ----------       ----------
NET ASSETS AT
 MAY 31, 1995.....................                   $478,570           $514,593           $183,215       $9,251,209
                                                   ==========         ==========         ==========       ==========

Shares of beneficial interest
 outstanding (unlimited
 shares authorized)...............                 34,502,593         45,361,829         16,434,023
Net asset value per share.........                     $13.87             $11.34             $11.15

See Notes to Financial Statements

                                          American Variable Insurance Series  37


Statement of Operations for the six months ended May 31, 1995  (Unaudited)                (dollars in thousands)
-----------------------------------------------------------------------------------------------------------------------
                                                                         Inter-            Growth-           Asset
                                                   Growth               national           Income          Allocation
                                                    Fund                  Fund              Fund              Fund
                                                 ----------            ----------         ---------        ----------
INVESTMENT INCOME:
Income:
 Dividends..............................          $  7,369              $ 16,335           $ 36,655        $    7,702
 Interest...............................             8,258                 9,242             11,799             8,799
                                                  --------              --------           --------        ----------
                                                    15,627                25,577             48,454            16,501
                                                  --------              --------           --------        ----------

Expenses:
 Management services fee................             4,977                 4,689              6,268             1,685
 Reports to shareholders................                58                    35                 76                18
 Registration statement and
  prospectus............................               107                    72                144                33
 Postage, stationery and
  supplies..............................                84                    56                113                26
 Trustees' fees.........................                19                    13                 26                 6
 Auditing and legal fees................                28                    20                 36                11
 Custodian fee..........................               107                   553                134                31
 Taxes other than federal
  income tax............................                37                    24                 50                11
 Other expenses.........................                14                    17                 18                 5
                                                  --------              --------           --------        ----------
                                                     5,431                 5,479              6,865             1,826
                                                  --------              --------           --------        ----------
 Net investment income..................            10,196                20,098             41,589            14,675
                                                  --------              --------           --------        ----------

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 ON INVESTMENTS:
Realized gain (loss)....................            66,414                14,559             53,774            10,980
                                                  --------              --------           --------        ----------

Net change in unrealized
 appreciation (depreciation):
 Beginning of period....................           322,212               111,219            139,391            (7,649)
 End of period..........................           590,677               135,540            502,477            67,938
                                                  --------              --------           --------        ----------
  Net unrealized appreciation...........           268,465                24,321            363,086            75,587
                                                  --------              --------           --------        ----------

Net realized gain (loss) and
 unrealized appreciation
 on investments.........................           334,879                38,880            416,860            86,567
                                                  --------              --------           --------        ----------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..............          $345,075              $ 58,978           $458,449        $  101,242
                                                  ========              ========           ========        ==========

(Continued)

                                                                          U.S.
                                                    High-             Government/            Cash
                                                   Yield               AAA-Rated            Manage-
                                                    Bond               Securities            ment
                                                    Fund                  Fund               Fund            Total
                                                 ----------           -----------         ----------       ----------
INVESTMENT INCOME:
Income:
 Dividends..............................          $      1                     -                  -        $   68,062
 Interest...............................            23,095              $ 19,615             $6,025            86,833
                                                  --------              --------             ------        ----------
                                                    23,096                19,615              6,025           154,895
                                                  --------              --------             ------        ----------

Expenses:
 Management services fee................             1,073                 1,233                463            20,388
 Reports to shareholders................                11                    13                  6               217
 Registration statement and
  prospectus............................                20                    24                 10               410
 Postage, stationery and
  supplies..............................                16                    19                  8               322
 Trustees' fees.........................                 4                     4                  2                74
 Auditing and legal fees................                 8                     9                  6               118
 Custodian fee..........................                21                    23                  9               878
 Taxes other than federal
  income tax............................                 7                     8                  4               141
 Other expenses.........................                 4                     4                  2                64
                                                  --------              --------             ------        ----------
                                                     1,164                 1,337                510            22,612
                                                  --------              --------             ------        ----------
 Net investment income..................            21,932                18,278              5,515           132,283
                                                  --------              --------             ------        ----------

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 ON INVESTMENTS:
Realized gain (loss)....................            (9,273)               (1,895)                 -           134,559
                                                  --------              --------             ------        ----------

Net change in unrealized
 appreciation (depreciation):
 Beginning of period....................           (42,565)              (25,324)                 -           497,284
 End of period..........................            (1,133)                  665                  -         1,296,164
                                                  --------              --------             ------        ----------
  Net unrealized appreciation...........            41,432                25,989                  -           798,880
                                                  --------              --------             ------        ----------

Net realized gain (loss) and
 unrealized appreciation
 on investments.........................            32,159                24,094                  -           933,439
                                                  --------              --------             ------        ----------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..............          $ 54,091              $ 42,372             $5,515        $1,065,722
                                                  ========              ========             ======        ==========

See Notes to Financial Statements

38  American Variable Insurance Series


Statement of Changes in Net Assets for the six months ended May 31, 1995 (Unaudited)              (dollars in thousands)
-------------------------------------------------------------------------------------------------------------------------
                                                                      Inter-               Growth-               Asset
                                                   Growth            national              Income             Allocation
                                                    Fund               Fund                 Fund                 Fund
----------------------------------               -----------        -----------          -----------          -----------
OPERATIONS:
Net investment income                             $   10,196         $   20,098           $   41,589            $ 14,675
Net realized gain (loss) on investments               66,414             14,559               53,774              10,980
Net unrealized appreciation
 on investments                                      268,465             24,321              363,086              75,587
                                                  ----------         ----------           ----------            --------
 Net increase in net assets
  resulting from operations                          345,075             58,978              458,449             101,242
                                                  ----------         ----------           ----------            --------
DIVIDENDS AND
 DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income                  (8,598)           (12,017)             (40,437)            (14,370)
Distributions from net realized
 gain on investments                                 (51,801)           (44,137)            (112,521)             (9,640)
                                                  ----------         ----------           ----------            --------

Total dividends and distributions                    (60,399)           (56,154)            (152,958)            (24,010)
                                                  ----------         ----------           ----------            --------
CAPITAL SHARE
 TRANSACTIONS:
Proceeds from shares sold:
 6,995,928; 9,029,370; 5,738,353;
 2,483,094; 3,986,921; 3,633,004;
 9,943,338 and 41,810,008 shares,
  respectively                                       232,297            115,094              148,688              29,132
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 1,934,375; 4,442,736; 6,228,280;
 2,119,795; 1,614,533; 1,620,539;
 423,499 and 18,383,757 shares,
  respectively                                        60,399             56,154              152,958              24,010
Cost of shares repurchased:
 2,538,007; 5,312,915; 2,118,356;
 1,820,335; 1,359,138; 2,743,644;
 13,827,962 and 29,720,357 shares,
  respectively                                       (82,356)           (66,567)             (54,018)            (21,146)
 Net increase (decreaase) in net                  ----------         ----------           ----------            --------
  assets resulting from capital share
  transactions                                       210,340            104,681              247,628              31,996
                                                  ----------         ----------           ----------            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS              495,016            107,505              553,119             109,228

NET ASSETS:
Beginning of period                               $2,027,341         $1,404,886           $2,740,366            $637,370
                                                  ----------         ----------           ----------            --------
End of period (including
 undistributed net investment
 income: $6,153; $15,904; $22,350;
 $7,838; $11,423; $9,322; $2,983
 and $75,973, respectively)                       $2,522,357         $1,512,391           $3,293,485            $746,598
                                                  ==========         ==========           ==========            ========

(Continued)

-------------------------------------------------------------------------------------------------------------------------
                                                                       U.S.
                                                                    Government/
                                                 High-Yield          AAA-Rated              Cash
                                                    Bond            Securities           Management
                                                    Fund               Fund                 Fund                Total
----------------------------------               -----------        -----------          -----------         -----------
OPERATIONS:
Net investment income                               $ 21,932           $ 18,278            $   5,515          $  132,283
Net realized gain (loss) on investments               (9,273)            (1,895)                   -             134,559
Net unrealized appreciation
 on investments                                       41,432             25,989                    -             798,880
                                                    --------           --------            ---------          ----------
 Net increase in net assets
  resulting from operations                           54,091             42,372                5,515           1,065,722
                                                    --------           --------            ---------          ----------
DIVIDENDS AND
 DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income                 (20,578)           (17,512)              (4,675)           (118,187)
Distributions from net realized
 gain on investments                                       -                  -                    -            (218,099)
                                                    --------           --------            ---------          ----------

Total dividends and distributions                    (20,578)           (17,512)              (4,675)           (336,286)
                                                    --------           --------            ---------          ----------
CAPITAL SHARE
 TRANSACTIONS:
Proceeds from shares sold:
 6,995,928; 9,029,370; 5,738,353;
 2,483,094; 3,986,921; 3,633,004;
 9,943,338 and 41,810,008 shares,
  respectively                                        52,266             39,681              110,497             727,655
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 1,934,375; 4,442,736; 6,228,280;
 2,119,795; 1,614,533; 1,620,539;
 423,499 and 18,383,757 shares,
  respectively                                        20,578             17,512                4,675             336,286
Cost of shares repurchased:
 2,538,007; 5,312,915; 2,118,356;
 1,820,335; 1,359,138; 2,743,644;
 13,827,962 and 29,720,357 shares,
  respectively                                       (17,712)           (30,197)            (153,528)           (425,524)
 Net increase (decreaase) in net                    --------           --------            ---------          ----------
  assets resulting from capital share
  transactions                                        55,132             26,996              (38,356)            638,417
                                                    --------           --------            ---------          ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS               88,645             51,856              (37,516)          1,367,853

NET ASSETS:
Beginning of period                                 $389,925           $462,737            $ 220,731           7,883,356
                                                    --------           --------            ---------          ----------
End of period (including
 undistributed net investment
 income: $6,153; $15,904; $22,350;
 $7,838; $11,423; $9,322; $2,983
 and $75,973, respectively)                         $478,570           $514,593            $ 183,215          $9,251,209
                                                    ========           ========            =========          ==========

See Notes to Financial Statements

                                          American Variable Insurance Series  39


Statement of Changes in Net Assets for the year ended November 30, 1994                            (dollars in thousands)
-------------------------------------------------------------------------------------------------------------------------
                                                                      Inter-             Growth-                Asset
                                                    Growth           national            Income              Allocation
                                                     Fund              Fund               Fund                  Fund
----------------------------------                -----------       -----------        -----------           -----------
OPERATIONS:
Net investment income                             $   15,017         $   24,404         $   71,607             $ 28,340
Net realized gain (loss) on investments               52,610             43,558            112,012                9,504
Net unrealized appreciation
 (depreciation) on investments                       (15,930)            21,617           (105,971)             (41,610)
                                                  ----------         ----------         ----------             --------
 Net increase (decrease) in net
  assets resulting from operations                    51,697             89,579             77,648               (3,766)
                                                  ----------         ----------         ----------             --------
DIVIDENDS AND
 DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income                 (14,164)           (18,349)           (66,032)             (27,518)
Distributions from net realized
 gain on investments                                 (59,961)           (15,818)           (83,551)              (8,793)
                                                  ----------         ----------         ----------             --------
Total dividends and distributions                    (74,125)           (34,167)          (149,583)             (36,311)
                                                  ----------         ----------         ----------             --------
CAPITAL SHARE
 TRANSACTIONS:
Proceeds from shares sold:
 14,010,480; 43,466,926; 13,134,545;
 7,970,745; 6,513,155; 4,821,568;
 28,332,973 and 118,250,392 shares,
  respectively                                       448,195            581,497            337,011               92,993
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 2,334,569; 2,609,004; 5,881,586;
 3,143,664; 2,912,711; 3,038,723;
 552,766 and 20,473,023 shares,
  respectively                                        74,125             34,167            149,583               36,311
Cost of shares repurchased:
 6,590,651; 7,999,702; 4,320,323;
 2,577,232; 4,132,973; 6,589,305;
 27,641,214 and 59,851,400 shares,
  respectively                                      (209,659)          (106,589)          (110,017)             (29,742)
 Net increase in net assets                       ----------         ----------         ----------             --------
  resulting from capital share
  transactions                                       312,661            509,075            376,577               99,562
                                                  ----------         ----------         ----------             --------
TOTAL INCREASE (DECREASE) IN NET ASSETS              290,233            564,487            304,642               59,485

NET ASSETS:
Beginning of year                                  1,737,108            840,399          2,435,724              577,885
                                                  ----------         ----------         ----------             --------
End of year (including
 undistributed net investment
 income: $4,555; $7,823; $21,198;
 $7,533; $10,069; $8,556; $2,143
 and $61,877, respectively)                       $2,027,341         $1,404,886         $2,740,366             $637,370
                                                  ==========         ==========         ==========             ========

(Continued)

-------------------------------------------------------------------------------------------------------------------------
                                                                        U.S.
                                                                     Government/
                                                  High-Yield          AAA-Rated            Cash
                                                     Bond            Securities         Management
                                                     Fund               Fund               Fund                 Total
----------------------------------                -----------        -----------        -----------          -----------
OPERATIONS:
Net investment income                               $ 37,246           $ 32,510           $  7,112           $  216,236
Net realized gain (loss) on investments                  (27)            (2,512)                 -              215,145
Net unrealized appreciation
 (depreciation) on investments                       (61,207)           (53,355)                 -             (256,456)
                                                    --------           --------           --------           ----------
 Net increase (decrease) in net
  assets resulting from operations                   (23,988)           (23,357)              7,112             174,925
                                                    --------           --------           --------           ----------
DIVIDENDS AND
 DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income                 (34,372)           (31,462)            (6,080)            (197,977)
Distributions from net realized
 gain on investments                                  (6,377)            (2,925)                 -             (177,425)
                                                    --------           --------           --------           ----------
Total dividends and distributions                    (40,749)           (34,387)            (6,080)            (375,402)
                                                    --------           --------           --------           ----------
CAPITAL SHARE
 TRANSACTIONS:
Proceeds from shares sold:
 14,010,480; 43,466,926; 13,134,545;
 7,970,745; 6,513,155; 4,821,568;
 28,332,973 and 118,250,392 shares,
  respectively                                        93,032             55,095            313,018            1,920,841
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 2,334,569; 2,609,004; 5,881,586;
 3,143,664; 2,912,711; 3,038,723;
 552,766 and 20,473,023 shares,
  respectively                                        40,749             34,387              6,080              375,402
Cost of shares repurchased:
 6,590,651; 7,999,702; 4,320,323;
 2,577,232; 4,132,973; 6,589,305;
 27,641,214 and 59,851,400 shares,
  respectively                                       (57,974)           (74,350)          (304,971)            (893,302)
 Net increase in net assets                         --------           --------           --------           ----------
  resulting from capital share
  transactions                                        75,807             15,132             14,127            1,402,941
                                                    --------           --------           --------           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               11,070            (42,612)            15,159            1,202,464

NET ASSETS:
Beginning of year                                    378,855            505,349            205,572            6,680,892
                                                    --------           --------           --------           ----------
End of year (including
 undistributed net investment
 income: $4,555; $7,823; $21,198;
 $7,533; $10,069; $8,556; $2,143
 and $61,877, respectively)                         $389,925           $462,737           $220,731           $7,883,356
                                                    ========           ========           ========           ==========

See Notes to Financial Statements

40  American Variable Insurance Series

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------
1. American Variable Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with seven different funds. The assets of each fund are segregated, with each fund, in effect, accounted for separately. The following paragraphs summarize the significant accounting policies consistently followed by the series in the preparation of its financial statements:

    Equity-type securities are stated at market value based upon closing sales prices reported on recognized securities exchanges on the last business day of the period or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices on that date. Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at the mean of such prices for securities of comparable maturity, quality, and type. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

  As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts on securities purchased are amortized over the life of the respective securities. The series does not amortize premiums on securities purchased. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

  Investment securities and other assets and liabilities denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the period. Purchases and sales of investment securities, income, and expenses are calculated using the prevailing exchange rate as accrued. The series does not identify the portion of each amount shown in the series' statement of operations under the caption "Realized Gain (Loss) and Unrealized Appreciation on Investments" that arises from changes in non-U.S. currency exchange rates.

  Common expenses incurred by the series are allocated among the funds based upon relative net assets. In all other respects, expenses are charged to each fund as incurred on a specific identification basis.

  Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. Custodian fees for the series aggregated $878,000 of which $11,000 was paid by these credits rather than in cash.
--------------------------------------------------------------------------------
2. It is the series' policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. There was no difference between book and tax realized gains on securities transactions for the six months ended May 31, 1995. The U.S. Government/AAA-Rated Securities Fund has available at May 31, 1995 net capital loss carryforwards totaling $4,407,000, which may be used to offset capital gains realized during subsequent years through November 30, 2002. For book and federal income tax purposes, the amounts of unrealized appreciation and depreciation and the cost of portfolio securities at May 31, 1995 were as follows:

                                                          (dollars in thousands)

------------------------------------------------------------------------------------------------------------------
                                                     Interna-                  Growth-                    Asset
                            Growth                    tional                   Income                   Allocation
                             Fund                      Fund                     Fund                       Fund
------------------------------------------------------------------------------------------------------------------
Unrealized
 appreciation             $  658,086                $  201,545                $  540,131                 $ 75,389
Unrealized
 depreciation                 67,409                    66,005                    37,654                    7,451
Net unrealized
 appreciation
 (depreciation)              590,677                   135,540                   502,477                   67,938
Cost of portfolio
 securities                1,950,035                 1,336,591                 2,823,400                  672,870
------------------------------------------------------------------------------------------------------------------

(Continued)

------------------------------------------------------------------------------------------------------------------
                           High-Yield             U.S. Government/                Cash
                              Bond                   AAA-Rated                 Management
                              Fund                Securities Fund                 Fund                     Total
------------------------------------------------------------------------------------------------------------------
Unrealized
 appreciation               $ 11,890                  $ 10,476                         -               $1,497,517
Unrealized
 depreciation                 13,023                     9,811                         -                  201,353
Net unrealized
 appreciation
 (depreciation)               (1,133)                      665                         -                1,296,164
Cost of portfolio
 securities                  477,417                   511,948                  $182,501                7,954,762
------------------------------------------------------------------------------------------------------------------

                                          American Variable Insurance Series  41

3. The fees for management services were paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the series are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following annual rates: Growth Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.37% of such assets in excess of $2.0 billion; Growth-Income Fund
- 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; and 0.32% of such assets in excess of $2.5 billion; Asset Allocation Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.42% of such assets in excess of $600 million; High-Yield Bond Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.46% of such assets in excess of $600 million; U.S. Government/AAA-Rated Securities Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.40% of such assets in excess of $600 million;
Cash Management Fund - 0.50% of the first $100 million of average net assets; 0.42% of such assets in excess of $100 million but not exceeding $400 million; and 0.38% of such assets in excess of $400 million. For the International Fund, the Board of Trustees has approved an amended Investment Advisory and Service Agreement containing a reduced fee schedule. Effective December 1, 1994, the amended agreement provides for reduced fees at the following annual rates:
0.90% of the first $60 million of average net assets; 0.78% of such assets in excess of $60 million but not exceeding $600 million; 0.60% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.48% of such assets in excess of $1.2 billion but not exceeding $2 billion; and 0.465% of such assets in excess of $2 billion.

  Trustees of the series who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of May 31, 1995, aggregate amounts deferred were $28,000.

4.                                                        (dollars in thousands)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                    Interna-                                              Asset
                           Growth                    tional                 Growth-Income               Allocation
                            Fund                      Fund                      Fund                       Fund
------------------------------------------------------------------------------------------------------------------
As of May 31,
 1995:
Accumulated
 undistributed
 net realized
 gain (loss) on
 investments............. $   65,777                $   13,784                $   52,378                 $ 10,789
Paid-in capital..........  1,859,750                 1,347,163                 2,716,280                  660,033
For the six months
 ended May 31,
 1995:
Purchases of
 investment
 securities*.............    400,719                   121,686                   456,108                  145,734
Sales of invest-
 ment securities*........    306,706                   160,729                   358,195                  134,991
------------------------------------------------------------------------------------------------------------------

(Continued)

------------------------------------------------------------------------------------------------------------------
                           High-Yield              U.S. Government/               Cash
                              Bond                    AAA-Rated                Management
                              Fund                 Securities Fund                Fund                   Total
------------------------------------------------------------------------------------------------------------------
As of May 31,
 1995:
Accumulated
 undistributed
 net realized
 gain (loss) on
 investments.............   $ (9,370)                 $ (4,537)                        -               $  128,821
Paid-in capital..........    477,650                   509,143                  $180,232                7,750,251
For the six months
 ended May 31,
 1995:
Purchases of
 investment
 securities*.............    120,885                    76,529                         -                1,321,661
Sales of invest-
 ment securities*........     71,376                    39,534                         -                1,071,531
------------------------------------------------------------------------------------------------------------------

*Excludes short-term securities

5. Dividend and interest income for the International Fund is recorded net of non-U.S. taxes paid. For the six months ended May 31, 1995, such non-U.S. taxes were $2,268,000. Net realized currency losses on dividends, interest, withholding taxes reclaimable, and sales of non-U.S. bonds and notes were $12,000 for the six months ended May 31, 1995.

42  American Variable Insurance Series


Per-Share Data and Ratios
-------------------------------------------------------------------------------------------------------------------------------
                                            Net realized          Total                                Distri-
                                            & unrealized          income          Dividends            butions
            Net asset           Net             gain               from           from net              from
             value,           invest-        (loss) on           invest-           invest-               net           Total
Period      beginning          ment           invest-              ment             ment              realized         distri-
ended/1/    of period         income           ments            operations         income               gains          butions
-------     ---------        ---------      ------------        ----------        ---------           ---------        --------
----------------------------------------------------------- Growth Fund ------------------------------------------------------------
  1990        $22.91           $ .54           $(2.27)            $(1.73)          $ (.56)             $ (.64)         $(1.20)
  1991         19.98             .41             4.48               4.89             (.47)               (.22)           (.69)
  1992         24.18             .29             4.25               4.54             (.31)/2/               -            (.31)
  1993         28.41             .25             4.13               4.38             (.24)               (.21)           (.45)
  1994         32.34             .24              .69                .93             (.24)              (1.09)          (1.33)
  1995         31.94             .15             4.94               5.09             (.13)               (.80)           (.93)
------------------------------------------------------ International Fund/4/ -------------------------------------------------------
  1990        $10.00           $ .11           $ (.62)            $ (.51)          $ (.04)                  -          $ (.04)
  1991          9.45             .22              .59                .81             (.24)                  -            (.24)
  1992         10.02             .19             (.09)               .10             (.21)             $ (.02)           (.23)
  1993          9.89             .17             2.50               2.67             (.16)                  -            (.16)
  1994         12.40             .25             1.04               1.29             (.20)               (.22)           (.42)
  1995         13.27             .18              .33                .51             (.11)               (.41)           (.52)
------------------------------------------------------- Growth-Income Fund ---------------------------------------------------------
  1990        $21.43           $ .82          $(1.91)             $(1.09)          $ (.86)             $ (.25)         $(1.11)
  1991         19.23             .75            2.63                3.38             (.79)               (.10)           (.89)
  1992         21.72             .65            2.74                3.39             (.67)               (.27)           (.94)
  1993         24.17             .63            2.12                2.75             (.63)               (.28)           (.91)
  1994         26.01             .68             .14                 .82             (.65)               (.88)          (1.53)
  1995         25.30             .35            3.61                3.96             (.36)              (1.03)          (1.39)
------------------------------------------------------- Asset Allocation Fund ------------------------------------------------------
  1990        $10.17           $ .50          $ (.75)             $ (.25)          $ (.42)                  -          $ (.42)
  1991          9.50             .53            1.11                1.64             (.55)                  -            (.55)
  1992         10.59             .48             .94                1.42             (.49)             $ (.05)           (.54)
  1993         11.47             .51             .67                1.18             (.49)               (.15)           (.64)
  1994         12.01             .51            (.57)               (.06)            (.52)               (.18)           (.70)
  1995         11.25             .25            1.48                1.73             (.25)               (.17)           (.42)
------------------------------------------------------- High-Yield Bond Fund -------------------------------------------------------
  1990        $12.82           $1.33          $(1.02)             $  .31           $(1.30)                  -          $(1.30)
  1991         11.83            1.17            1.78                2.95            (1.25)                  -           (1.25)
  1992         13.53            1.10             .62                1.72            (1.08)                  -           (1.08)
  1993         14.17            1.09            1.20                2.29            (1.10)             $ (.19)          (1.29)
  1994         15.17            1.27           (2.07)               (.80)           (1.23)               (.25)          (1.48)
  1995         12.89             .65             .98                1.63             (.65)                  -            (.65)
--------------------------------------------- U.S. Government/AAA-Rated Securities Fund --------------------------------------------
  1990        $10.74           $ .83          $ (.11)             $  .72           $ (.80)                  -          $ (.80)
  1991         10.66             .77             .58                1.35             (.79)                  -            (.79)
  1992         11.22             .75             .32                1.07             (.76)                  -            (.76)
  1993         11.53             .74             .68                1.42             (.75)             $ (.05)           (.80)
  1994         12.15             .76           (1.30)               (.54)            (.74)               (.07)           (.81)
  1995         10.80             .41             .53                 .94             (.40)                  -            (.40)
------------------------------------------------------- Cash Management Fund -------------------------------------------------------
  1990        $11.00           $ .71          $  .13              $  .84            $ (.70)                 -          $ (.70)
  1991         11.14             .62             .01                 .63              (.66)                 -            (.66)
  1992         11.11             .35             .01                 .36              (.43)                 -            (.43)
  1993         11.04             .29               -                 .29              (.31)                 -            (.31)
  1994         11.02             .37             .02                 .39              (.32)                 -            (.32)
  1995         11.09             .32            (.01)                .31              (.25)                 -            (.25)


(Continued)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                               Ratio
             Net asset                              Net assets,             Ratio of            of net
              value,                                  end of                expenses          income to            Portfolio
Period        end of               Total            period (in             to average          average             turnover
ended/1/      period              return             millions)             net assets         net assets             rate
-------      ---------           ---------          ----------             ----------         ----------           ---------
---------------------------------------------------- Growth Fund -------------------------------------------------------------------
  1990         $19.98              (7.87)%            $  304                   .59%              3.00%                16.76%
  1991          24.18              24.90                 700                   .56               1.94                  9.83
  1992          28.41              18.90               1,212                   .53               1.15                 11.15
  1993          32.34              15.59               1,737                   .50                .86                 20.40
  1994          31.94               2.92               2,027                   .49                .78                 29.58
  1995          36.10              16.40/3/            2,522                   .24/3/             .45/3/              15.56/3/
----------------------------------------------------- International Fund/4/ --------------------------------------------------------
  1990         $ 9.45              (5.08)%            $   66                   1.03%/5/          3.18% /5/             4.50%
  1991          10.02               8.67                 197                   1.04              2.62                  8.21
  1992           9.89                .90                 360                   1.00              2.11                 16.73
  1993          12.40              27.20                 840                    .96              1.75                 17.70
  1994          13.27              10.48               1,405                    .80              2.03                 19.66
  1995          13.26               4.05/3/            1,512                    .38/3/           1.41/3/              10.80/3/
------------------------------------------------------- Growth-Income Fund ---------------------------------------------------------
  1990         $19.23              (5.27)%            $  535                    .56%             4.77%                 9.73%
  1991          21.72              17.83               1,022                    .56              3.80                 11.14
  1992          24.17              15.90               1,704                    .52              3.01                 13.60
  1993          26.01              11.63               2,436                    .49              2.66                 24.93
  1994          25.30              3.21                2,740                    .47              2.72                 29.26
  1995          27.87              16.43/3/            3,293                    .23/3/          1.40/3/               13.87/3/
------------------------------------------------------ Asset Allocation Fund -------------------------------------------------------
  1990         $ 9.50              (2.34)%            $  106                    .64%            6.70%                 14.39%
  1991          10.59              17.63                 194                    .59             5.56                  15.08
  1992          11.47              13.69                 359                    .57             4.73                  19.74
  1993          12.01              10.59                 578                    .55             4.66                  19.01
  1994          11.25               (.54)                637                    .53             4.55                  36.13
  1995          12.56              15.82/3/              747                    .27/3/          2.14/3/               20.90/3/
------------------------------------------------------ High-Yield Bond Fund --------------------------------------------------------
  1990         $11.83               2.49%          $   58                     .68%             11.17%                22.69%
  1991          13.53              26.22              107                     .63               9.81                 18.07
  1992          14.17              13.14              197                     .59               8.88                 47.44
  1993          15.17              17.09              379                     .56               8.18                 34.05
  1994          12.89              (5.71)             390                     .54               9.37                 38.46
  1995          13.87              13.16/3/           479                     .27/3/            5.14/3/              17.81/3/
-------------------------------------------- U.S. Government/AAA-Rated Securities Fund ---------------------------------------------
  1990         $10.66               7.11%          $  126                     .61%              8.58%                24.01%
  1991          11.22              13.24              240                     .58               7.91                  27.06
  1992          11.53               9.83              360                     .57               7.08                  39.96
  1993          12.15              12.65              505                     .55               6.42                  21.69
  1994          10.80              (4.58)             463                     .54               6.69                  45.21
  1995          11.34               8.92/3/           515                     .27/3/            3.73/3/               10.11/3/
------------------------------------------------------ Cash Management Fund --------------------------------------------------------
  1990         $11.14               7.91%          $  143                     .60%              7.48%                     -
  1991          11.11               5.84              163                     .58               5.65                      -
  1992          11.04               3.31              197                     .53               3.24                      -
  1993          11.02               2.67              206                     .51               2.57                      -
  1994          11.09               3.59              221                     .49               3.60                      -
  1995          11.15               2.83/3/           183                     .25/3/            2.71/3/                   -

/1/  The periods ended 1990 through 1994 represent fiscal years ended
     November 30; the period ended 1995 represents the six months ended May 31, 1995 (unaudited).

/2/ Amount includes net realized short-term gains treated as net investment income for federal income tax purposes.

/3/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.

/4/  Commenced operations May 1, 1990.

/5/  Annualized

                                          American Variable Insurance Series  43

BOARD OF TRUSTEES
--------------------------------------------------------------------------------
CHARLES H. BLACK
Pacific Palisades, California
Private investor and consultant; former
Executive Vice President and Director,
KaiserSteel Corporation

H. FREDERICK CHRISTIE
Palos Verdes Estates, California
Private investor; former President and
Chief Executive Officer,
The Mission Group;
former President, Southern California
Edison Company

JOE E. DAVIS
Encino, California
Private investor; former Chairman of
the Board, Linear Corporation; former
President and Chief Executive Officer,
National Health Enterprises, Inc.

MARTIN FENTON, JR.
San Diego, California
Chairman of the Board,
Senior Resource Group, Inc.
(senior living centers management)

RICHARD H.M. HOLMES
Hillsborough, California
Retired; former Vice President,
Capital Research and Management
Company

MARY MYERS KAUPPILA
Boston, Massachusetts
Founder and President,
Energy Investment, Inc.

JAMES F. ROTHENBERG
Los Angeles, California
President of the series
President and Director,
Capital Research and Management
Company

THOMAS E. TERRY
Los Angeles, California
Chairman of the Board of the series
Consultant; former Vice President and
Secretary, Capital Research and
Management Company

LEONARD WEIL
Santa Monica, California
Consultant; President Emeritus,
Manufacturers Bank



--------------------------------
MARTIN FENTON, JR., and
JAMES F. ROTHENBERG were
elected to the Board of Trustees
on March 14, 1995.
--------------------------------


OTHER OFFICERS
--------------------------------------------------------------------------------
JAMES K. DUNTON
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management
Company

ABNER D. GOLDSTINE
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management
Company

MICHAEL J. DOWNER
Los Angeles, California
Vice President of the series
Senior Vice President - Fund Business
Management Group, Capital Research
and Management Company

CLAUDIA P. HUNTINGTON
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research Company

STEVEN N. KEARSLEY
Los Angeles, California
Vice President and Treasurer of the series
Vice President and Treasurer,
Capital Research and Management
Company

DINA N. PERRY
Washington, D.C.
Vice President of the series
Vice President, Capital Research and
Management Company

JOHN H. SMET
Los Angeles, California
Vice President of the series
Vice President, Capital Research and
Management Company

CHAD L. NORTON
Los Angeles, California
Secretary of the series
Vice President - Fund Business
Management Group, Capital Research
and Management Company

DAVID E. CARTER
Los Angeles, California
Assistant Secretary of the series
Associate, Capital Research and
Management Company

MARY C. CREMIN
Los Angeles, California
Assistant Treasurer of the series
Senior Vice President - Fund Business
Management Group, Capital Research
and Management Company

ROBERT P. SIMMER
Los Angeles, California
Assistant Treasurer of the series
Vice President - Fund Business
Management Group, Capital Research
and Management Company

44  American Variable Insurance Series

Results of Shareholder Meeting Held March 14, 1995*
----------------------------------------------------------------------------------------------------------------------------
Shares Outstanding on January 6, 1995 (record date)      445,380,048
Shares Voting on March 14, 1995                          445,380,048 (100.0%)
----------------------------------------------------------------------------------------------------------------------------
                                               Percent of                        Percent of                       Percent of
                                   Votes         Shares              Votes         Shares                           Shares
Election of Trustees                For        Voting For           Withheld      Withheld       Abstentions      Abstaining
----------------------------------------------------------------------------------------------------------------------------
Charles H. Black                 422,968,255      95.0%            22,411,793       5.0%             none             0.0%
H. Frederick Christie            423,008,825      95.0             22,371,223       5.0              none             0.0
Joe E. Davis                     423,467,216      95.1             21,912,833       4.9              none             0.0
Martin Fenton, Jr.               423,259,985      95.0             22,120,063       5.0              none             0.0
Richard H.M. Holmes              423,200,628      95.0             22,179,420       5.0              none             0.0
Mary Myers Kauppila              423,333,720      95.0             22,046,328       5.0              none             0.0
James F. Rothenberg              423,455,446      95.1             21,924,603       4.9              none             0.0
Thomas E. Terry                  423,604,885      95.1             21,775,163       4.9              none             0.0
Leonard Weil                     422,965,368      95.0             22,414,680       5.0              none             0.0

                                               Percent of                        Percent of                       Percent of
                                   Votes         Shares              Votes         Shares                           Shares
Proposal                            For        Voting For           Against    Voting Against    Abstentions      Abstaining
----------------------------------------------------------------------------------------------------------------------------
Amendment to a fundmental
investment policy
regarding the purchase
of loan participations           360,297,892      84.4%            28,363,824       6.6%          38,256,935          9.0%

                                               Percent of                        Percent of                       Percent of
                                   Votes         Shares              Votes         Shares                           Shares
Ratification of Auditors            For        Voting For           Against    Voting Against    Abstentions      Abstaining
----------------------------------------------------------------------------------------------------------------------------
Price Waterhouse LLP             414,355,767      93.0%             3,980,445       0.9%          27,043,836          6.1%

*Consolidated results; votes were tabulated separately by fund. The proposal concerning loan participations was not presented to the Cash Management Fund.

--------------------------------------------------------------------------------

OFFICES OF THE SERIES AND OF
THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92621-5804

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

COUNSEL
Morrison & Foerster
345 California Street
San Francisco, California 94104-2675

-------------------------------------------------------------------------------
This report is for the information of American Variable Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Variable Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 1995, this report must be accompanied by an American Legacy II Statistical Update for the most recently completed calendar quarter.


Litho in USA AGD/FS/2666
(c)1995 American Funds Distributors, Inc.
Lit. No. VI-013-0795

         [LOGO]
Printed on recycled paper

                      American Variable Insurance Series